UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—17.76%
Federal Home Loan Bank
0.350%, due 11/01/12[1]	1,500,000	1,500,000
0.125%, due 12/12/12[2]	5,000,000	4,999,288
0.140%, due 12/12/12[2]	3,500,000	3,499,442
Federal Home Loan Mortgage Corp.
0.169%, due 11/06/12*,1	3,000,000	2,999,380
US Treasury Bills
0.114%, due 11/15/12[2]	10,000,000	9,999,557
0.098%, due 01/17/13[2]	3,050,000	3,049,361
0.123%, due 02/07/13[2]	10,000,000	9,996,665
US Treasury Notes
1.375%, due 11/15/12	5,000,000	5,002,351
1.375%, due 02/15/13	5,000,000	5,017,275
1.750%, due 04/15/13	2,000,000	2,013,875
0.625%, due 04/30/13	1,000,000	1,002,043
0.375%, due 06/30/13	3,000,000	3,003,887
3.125%, due 08/31/13	3,000,000	3,072,559
0.125%, due 09/30/13	3,000,000	2,997,919
Total US government and agency obligations (cost—$58,153,602)		58,153,602

Certificates of deposit—13.97%
Banking-non-US—10.38%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	3,000,000	3,000,000
Credit Agricole SA
0.210%, due 11/01/12	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 01/08/13	4,000,000	4,000,000
Societe Generale
0.230%, due 11/07/12	3,000,000	3,000,000
0.280%, due 12/03/12	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
0.320%, due 11/06/12	5,000,000	5,000,000
0.310%, due 12/11/12	2,000,000	2,000,000
0.290%, due 12/19/12	2,000,000	2,000,000
Svenska Handelsbanken AB
0.210%, due 01/02/13	3,000,000	3,000,000
Swedbank AB
0.200%, due 11/14/12	3,000,000	3,000,000
Toronto-Dominion Bank
0.300%, due 01/18/13	1,000,000	1,000,216
		34,000,216
Banking-US—3.59%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	3,750,000	3,750,000
0.220%, due 02/20/13	3,000,000	3,000,000
State Street Bank and Trust Co.
0.210%, due 02/12/13	5,000,000	5,000,000
		11,750,000
Total certificates of deposit (cost—$45,750,216)		45,750,216

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—56.41%
Asset Backed-Auto & Truck—2.44%
FCAR Owner Trust II
0.280%, due 11/01/12	3,000,000	3,000,000
0.220%, due 11/15/12	3,000,000	2,999,743
0.230%, due 12/17/12	2,000,000	1,999,412
		7,999,155
Asset backed-banking US—0.92%
Atlantis One Funding
0.260%, due 11/16/12	3,000,000	2,999,675

Asset backed-miscellaneous—23.13%
Bryant Park Funding LLC
0.180%, due 11/15/12	5,000,000	4,999,650
Chariot Funding LLC
0.210%, due 12/13/12	3,000,000	2,999,265
0.210%, due 12/18/12	5,000,000	4,998,629
Gotham Funding Corp.
0.270%, due 12/03/12	5,000,000	4,998,800
0.220%, due 01/07/13	2,000,000	1,999,181
Jupiter Securitization Co. LLC
0.210%, due 12/17/12	4,000,000	3,998,927
0.250%, due 01/07/13	4,000,000	3,998,139
Liberty Street Funding LLC
0.180%, due 11/21/12	5,000,000	4,999,500
0.200%, due 12/03/12	5,000,000	4,999,111
Market Street Funding LLC
0.180%, due 12/03/12	4,000,000	3,999,360
0.200%, due 12/04/12	3,000,000	2,999,450
0.200%, due 01/14/13	3,000,000	2,998,767
Old Line Funding Corp.
0.350%, due 01/15/13	3,250,000	3,247,630
Regency Markets No. 1 LLC
0.210%, due 11/16/12	3,000,000	2,999,737
0.210%, due 11/20/12	3,000,000	2,999,668
0.210%, due 11/26/12	2,000,000	1,999,708
Sheffield Receivables Corp.
0.260%, due 01/03/13	3,000,000	2,998,635
Thames Asset Global Securitization No. 1
0.250%, due 11/19/12	2,500,000	2,499,688
Thunderbay Funding
0.200%, due 12/04/12	2,000,000	1,999,633
Victory Receivables Corp.
0.200%, due 11/28/12	3,000,000	2,999,550
0.250%, due 01/02/13	3,000,000	2,998,708
0.260%, due 01/02/13	3,000,000	2,998,657
		75,730,393
Banking-non-US—7.63%
Banque et Caisse d’Epargne de l’Etat
0.300%, due 01/25/13	2,000,000	1,998,583
Caisse Centrale Desjardins
0.210%, due 11/07/12	4,000,000	3,999,860
0.180%, due 11/13/12	2,000,000	1,999,880

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
0.210%, due 11/13/12	3,000,000	2,999,790
Credit Suisse
0.240%, due 11/26/12	1,000,000	999,833
Mizuho Funding LLC
0.260%, due 01/02/13	5,000,000	4,997,761
Oversea-Chinese Banking Corp., Ltd.
0.220%, due 11/02/12	3,000,000	2,999,982
Skandinaviska Enskilda Banken AB
0.240%, due 01/14/13	3,000,000	2,998,520
Svenska Handelsbanken, Inc.
0.230%, due 12/13/12	2,000,000	1,999,464
		24,993,673
Banking-US—12.21%
Deutsche Bank Financial LLC
0.260%, due 12/10/12	2,000,000	1,999,437
0.500%, due 03/20/13	3,000,000	2,994,208
ING (US) Funding LLC
0.300%, due 12/12/12	5,000,000	4,998,292
JPMorgan Chase & Co.
0.310%, due 12/24/12	3,000,000	2,998,631
Natixis US Finance Co. LLC
0.160%, due 11/01/12	4,000,000	4,000,000
Nordea North America, Inc.
0.315%, due 03/18/13	5,000,000	4,994,006
PNC Bank N.A.
0.250%, due 11/06/12	6,000,000	5,999,792
State Street Corp.
0.220%, due 01/04/13	5,000,000	4,998,044
Toronto-Dominion Holdings USA, Inc.
0.180%, due 12/17/12	5,000,000	4,998,850
0.200%, due 01/14/13	2,000,000	1,999,178
		39,980,438
Beverage/bottling—1.53%
Coca-Cola Co.
0.120%, due 11/07/12	5,000,000	4,999,900

Brokerage—0.91%
Prudential Funding LLC
0.210%, due 11/13/12	3,000,000	2,999,790

Entertainment—1.53%
Walt Disney Co.
0.140%, due 12/12/12	5,000,000	4,999,203

Finance-captive—1.22%
Deere (John) Capital Corp.
0.170%, due 11/15/12	4,000,000	3,999,736

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Finance-captive automotive—2.14%
Toyota Motor Credit Corp.
0.220%, due 11/19/12	3,000,000	2,999,670
0.250%, due 01/22/13	4,000,000	3,997,722
		6,997,392
Retail-discount—2.75%
Wal-Mart Stores, Inc.
0.150%, due 11/15/12	9,000,000	8,999,475
Total commercial paper (cost—$184,698,830)		184,698,830

Short-term corporate obligation—0.54%
Banking-non-US—0.54%
Royal Bank of Canada
0.558%, due 12/10/12[1] (cost—$1,751,200)	1,750,000	1,751,200

Repurchase agreements—11.41%
Repurchase agreement dated 10/31/12 with Barclays Capital, Inc., 0.300% due 11/01/12, collateralized by $18,982,800 US Treasury Bonds, 4.500% due 08/15/39; (value—$25,500,008); proceeds: $25,000,208	25,000,000	25,000,000
Repurchase agreement dated 10/31/12 with Deutsche Bank Securities, Inc., 0.320% due 11/01/12, collateralized by $9,415,900 US Treasury Inflation Index Notes, 2.000% due 01/15/14; (value—$12,240,090); proceeds: $12,000,107	12,000,000	12,000,000
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $376,615 Federal Home Loan Mortgage Corp. obligations, 2.000% due 01/30/23; (value—$373,432); proceeds: $366,000	366,000	366,000
Total repurchase agreements (cost—$37,366,000)		37,366,000
Total investments (cost—$327,719,848 which approximates cost for federal income tax purposes)—100.09%		327,719,848
Liabilities in excess of other assets—(0.09)%		(298,421)
Net assets (applicable to 327,423,234 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		327,421,427

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	58,153,602	—	58,153,602
Certificates of deposit	—	45,750,216	—	45,750,216
Commercial paper	—	184,698,830	—	184,698,830
Short-term corporate obligation	—	1,751,200	—	1,751,200
Repurchase agreements	—	37,366,000	—	37,366,000
Total	—	327,719,848	—	327,719,848

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	79.4%
Japan	8.5
Canada	3.6
France	3.4
Sweden	3.3
Singapore	0.9
Luxembourg	0.6
Switzerland	0.3
Total	100.0%

Weighted average maturity—46 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—31.90%
GNMA
2.500%, due 06/15/27	6,879,055	7,266,887
3.500%, due 12/15/40	219,966	239,966
4.500%, due 06/15/39	758,903	828,133
4.500%, due 07/15/39	224,698	245,174
4.500%, due 08/15/39	1,346,611	1,469,324
4.500%, due 09/15/39	2,385,402	2,617,686
4.500%, due 11/15/39	611,384	667,098
4.500%, due 01/15/40	737,677	805,905
4.500%, due 05/15/40	262,548	286,802
4.500%, due 06/15/40	680,602	745,176
5.000%, due 05/15/36	175,836	193,096
5.000%, due 04/15/38	16,238	17,792
5.000%, due 01/15/39	595,080	654,235
5.000%, due 05/15/39	937,184	1,030,348
5.000%, due 08/15/39	1,129,846	1,242,162
5.000%, due 09/15/39	1,619,605	1,780,607
5.000%, due 10/15/39	1,781,992	1,959,136
5.000%, due 12/15/39	52,698	57,937
5.000%, due 05/15/40	1,127,163	1,239,448
5.000%, due 06/15/40	848,557	935,032
5.000%, due 09/15/40	25,456	28,051
5.000%, due 05/15/41	384,026	428,442
5.500%, due 06/15/37	13,619	15,050
5.500%, due 07/15/37	52,127	57,603
5.500%, due 02/15/38	16,242	17,955
5.500%, due 10/15/38	2,996,064	3,315,556
5.500%, due 12/15/38	55,191	60,992
5.500%, due 03/15/39	763,578	843,540
5.500%, due 05/15/39	428,023	472,934
5.500%, due 09/15/39	2,104,753	2,325,658
5.500%, due 01/15/40	14,298	15,795
5.500%, due 03/15/40	318,152	351,469
5.500%, due 04/15/40	14,270	15,764
5.500%, due 05/15/40	95,951	105,999
6.000%, due 10/15/31	2,774	3,178
6.000%, due 03/15/34	3,638	4,135
6.000%, due 08/15/34	2,563	2,913
6.000%, due 07/15/36	102,324	116,643
6.500%, due 02/15/29	1,817	2,143
6.500%, due 11/15/34	17,441	20,086
6.500%, due 01/15/36	13,203	15,299
6.500%, due 03/15/36	2,042	2,349
6.500%, due 09/15/36	558,206	664,027
6.500%, due 02/15/37	36,277	43,155
6.500%, due 04/15/37	21,619	24,839
6.500%, due 01/15/38	18,199	20,944
6.500%, due 06/15/38	86,877	99,937
6.500%, due 07/15/38	57,858	65,842
6.500%, due 10/15/38	117,623	133,854
6.500%, due 11/15/38	21,599	24,580
7.500%, due 08/15/21	5,115	5,689
7.500%, due 09/15/23	876	904
8.000%, due 02/15/23	1,222	1,441
8.250%, due 04/15/19	276,392	312,198
10.500%, due 02/15/19	24,230	24,354
10.500%, due 06/15/19	29,778	29,931
10.500%, due 07/15/19	39,297	39,499
10.500%, due 07/15/20	3,056	3,083

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
10.500%, due 08/15/20	27,004	28,101
10.500%, due 09/15/20	3,028	3,043
11.500%, due 05/15/19	2,727	2,825
GNMA II
3.500%, due 08/20/42[1]	22,894,076	24,906,195
4.000%, due 03/20/41	45,922	50,404
4.500%, due 06/20/40	10,207,731	11,311,526
4.500%, due 08/20/40	378,632	419,574
5.000%, due 10/20/41[1]	11,014,210	12,215,813
9.000%, due 04/20/25	20,988	25,906
9.000%, due 12/20/26	3,993	4,315
9.000%, due 01/20/27	12,111	12,578
9.000%, due 09/20/30	1,258	1,280
9.000%, due 10/20/30	7,152	8,654
9.000%, due 11/20/30	5,636	5,788
GNMA II ARM
1.625%, due 07/20/17	5,080	5,239
1.625%, due 09/20/21	124,778	128,671
1.625%, due 01/20/23	87,448	91,575
1.625%, due 03/20/23	42,523	44,530
1.625%, due 01/20/24	115,997	121,471
1.625%, due 02/20/25	26,969	28,241
1.625%, due 08/20/25	30,109	31,048
1.625%, due 09/20/25	38,269	39,463
1.625%, due 03/20/26	24,954	26,132
1.625%, due 08/20/26	42,265	43,584
1.625%, due 01/20/27	149,509	156,565
1.625%, due 07/20/27	16,214	16,719
1.625%, due 01/20/28	17,186	17,997
1.625%, due 02/20/28	13,796	14,446
1.625%, due 07/20/30	99,567	102,674
1.750%, due 06/20/22	115,045	120,591
1.750%, due 04/20/24	138,759	145,447
1.750%, due 04/20/26	214,510	224,849
1.750%, due 06/20/26	87,802	92,034
1.750%, due 04/20/27	50,453	52,884
1.750%, due 04/20/30	17,055	17,877
1.750%, due 05/20/30	183,590	192,439
2.000%, due 01/20/25	10,436	10,875
2.000%, due 05/20/25	10,869	11,328
2.000%, due 09/20/26	6,316	6,566
2.000%, due 01/20/27	9,838	10,252
2.000%, due 02/20/27	15,304	15,948
2.000%, due 04/20/27	5,513	5,745
2.000%, due 08/20/27	40,705	42,321
2.000%, due 04/20/30	19,444	20,264
2.000%, due 05/20/30	540,125	562,916
2.000%, due 07/20/30	30,852	32,076
2.000%, due 08/20/30	156,005	162,198
2.500%, due 04/20/18	3,933	4,099
2.500%, due 11/20/21	25,885	27,016
2.500%, due 03/20/25	37,405	39,072
2.500%, due 07/20/30	67,668	70,641
2.500%, due 08/20/30	7,458	7,786
2.500%, due 10/20/30	28,514	29,760
3.000%, due 04/20/18	4,995	5,208
3.000%, due 05/20/25	80,333	84,084
3.000%, due 06/20/25	24,161	25,193
3.500%, due 03/20/25	18,248	19,158

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
4.000%, due 01/20/18	103,558	108,498
4.000%, due 05/20/18	5,313	5,615
4.000%, due 06/20/19	35,130	37,122
GNMA TBA
3.500%	5,430,000	5,909,367
4.000%	19,000,000	20,770,155
3.000%	9,000,000	9,547,735
4.500%	21,000,000	22,830,937
5.000%	20,000,000	21,909,376
5.500%	4,000,000	4,418,125
6.000%	6,000,000	6,787,500
6.500%	1,000,000	1,144,687
GNMA II TBA
4.000%	2,900,000	3,165,984
4.500%	11,000,000	12,065,625
Total government national mortgage association certificates (cost—$193,591,482)		194,601,485

Federal home loan mortgage corporation certificates*—23.69%
FHLMC
3.000%, due 09/01/42[1]	10,999,995	11,527,372
4.000%, due 10/01/40	1,545,815	1,650,772
4.500%, due 09/01/40	28,317,775	30,427,553
4.500%, due 04/01/41	4,811,778	5,186,814
4.500%, due 05/01/41	852,012	918,419
5.000%, due 11/01/27	34,895	38,140
5.000%, due 10/01/29	988,425	1,080,954
5.000%, due 09/01/33	736,737	825,274
5.000%, due 01/01/34	164,025	179,225
5.000%, due 06/01/34	55,361	60,215
5.000%, due 04/01/35	89,378	100,119
5.000%, due 05/01/35	734,412	798,228
5.000%, due 07/01/35	4,168,154	4,533,453
5.000%, due 08/01/35	214,571	233,215
5.000%, due 10/01/35	171,408	186,302
5.000%, due 12/01/35	48,443	52,627
5.000%, due 06/01/37	328,623	355,792
5.000%, due 05/01/39	76,303	82,612
5.000%, due 06/01/39	288,892	312,776
5.000%, due 08/01/39	113,208	122,567
5.000%, due 03/01/40	28,121	30,929
5.000%, due 07/01/40	579,114	634,087
5.000%, due 08/01/40	244,709	267,081
5.000%, due 09/01/40	191,530	210,716
5.000%, due 11/01/40	671,164	732,525
5.000%, due 02/01/41	1,582,152	1,726,887
5.000%, due 03/01/41	118,965	129,529
5.000%, due 04/01/41	4,509,732	4,928,796
5.000%, due 05/01/41	1,050,388	1,147,721
5.000%, due 06/01/41	204,547	223,503
5.000%, due 07/01/41	208,640	227,976
5.500%, due 06/01/28	13,329	14,530
5.500%, due 02/01/32	8,163	8,957
5.500%, due 12/01/32	9,313	10,219
5.500%, due 02/01/33	564,264	619,160
5.500%, due 05/01/33	9,421	10,326
5.500%, due 06/01/33	717,547	787,356
5.500%, due 12/01/33	245,818	269,734

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
5.500%, due 12/01/34	234,273	256,772
5.500%, due 06/01/35	4,282,032	4,690,335
5.500%, due 07/01/35	27,405	30,037
5.500%, due 10/01/35	1,127,770	1,233,991
5.500%, due 12/01/35	628,510	687,299
5.500%, due 06/01/36	2,512,276	2,750,411
5.500%, due 12/01/36	313,738	342,005
5.500%, due 03/01/37	602,763	658,021
5.500%, due 04/01/37	1,493,129	1,624,862
5.500%, due 10/01/37	37,070	40,341
5.500%, due 11/01/37	932,689	1,014,976
5.500%, due 04/01/38	1,072,064	1,172,344
5.500%, due 05/01/38	178,735	194,337
5.500%, due 07/01/38	797,002	866,571
5.500%, due 12/01/38	19,283	21,080
5.500%, due 01/01/39	427,184	464,873
5.500%, due 09/01/39	1,155,891	1,271,091
5.500%, due 02/01/40	66,578	72,389
5.500%, due 03/01/40	34,513	37,558
5.500%, due 05/01/40	897,041	976,184
5.500%, due 02/01/41	193,594	213,880
6.000%, due 11/01/37	9,351,782	10,293,493
7.000%, due 08/01/25	795	939
7.500%, due 10/01/17	312	312
8.000%, due 03/01/13	1,358	1,360
9.000%, due 04/01/25	35,247	35,790
11.000%, due 09/01/15	473	483
11.000%, due 10/01/15	147	162
11.000%, due 12/01/15	2,669	2,943
11.000%, due 06/01/19	349	350
11.000%, due 09/01/20	572	670
11.500%, due 01/01/16	1,745	1,776
11.500%, due 01/01/18	5,817	5,907
11.500%, due 06/01/19	16,535	17,114
FHLMC ARM
2.261%, due 11/01/27	126,016	135,783
2.262%, due 01/01/28	41,430	43,655
2.326%, due 04/01/29	205,368	220,247
2.333%, due 07/01/24	210,784	215,986
2.339%, due 10/01/23	109,042	116,695
2.392%, due 11/01/29	464,596	499,977
2.407%, due 06/01/28	406,606	437,366
2.407%, due 07/01/28	177,551	190,783
2.426%, due 12/01/29	106,938	115,058
2.540%, due 11/01/25	269,241	289,525
2.540%, due 01/01/29	224,558	242,070
2.562%, due 10/01/27	322,918	348,357
2.573%, due 10/01/27	284,932	307,533
2.750%, due 01/01/30	34,776	35,024
3.122%, due 10/01/29	4,180	4,342
FHLMC TBA
4.000%	35,000,000	37,336,523
5.000%	3,000,000	3,246,094
5.500%	1,000,000	1,087,031
Total federal home loan mortgage corporation certificates (cost—$142,737,773)		144,505,166

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—0.14%
FHA GMAC
7.400%, due 02/01/21[2]	308,125	302,829
FHA Reilly
6.896%, due 07/01/20	545,569	545,569
Total federal housing administration certificates (cost—$854,308)		848,398

Federal national mortgage association certificates*—61.84%
FNMA
3.000%, due 05/01/42[1]	826,173	867,235
3.000%, due 06/01/42[1]	657,545	690,225
3.000%, due 09/01/42[1]	6,785,734	7,123,227
3.000%, due 10/01/42[1]	92,707,488	97,316,916
3.000%, due 11/01/42[1]	5,024,296	5,274,010
3.500%, due 11/01/25	1,935,391	2,089,380
4.000%, due 05/01/18	101,359	108,315
4.000%, due 03/01/19	130,966	139,939
4.000%, due 06/01/19	129,894	138,794
4.000%, due 07/01/25	83,451	89,169
4.000%, due 08/01/25	413,740	442,087
4.000%, due 09/01/25	272,760	291,448
4.000%, due 10/01/25	421,231	450,663
4.000%, due 11/01/25	655,505	700,415
4.000%, due 12/01/25	353,131	377,325
4.000%, due 01/01/26	1,371,184	1,465,344
4.000%, due 02/01/26	5,587,073	5,971,101
4.000%, due 03/01/26	4,773,759	5,101,127
4.000%, due 04/01/26	8,596,233	9,187,876
4.000%, due 05/01/39	420,298	462,018
4.000%, due 09/01/39	796,091	882,951
4.000%, due 11/01/40	2,515,643	2,729,783
4.000%, due 12/01/40	20,408,142	21,916,082
4.000%, due 01/01/41	6,612,805	7,111,426
4.000%, due 02/01/41	3,682,510	3,948,591
4.000%, due 03/01/41	6,526,485	7,153,925
4.000%, due 11/01/41	1,702,100	1,825,580
4.500%, due 03/01/23	36,712	40,399
4.500%, due 04/01/39	12,315,866	13,365,499
4.500%, due 09/01/39	124,679	138,230
4.500%, due 07/01/41	357,447	387,476
4.500%, due 08/01/41	1,354,668	1,468,470
5.000%, due 08/01/18	25,461	27,701
5.000%, due 03/01/23	21,726	23,677
5.000%, due 05/01/23	384,537	420,977
5.000%, due 09/01/23[1]	1,640,607	1,793,764
5.000%, due 07/01/24[1]	2,320,502	2,571,705
5.000%, due 09/01/25[1]	1,861,513	2,024,537
5.000%, due 10/01/34	600,165	659,321
5.000%, due 05/01/35[1]	1,523,930	1,670,030
5.000%, due 03/01/36[1]	2,518,762	2,760,181
5.000%, due 12/01/36	47,982	52,589
5.000%, due 08/01/41	60,741	66,652
5.000%, due 10/01/41	320,576	351,773
5.500%, due 06/01/17	24,078	25,421
5.500%, due 02/01/32	32,333	35,741
5.500%, due 11/01/32	332,156	368,623
5.500%, due 12/01/33	4,290	4,747

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 04/01/34	211,863	235,410
5.500%, due 01/01/35	190,387	212,538
5.500%, due 05/01/37	1,334,201	1,489,436
5.500%, due 07/01/37	1,734,682	1,902,363
5.500%, due 06/01/39	6,354,895	7,094,294
5.500%, due 11/01/39	2,364,108	2,639,175
6.000%, due 11/01/21	236,893	260,343
6.000%, due 06/01/22	38,308	42,280
6.000%, due 01/01/23	666,028	733,684
6.000%, due 03/01/23	1,154,439	1,268,715
6.000%, due 11/01/26	134,977	149,881
6.000%, due 04/01/32	13,476	15,310
6.000%, due 09/01/32	18,455	20,966
6.000%, due 10/01/32	55,881	63,225
6.000%, due 12/01/32	70,724	80,345
6.000%, due 01/01/33	191,158	217,163
6.000%, due 02/01/33	84,004	95,431
6.000%, due 09/01/34	638,394	722,816
6.000%, due 04/01/35	1,165	1,302
6.000%, due 05/01/35	346,050	387,137
6.000%, due 06/01/35	73,435	82,132
6.000%, due 07/01/35	370,143	413,664
6.000%, due 08/01/35	241,276	269,764
6.000%, due 09/01/35	85,699	95,236
6.000%, due 01/01/36	161,851	182,286
6.000%, due 06/01/36	9,985	11,094
6.000%, due 08/01/36	11,041	12,267
6.000%, due 09/01/36	237,442	267,888
6.000%, due 10/01/36	326,425	362,671
6.000%, due 11/01/36	3,436	3,870
6.000%, due 01/01/37	333,966	371,470
6.000%, due 03/01/37	157,757	176,903
6.000%, due 05/01/37	88,973	98,852
6.000%, due 08/01/37	290,598	322,865
6.000%, due 11/01/37	56,650	62,941
6.000%, due 12/01/37	272,231	302,459
6.000%, due 01/01/38	2,872,064	3,190,974
6.000%, due 02/01/38	226,015	251,111
6.000%, due 08/01/38	95,710	106,128
6.000%, due 09/01/38	1,584,886	1,757,376
6.000%, due 10/01/38	1,848,735	2,053,096
6.000%, due 11/01/38	4,208,358	4,698,865
6.000%, due 01/01/39	1,788,247	1,990,087
6.500%, due 12/01/12	15	15
6.500%, due 02/01/13	259	260
6.500%, due 03/01/13	1,141	1,143
6.500%, due 04/01/13	121	121
6.500%, due 06/01/13	1,846	1,877
6.500%, due 07/01/13	802	814
6.500%, due 08/01/13	994	1,010
6.500%, due 09/01/13	3,166	3,216
6.500%, due 10/01/13	1,901	1,933
6.500%, due 11/01/13	3,987	4,050
6.500%, due 07/01/19	28,715	32,363
6.500%, due 10/01/36	1,298,386	1,476,741
6.500%, due 02/01/37	20,435	24,290
6.500%, due 07/01/37	230,600	262,018
6.500%, due 08/01/37	508,051	577,266
6.500%, due 09/01/37	733,406	871,777

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.500%, due 12/01/37	956,930	1,087,308
6.500%, due 08/01/38	22,849	27,180
6.500%, due 05/01/40	5,515,621	6,276,177
7.500%, due 11/01/26	24,641	25,129
8.000%, due 11/01/26	36,132	41,002
9.000%, due 10/01/19	18,609	18,673
9.000%, due 02/01/26	26,074	30,349
10.500%, due 09/01/15	2,830	2,873
10.500%, due 08/01/20	761	807
10.500%, due 04/01/22	98	100
11.000%, due 10/01/15	445	447
11.000%, due 02/01/16	558	560
FNMA ARM
1.348%, due 03/01/44	515,712	534,811
1.645%, due 07/01/30	24,659	25,404
1.750%, due 09/01/15	26,898	27,425
1.974%, due 10/01/26	688,451	703,183
2.113%, due 05/01/30	90,773	96,479
2.204%, due 02/01/26	46,715	49,260
2.337%, due 09/01/26	27,157	28,692
2.416%, due 03/01/25	183,252	196,796
2.416%, due 02/01/30	7,119	7,229
2.657%, due 12/01/27	40,850	43,826
FNMA TBA
2.500%	9,000,000	9,419,062
3.000%	15,000,000	15,811,407
3.500%	15,000,000	15,928,595
4.000%	2,000,000	2,141,562
4.500%	31,000,000	33,425,312
5.000%[1]	5,000,000	5,454,687
5.500%	29,000,000	31,797,967
6.000%	3,500,000	3,878,984
Total federal national mortgage association certificates (cost—$373,151,047)		377,168,458

Collateralized mortgage obligations—11.50%
ARM Trust, Series 2005-8, Class 3A21
2.996%, due 11/25/35[3]	2,062,888	1,643,719
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[4]	2,052,556	2,167,389
Series 2004-AC3, Class A2
6.000%, due 06/25/34[4]	2,268,783	2,317,784
Chevy Chase Mortgage Funding Corp.,
Series 2004-1, Class A1
0.491%, due 01/25/35[3,5]	222,012	179,098
Series 2007-2A, Class A1
0.341%, due 05/25/48[3,5]	1,416,268	942,951
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.421%, due 05/20/46[3]	3,734,647	2,306,290
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	52,604	60,652
Series 0159, Class H
4.500%, due 09/15/21	13,941	14,752
Series 1003, Class H
1.000%, due 10/15/20[3]	50,598	51,285

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1349, Class PS
7.500%, due 08/15/22	2,766	3,178
Series 1502, Class PX
7.000%, due 04/15/23	371,405	426,162
Series 1534, Class Z
5.000%, due 06/15/23	178,101	178,760
Series 1573, Class PZ
7.000%, due 09/15/23	58,614	67,129
Series 1658, Class GZ
7.000%, due 01/15/24	30,357	35,227
Series 1694, Class Z
6.500%, due 03/15/24	245,740	257,472
Series 1775, Class Z
8.500%, due 03/15/25	6,480	7,503
Series 2411, Class FJ
0.564%, due 12/15/29[3]	46,582	46,667
Series 3312, Class FN
0.434%, due 07/15/36[3]	1,586,092	1,585,911
Series 3671, Class FQ
1.064%, due 12/15/36[3]	4,873,479	4,931,775
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	113,324	125,177
Trust 1988-007, Class Z
9.250%, due 04/25/18	128,207	142,013
Trust 1992-129, Class L
6.000%, due 07/25/22	8,592	9,578
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	28,801	33,025
Trust 1993-037, Class PX
7.000%, due 03/25/23	328,317	373,678
Trust 1993-240, Class Z
6.250%, due 12/25/13	345	354
Trust 1993-250, Class Z
7.000%, due 12/25/23	8,849	9,246
Trust 2005-088, Class A
0.373%, due 10/25/35[3]	2,285,900	2,230,626
Trust 2007-4, Class DF
0.656%, due 02/25/37[3]	1,943,643	1,951,348
Trust G92-040, Class ZC
7.000%, due 07/25/22	35,137	39,464
Trust G94-006, Class PJ
8.000%, due 05/17/24	45,046	51,634
GNMA REMIC,
Trust 2000-009, Class FH
0.714%, due 02/16/30[3]	36,918	37,308
Trust 2010-H01, Class FA
1.036%, due 01/20/60[3]	5,596,789	5,669,861
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.531%, due 02/25/35[3]	995,989	775,000
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.711%, due 06/27/37[3,5]	3,446,634	2,534,378
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.589%, due 07/15/19[3,5]	1,254,799	1,222,848

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.889%, due 07/15/44[3]	2,500,000	2,960,757
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.515%, due 12/25/34[3]	868,310	894,512
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.670%, due 10/25/41[3,5]	1,415,379	1,150,880
Series 2007-FF1, Class A
0.670%, due 01/25/42[3,5]	4,939,816	3,998,163
Series 2007-FF3, Class A
0.670%, due 05/25/42[3,5]	5,969,720	4,865,322
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.598%, due 03/06/20[3]	3,108,389	3,113,051
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.711%, due 12/26/36[3,5]	2,713,721	2,583,501
RiverView HECM Trust, Series 2008-1, Class A1
0.961%, due 09/26/41[3,5]	7,169,464	5,825,190
Sequoia Mortgage Trust, Series 5, Class A
0.912%, due 10/19/26[3]	319,441	317,158
Structured ARM Loan, Series 2007-4, Class 1A2
0.431%, due 05/25/37[3]	482,353	322,009
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.421%, due 04/25/36[3]	1,491,031	958,497
Series 2007-AR5, Class A2
0.761%, due 09/25/47[3]	8,108,998	3,440,478
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.447%, due 09/25/33[3]	2,957,944	3,018,230
Series 2003-AR9, Class 2A
2.544%, due 09/25/33[3]	841,927	845,555
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	3,433,389	3,428,871
Total collateralized mortgage obligations (cost—$74,146,940)		70,151,416

Asset-backed securities—2.80%
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.461%, due 04/25/36[3]	791,359	748,942
Cumberland ClO Ltd., Series 2005-2A, Class A
0.687%, due 11/10/19[3,5]	4,282,527	4,242,648
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.961%, due 08/25/40[3,5]	242,591	205,381
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[3]	38,423	39,922
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.651%, due 08/25/33[3]	395,553	346,927
SLM Student Loan Trust,
Series 2008-9, Class A
1.815%, due 04/25/23[3]	5,110,134	5,332,584
Series 2009-D, Class A
3.500%, due 08/17/43[3,6]	3,764,920	3,669,743

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2010-A, Class 2A
3.464%, due 05/16/44[3,5]	1,758,402	1,857,993
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.891%, due 01/25/34[3]	57,784	46,941
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.560%, due 04/17/21[3,5]	600,000	569,638
Total asset-backed securities (cost—$17,183,062)		17,060,719

Stripped mortgage-backed securities—1.85%
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class AX *,7
1.385%, due 11/25/19[3,6]	24,497,434	2,009,965
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[6,7]	135,343	27,068
Series 2136, Class GD
7.000%, due 03/15/29[6,7]	9,492	2,168
Series 2178, Class PI
7.500%, due 08/15/29[7]	53,834	11,818
GNMA REMIC, Trust 2011-92, Class IX
1.441%, due 11/16/44[3,6,7]	36,770,452	2,901,777
KGS Alpha SBA Coof, Series 2012
1.059%, due 04/25/38[2,6,7]	99,000,000	5,254,428
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class XA
0.861%, due 06/15/44[3,5]	28,516,960	1,102,922
Total stripped mortgage-backed securities (cost—$10,565,530)		11,310,146

Short-term US government obligations[8]—2.64%
US Treasury Bills
0.178%, due 10/17/13	3,900,000	3,893,471
0.173%, due 08/22/13	12,200,000	12,183,579
Total short-term US government obligations (cost—$16,076,031)		16,077,050

Repurchase agreements—7.87%
Repurchase agreement dated 10/31/12 with Citigroup Global Market, Inc., 0.300% due 11/01/12, collateralized by $11,355,000 US Treasury Notes, 0.250% due 8/15/15 (value—$11,325,455); proceeds: $11,100,093	11,100,000	11,100,000

Repurchase agreement dated 10/31/12 with Citigroup Global Market, Inc., 0.350% due 11/01/12, collateralized by $5,615,000 Federal Home Loan Mortgage Corporation obligations, 0.750% due 10/05/16; (value—$5,617,199); proceeds: $ 5,500,053	5,500,000	5,500,000

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount($)	Value($)
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with Deutsche Bank Securities, Inc., 0.280% due 11/01/12, collateralized by $6,313,000 US Treasury Bonds, 3.125% due 11/15/41; (value—$6,742,923); proceeds: $6,600,051	6,600,000	6,600,000

Repurchase agreement dated 10/31/12 with Goldman Sachs & Co., 0.280% due 11/01/12, collateralized by $7,387,000 Federal Home Loan Mortgage Corporation obligations, 4.500% due 10/01/41; (value—$7,941,025); proceeds: $7,700,060	7,700,000	7,700,000

Repurchase agreement dated 10/31/12 with Morgan Stanley & Co., 0.310% due 11/01/12, collateralized by $10,887,600 US Treasury Notes, 1.500% due 6/30/16 (value—$11,333,459); proceeds: $11,100,096	11,100,000	11,100,000

Repurchase agreement dated 10/31/12 with Morgan Stanley & Co., 0.330% due 11/01/12, collateralized by $5,605,000 Federal National Mortgage Association obligations, 1.060% due 10/12/17; (value—$5,615,422); proceeds: $ 5,500,050	5,500,000	5,500,000

Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $301,092 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $221,181 US Treasury Notes, 1.500% due 6/30/16 to 7/31/16; (value—$532,446); proceeds: $522,000	522,000	522,000

Total repurchase agreements (cost—$48,022,000)		48,022,000
Total investments before investments sold short (cost—$876,328,173)—144.23%		879,744,838

Investments sold short—(25.47)%
FHLMC*
3.000%, VRD	(11,000,000)	(11,514,766)
FNMA TBA*
3.000%	(106,000,000)	(111,150,943)
5.000%	(14,000,000)	(15,273,125)
GNMA II TBA
3.500%	(13,000,000)	(14,125,311)
5.000%	(3,000,000)	(3,306,094)
Total investments sold short (proceeds—$155,507,305)—(25.47)%		(155,370,239)
Liabilities in excess of other assets—(18.76)%		(114,399,558)
Net assets—100.00%		$609,975,041

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,121,369
Gross unrealized depreciation	(7,704,704)
Net unrealized appreciation	$3,416,665

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	194,601,485	—	194,601,485
Federal home loan mortgage corporation certificates	—	144,505,166	—	144,505,166
Federal housing administration certificates	—	—	848,398	848,398
Federal national mortgage association certificates	—	377,168,458	—	377,168,458
Collateralized mortgage obligations	—	52,640,163	17,511,253	70,151,416
Asset-backed securities	—	17,060,719	—	17,060,719
Stripped mortgage-backed securities	—	2,051,019	9,259,127	11,310,146
Short-term US government obligations	—	16,077,050	—	16,077,050
Repurchase agreements	—	48,022,000	—	48,022,000
Federal home loan mortgage corporation, federal national mortgage association and government national mortgage association certificates sold short	—	(155,370,239)	—	(155,370,239)
Total	—	696,755,821	27,618,778	724,374,599

At October 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2012:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	875,919	17,604,764	4,132,835	22,613,518
Purchases	—	—	5,254,428	5,254,428
Sales	(27,094)	(354,847)	—	(381,941)
Accrued discounts/(premiums)	(50)	21,060	(187,422)	(166,412)
Total realized gain/(loss)	(23)	7,112	(15,157)	(8,068)
Net change in unrealized appreciation/depreciation	(354)	233,164	74,443	307,253
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	848,398	17,511,253	9,259,127	27,618,778

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2012 was $260,517.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Entire amount designated as collateral for investments sold short.

2	Security is being fair valued by a valuation committee under the direction of the board of trustees.

3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.

4	Step bond that converts to the noted fixed rate at a designated future date.

5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.13% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Illiquid security representing 2.27% of net assets as of October 31, 2012.

7

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Rate shown is the discount rate at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—65.83%
US Treasury Bonds
2.750%, due 08/15/42	3,460,000	3,389,721
3.000%, due 05/15/42	2,465,000	2,546,269
3.125%, due 02/15/42	4,065,000	4,308,900
US Treasury Inflation Indexed Notes
0.125%, due 07/15/22	4,256,928	4,659,339
US Treasury Notes
0.125%, due 08/31/13	1,170,000	1,169,269
0.125%, due 09/30/13	10,485,000	10,477,220
0.250%, due 10/31/13	6,575,000	6,577,314
0.250%, due 06/30/14	8,375,000	8,372,387
0.250%, due 08/31/14	11,510,000	11,502,806
0.250%, due 09/30/14	24,945,000	24,928,437
0.250%, due 12/15/14	2,540,000	2,536,825
0.500%, due 10/15/13	3,375,000	3,384,227
0.625%, due 09/30/17	46,160,000	45,997,701
0.750%, due 08/15/13	2,235,000	2,244,604
0.750%, due 09/15/13	2,035,000	2,044,699
0.750%, due 10/31/17	14,285,000	14,309,556
1.000%, due 09/30/16	23,890,000	24,323,006
1.250%, due 10/31/19	52,900,000	53,309,129
1.375%, due 11/30/18	160,000	164,063
1.500%, due 06/30/16	13,516,000	14,007,009
1.500%, due 07/31/16	38,215,000	39,621,197
1.625%, due 08/15/22	5,162,500	5,134,266
2.000%, due 04/30/16	1,340,000	1,411,188
2.000%, due 11/15/21	14,969,700	15,549,776
2.375%, due 06/30/18	1,265,000	1,371,042
2.750%, due 02/15/19	150,000	166,242
Total US government obligations (cost—$301,568,943)		303,506,192

Federal home loan bank certificate—0.08%
FHLB
5.625%, due 06/13/16 (cost—$356,437)	330,000	383,876

Federal home loan mortgage corporation certificates*—0.87%
FHLMC
0.600%, due 05/22/15	1,265,000	1,266,987
5.000%, due 11/13/14	2,500,000	2,726,053
Total federal home loan mortgage corporation certificates (cost—$3,916,209)		3,993,040

Federal national mortgage association certificates*—3.70%
FNMA
0.000%, due 10/09/19[2]	3,795,000	3,321,585
1.000%, due 09/20/17	4,026,000	4,032,462
1.550%, due 01/10/19	755,000	756,077
2.700%, due 03/28/22	1,155,000	1,168,092
3.500%, due 06/01/42[3]	293,218	314,557
3.500%, due 07/01/42[3]	6,263,317	6,730,652
FNMA TBA
3.500%, due 12/01/99	700,000	745,609
Total federal national mortgage association certificates (cost—$16,574,441)		17,069,034

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Collateralized mortgage obligations—6.43%
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.835%, due 05/17/60[4,5]	2,015,000		2,033,804
Arran Cards Funding PLC, Series 2012-1A, Class A1
0.914%, due 07/15/15[4,5]	3,225,000		3,233,708
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.346%, due 07/25/34[5]	738,969		735,020
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39[5]	2,096,721		2,150,441
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000		724,075
Series 2010-C1, Class A1
3.156%, due 07/10/46[4]	1,192,057		1,260,366
DBRR Trust, Series 2012-EZ1, Class A
0.946%, due 09/25/45[4,6]	2,484,985		2,493,019
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, due 11/05/27[4]	650,000		652,519
Series 2010-ESHA, Class D
5.498%, due 11/05/27[4]	1,210,000		1,218,515
FNMA REMIC,*
Trust 2005-109, Class PV
6.000%, due 10/25/32	803,074		882,586
Trust 2012-35, Class MA
5.500%, due 08/25/29	1,164,107		1,170,267
GNMA REMIC, Trust Series 2006-3, Class B
5.091%, due 01/16/37[5]	750,714		788,379
Holmes Master Issuer PLC, Series 2010-1A, Class A2
1.740%, due 10/15/54[4,5]	2,065,806		2,087,160
JPMorgan Chase Commercial Mortgage Securities,
Series 2003-ML1A, Class A2
4.767%, due 03/12/39	1,126,500		1,131,673
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[4]	1,925,910		1,993,053
Series 2007-CB18, Class A3
5.447%, due 06/12/47	461,046		487,398
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[4]	800,000		863,618
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.875%, due 06/25/21	107,499		104,307
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class A2
3.277%, due 10/15/30[4]	675,000		692,942
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000		2,282,681
Permanent Master Issuer PLC, Series 2006-1, Class 6A1
0.659%, due 04/15/20[5,7]	GBP	1,466,000	2,366,106

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	286,566	294,165
Total collateralized mortgage obligations (cost—$28,976,926)		29,645,802

Asset-backed securities—8.42%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A2
0.840%, due 06/09/14	6,455	6,456
Series 2012-2, Class B
1.780%, due 03/08/17	1,430,000	1,448,958
BMW Vehicle Lease Trust, Series 2012-1, Class A2
0.590%, due 06/20/14	1,730,000	1,734,136
Bumper, Series 2011-2, Class A
1.360%, due 02/23/23[5,7]	900,000	1,177,297
CarMax Auto Owner Trust, Series 2012-3, Class A2
0.430%, due 09/15/15	1,735,000	1,735,158
CNH Equipment Trust, Series 2012-A, Class A2
0.650%, due 07/15/15	1,800,000	1,803,280
Credit Acceptance Auto Loan Trust,
Series 2010-1, Class A
2.060%, due 04/16/18[4]	650,000	650,157
Series 2011-1, Class A
2.610%, due 03/15/19[4]	1,105,000	1,119,936
DT Auto Owner Trust, Series 2012-2A, Class A
0.910%, due 11/16/15[4]	1,402,330	1,403,293
Ford Credit Floorplan Master Owner Trust,
Series 2010-1, Class A
1.864%, due 12/15/14[4,5]	1,785,000	1,789,521
Series 2012-1, Class C
1.714%, due 01/15/16[5]	1,415,000	1,420,152
Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000	2,605,313
Lehman XS Trust, Series 2005-6, Class 1A1
0.471%, due 11/25/35[5]	400,257	228,687
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
0.660%, due 04/15/14	1,645,000	1,647,056
Sallie Mae Student Loan Trust, Series 2010-C, Class A1
1.864%, due 12/15/17[4,5]	466,221	467,131
Santander Consumer Acquired Receivables Trust, Series 2011-51A, Class B
1.660%, due 08/15/16[4]	886,011	888,729
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C
3.090%, due 05/15/17	1,290,000	1,328,452
Series 2011-S1A, Class B
1.480%, due 05/15/17[4]	655,900	657,822
Series 2011-S1A, Class D
3.100%, due 05/15/17[4]	482,760	484,618
Series 2011-S2A, Class B
2.060%, due 06/15/17[4]	462,173	464,393
Series 2012-1, Class C
3.780%, due 11/15/17	1,240,000	1,299,921
Series 2012-2, Class C

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Asset-backed securities—(concluded)
3.200%, due 02/15/18	1,335,000		1,379,851
Series 2012-3, Class C
3.010%, due 04/16/18	1,170,000		1,206,552
Series 2012-4, Class A2
0.790%, due 08/17/15	1,955,000		1,959,845
Series 2012-4, Class B
1.830%, due 03/15/17	1,245,000		1,258,061
Series 2012-5, Class C
2.700%, due 08/15/18	1,200,000		1,224,366
Series 2012-6, Class D
2.520%, due 09/17/18	1,065,000		1,063,821
SLM Student Loan Trust,
Series 2012-A, Class A1
1.614%, due 08/15/25[4,5]	1,459,535		1,475,212
Series 2012-C, Class A2
3.310%, due 10/15/46[4]	1,190,000		1,254,090
Series 2012-D, Class A1
1.264%, due 06/15/23[4,5]	1,428,102		1,438,400
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730%, due 08/15/36[4]	446,385		464,816
Tiers Trust, Series 2012-01
2.189%, due 05/12/14[4,5]	1,745,000		1,753,725
Total asset-backed securities (cost—$38,401,495)			38,839,205

Corporate notes—23.53%
Automotive—0.25%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%, due 05/11/17[4]	1,120,000		1,143,579

Banking-non-US—2.85%
Caixa Economica Federal
2.375%, due 11/06/17[4]	210,000		208,811
DnB NOR Boligkreditt
2.100%, due 10/14/15[4]	1,700,000		1,763,580
2.900%, due 03/29/16[4]	2,210,000		2,355,197
Eksportfinans A/S
1.875%, due 04/02/13	960,000		957,600
5.500%, due 05/25/16	1,275,000		1,319,625
HSBC Bank PLC
2.000%, due 01/19/14[4]	1,605,000		1,618,671
NRW Bank
4.100%, due 12/28/12	CAD	870,000	873,493
Sparebank 1 Boligkreditt AS
2.300%, due 06/30/17[4]	1,825,000		1,914,243
Swedbank Hypotek AB
2.950%, due 03/28/16[4,8]	1,995,000		2,131,259
			13,142,479
Banking-US—2.23%
Bank of America Corp.
5.625%, due 10/14/16	1,325,000		1,510,757
5.700%, due 01/24/22	1,025,000		1,219,479

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Banking-US—(concluded)
6.500%, due 08/01/16	1,370,000	1,593,398
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	696,559
Capital One Financial Corp.
2.150%, due 03/23/15	685,000	704,159
CIT Group, Inc.
4.750%, due 02/15/15[4]	690,000	714,150
5.250%, due 03/15/18	400,000	425,000
Goldman Sachs Group, Inc.
5.750%, due 01/24/22	2,020,000	2,344,972
JPMorgan Chase & Co.
3.250%, due 09/23/22	1,050,000	1,076,269
		10,284,743
Beverages—0.10%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, due 07/15/42	450,000	463,567

Building products—0.06%
Building Materials Corp. of America
6.750%, due 05/01/21[4]	256,000	279,040

Car rental—0.12%
UR Financing Escrow Corp.
7.625%, due 04/15/22[4]	500,000	547,500

Diversified financial services—0.32%
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	737,599
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	716,151
		1,453,750
Electric-integrated—1.48%
Constellation Energy Group, Inc.
5.150%, due 12/01/20	846,000	994,344
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,952,665
Florida Power Corp.
4.800%, due 03/01/13	340,000	344,892
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	631,591
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	570,000	610,733
Pacificorp
5.500%, due 01/15/19	651,000	796,445

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,511,996
		6,842,666
Finance-captive automotive—0.95%
CDP Financial, Inc.
4.400%, due 11/25/19[4]	1,545,000	1,789,385
Ford Motor Credit Co. LLC
6.625%, due 08/15/17	220,000	257,214
8.000%, due 12/15/16	100,000	121,103
8.125%, due 01/15/20	1,755,000	2,230,514
		4,398,216
Financial services—3.45%
Ally Financial, Inc.
4.500%, due 02/11/14	2,722,000	2,803,660
5.500%, due 02/15/17	650,000	687,813
American Express Credit Corp.
2.375%, due 03/24/17	1,100,000	1,156,745
Citigroup, Inc.
4.587%, due 12/15/15	2,290,000	2,498,214
Credit Suisse AG Guernsey
1.625%, due 03/06/15[4]	1,545,000	1,569,918
2.600%, due 05/27/16[4]	2,215,000	2,329,518
HSBC Finance Corp.
6.676%, due 01/15/21	810,000	958,501
HSBC Holdings PLC
4.000%, due 03/30/22	460,000	503,911
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	815,000	876,125
SLM Corp.
3.528%, due 01/31/14[5]	1,700,000	1,690,888
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[4]	782,813	808,113
		15,883,406
Food/beverage—0.11%
General Mills, Inc.
3.150%, due 12/15/21	485,000	516,836

Gaming—0.11%
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	462,000	500,115

Health care—0.23%
Biomet, Inc.
6.500%, due 08/01/20[4]	1,015,000	1,047,987

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Insurance—1.47%
MetLife Institutional Funding II
1.625%, due 04/02/15[4]	1,920,000	1,957,010
Metropolitan Life Global Funding I
2.000%, due 01/09/15[4]	2,200,000	2,262,420
5.125%, due 06/10/14[4]	245,000	262,249
New York Life Global Funding
0.750%, due 07/24/15[4]	1,545,000	1,544,583
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	350,000	370,838
4.750%, due 09/17/15	360,000	397,729
		6,794,829
Media—1.32%
Brocade Communications Systems, Inc.
6.625%, due 01/15/18	720,000	747,000
CCH II LLC/CCH II Capital Corp.
13.500%, due 11/30/16	751,491	807,853
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	625,000	670,312
Clear Channel Worldwide Holdings, Inc., Series B
9.250%, due 12/15/17	756,000	810,810
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	605,000	630,362
Dish DBS Corp.
5.875%, due 07/15/22	400,000	420,000
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	605,880
NBCUniversal Media LLC
4.450%, due 01/15/43	375,000	387,440
WMG Acquisition Corp.
6.000%, due 01/15/21[4]	1,000,000	1,002,500
		6,082,157
Medical providers—0.95%
HCA, Inc.
4.750%, due 05/01/23	1,015,000	1,015,000
6.750%, due 07/15/13	670,000	692,612
Tenet Healthcare Corp.
8.875%, due 07/01/19	614,000	686,145
UnitedHealth Group, Inc.
2.875%, due 03/15/22	755,000	776,326
3.375%, due 11/15/21	220,000	235,701
WellPoint, Inc.
7.000%, due 02/15/19	750,000	955,632
		4,361,416
Metals & mining—0.09%
Codelco, Inc.
3.750%, due 11/04/20[4]	370,000	400,934

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Multi-line insurance—0.40%
American International Group, Inc.
3.000%, due 03/20/15	355,000	369,405
3.800%, due 03/22/17	725,000	782,149
5.450%, due 05/18/17	600,000	686,950
		1,838,504
Oil & gas—1.45%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	643,073
6.375%, due 09/15/17	945,000	1,145,589
7.625%, due 03/15/14	300,000	326,002
Cenovus Energy, Inc.
4.500%, due 09/15/14	940,000	1,006,742
Continental Resources, Inc.
8.250%, due 10/01/19	1,420,000	1,601,050
PBF Holding Co. LLC/PBF Finance Corp.
8.250%, due 02/15/20[3]	565,000	593,250
Petroleos Mexicanos
4.875%, due 01/24/22	200,000	226,167
5.500%, due 01/21/21	363,000	423,802
6.000%, due 03/05/20	132,000	158,400
8.000%, due 05/03/19	100,000	131,500
Transocean, Inc.
5.050%, due 12/15/16	386,000	432,315
		6,687,890
Oil services—0.35%
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,598,814
Schlumberger Investment SA
2.400%, due 08/01/22[4]	10,000	9,986
		1,608,800
Paper & forest products—0.21%
Georgia-Pacific LLC
8.250%, due 05/01/16[4]	925,000	989,978

Pharmaceuticals—0.21%
VPI Escrow Corp.
6.375%, due 10/15/20[4]	923,000	971,457

Pipelines—1.53%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,935,623
5.000%, due 10/01/21	360,000	407,609
6.500%, due 04/01/20	235,000	287,744
Energy Transfer Partners LP
5.200%, due 02/01/22	1,250,000	1,434,887
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000	1,630,890

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Pipelines—(concluded)
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	345,000		373,746
			7,070,499
Real estate investment trusts—0.54%
Boston Properties LP
3.850%, due 02/01/23	655,000		706,499
Rouse Co. LP
6.750%, due 05/01/13[4]	1,087,000		1,110,099
UDR, Inc. MTN
4.250%, due 06/01/18	600,000		665,328
			2,481,926
Retail—0.10%
Dollar General Corp.
4.125%, due 07/15/17	277,000		289,465
Macy’s Retail Holdings, Inc.
5.875%, due 01/15/13	192,000		193,739
			483,204
Special purpose entity—0.60%
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14[5]	GBP	350,000	585,517
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	1,805,000		2,196,086
			2,781,603
Telecommunications—0.82%
Qwest Corp.
7.500%, due 10/01/14	194,000		215,841
SBA Tower Trust
4.254%, due 04/15/15[4]	1,200,000		1,261,243
Sprint Nextel Corp.
7.000%, due 03/01/20[4,8]	498,000		577,680
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000		934,250
Virgin Media Secured Finance PLC
5.500%, due 01/15/21	GBP	190,000	340,220
6.500%, due 01/15/18	405,000		439,425
			3,768,659
Telephone-integrated—0.40%
Level 3 Financing, Inc.
8.125%, due 07/01/19	535,000		571,113
Qwest Communications International, Inc.
7.125%, due 04/01/18	1,197,000		1,264,355
			1,835,468

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(concluded)
Tobacco—0.22%
Altria Group, Inc.
9.250%, due 08/06/19	450,000	635,025
Reynolds American, Inc.
4.750%, due 11/01/42	390,000	395,119
		1,030,144
Utilities—0.61%
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000	2,803,552
Total corporate notes (cost—$103,264,206)		108,494,904

Non-US government obligation—0.18%
Russian Foreign Bond
7.500%, due 03/31/30[7,9] (cost—$760,910)	639,375	808,809

Repurchase agreement—0.98%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $2,600,233, Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $1,910,124 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$4,598,213); proceeds: $4,508,001 (cost—$4,508,000)	4,508,000	4,508,000

	Number of contracts/ Notional amount
Options purchased—0.05%
Call options & swaptions purchased—0.02%
3 Month LIBOR 5 Year Swap, strike @ 1.250%, expires 10/18/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 10/22/18[9]	6,800,000	93,718

Put options & swaptions purchased—0.03%
3 Month USD LIBOR 5 Year Swap, strike @ 1.250%, expires 10/18/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 10/22/18[9]	6,800,000	63,952
3 Month USD LIBOR 7 Year Swap, strike @ 1.600%, expires 02/15/13 (Counterparty: Bank of America N.A.; receive fixed rate); underlying swap terminates 02/19/20[9]	15,700,000	7,911

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of contracts/ Notional amount[1]		Value($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
6 Month EURIBOR 30 Year Swap, strike @ 4.000%, expires 05/02/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 05/06/43[9]	EUR	9,900,000	4,471
6 Month EURIBOR 30 Year Swap, strike @ 4.500%, expires 11/11/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 11/13/43[9]	EUR	2,200,000	3,798
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 09/16/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 09/18/43[9]	EUR	2,700,000	2,673
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 10/21/13 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/23/43[9]	EUR	2,500,000	3,569
Eurodollar 3 Year Futures, strike @ 98.875, expires 03/15/13		62	25,575
US Treasury Bond 30 Year Futures, strike @ $144, expires 11/23/12		13	3,453
US Treasury Note 10 Year Futures, strike @ $128, expires 12/21/12		42	5,250
US Treasury Note 10 Year Futures, strike @ $129, expires 12/21/12		27	4,219
USD Call/EUR Put, Strike @ EUR 1.18% expiring 11/07/2012	EUR	3,745,000	0
USD Call/EUR Put, Strike @ EUR 1.20% expiring 12/11/2012	EUR	5,525,000	644
			125,515
Total Options purchased (cost—$629,884)			219,233

	Number of shares	Value
Investment of cash collateral from securities loaned—0.49%
Money market fund—0.49%
UBS Private Money Market Fund LLC[11] (cost—$2,236,558)	2,236,558	2,236,558
Total investments before investments sold short (cost—$501,194,009)—110.56%		509,704,653

	Face amount($)
Investment sold short—(1.50)%
FNMA TBA*
3.500%, due 09/01/41 (cost—$(6,956,270))	(6,500,000)	(6,923,515)
Total investments (cost—$494,237,739)—109.06%		502,781,138
Liabilities in excess of other assets—(9.06)%		(41,748,016)
Net assets—100.00%		461,033,122

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,768,066
Gross unrealized depreciation	(1,257,422)
Net unrealized appreciation	$8,510,644

Written Options

Written option activity for the three months ended October 31, 2012 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2012	65	43,134
Options written	—	—
Options terminated in closing purchase transactions	(65)	(43,134)
Options expired prior to exercise	—	—
Options outstanding at October 31, 2012	—	—

Written Swaptions10

Notional amount (000)	Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)

USD 8,700	3 Month USD LIBOR Interest Rate Swap, strike @ 1.15%, terminating 09/16/19	CSI	Receive	09/12/14	65,250	(71,835)	(6,585)
USD 4,500	3 Month USD LIBOR Interest Rate Swap, strike @ 1.25%, terminating 06/10/19	CSI	Receive	06/06/14	45,000	(50,165)	(5,165)
USD 4,500	3 Month USD LIBOR Interest Rate Swap, strike @ 1.25%, terminating 06/10/19	CSI	Receive	06/06/14	51,300	(27,132)	24,168
USD 6,400	3 Month USD LIBOR Interest Rate Swap, strike @ 1.25%, terminating 06/13/19	CSI	Receive	06/11/14	57,600	(71,361)	(13,761)
					219,150	(220,493)	(1,343)

Notional amount (000)	Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)

USD 8,700	3 Month USD LIBOR Interest Rate Swap, strike @ 2.15%, terminating 09/16/19	CSI	Pay	09/12/14	110,055	(81,790)	28,265
USD 6,400	3 Month USD LIBOR Interest Rate Swap, strike @ 2.25%, terminating 06/13/19	CSI	Pay	06/11/14	85,120	(39,183)	45,937
USD 5,600	3 Month USD LIBOR Interest Rate Swap, strike @ 2.40%, terminating 10/07/21	CSI	Pay	10/03/14	94,780	(96,802)	(2,022)
USD 6,300	3 Month USD LIBOR Interest Rate Swap, strike @ 3.00%, terminating 02/19/43	BOA	Pay	02/15/13	142,931	(42)	142,889
					432,886	(217,817)	215,069
					652,036	(438,310)	213,726

Written swaption activity for the three months ended October 31, 2012 was as follows:

Premiums
received ($)
Swaption outstanding at July 31, 2012	793,645
Swaption written	413,015
Swaption terminated in closing purchase transactions	(554,624)
Swaption expired prior to exercise	—
Swaption outstanding at October 31, 2012	652,036

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
52	USD	US Treasury Bond 30 Year Futures	December 2012	7,580,580	7,764,250	183,670
303	USD	US Treasury Note 2 Year Futures	December 2012	66,789,364	66,759,422	(29,942)
59	USD	US Treasury Note 5 Year Futures	December 2012	7,324,870	7,330,750	5,880
Interest rate futures buy contracts:
32	EUR	German Euro Bund Futures	December 2012	5,819,168	5,874,846	55,678
				87,513,982	87,729,268	215,286

				Proceeds ($)
US Treasury futures sell contracts:
208	USD	US Treasury Note 10 Year Futures	December 2012	27,634,344	27,670,500	(36,156)
103	USD	Ultra Long US Treasury Bond Futures	December 2012	16,906,447	17,004,656	(98,209)
				44,540,791	44,675,156	(134,365)
						80,921

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	AUD	2,270,000	USD	2,358,235	11/19/12	5,027
CITI	USD	2,396,666	AUD	2,270,000	11/19/12	(43,458)
GSCM	CAD	2,240,000	USD	2,293,672	11/20/12	51,721
GSCM	GBP	1,905,000	USD	3,053,412	01/16/13	(20,055)
RBC	CAD	837,000	USD	853,267	01/16/13	16,579
RBC	EUR	702,000	USD	922,097	01/23/13	11,444
RBC	USD	2,259,538	CAD	2,240,000	11/20/12	(17,588)
						3,670

Interest rate swaps

				Rate type		Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[11](%)	Payments received by the Portfolio[11]	payments received (made)($)	Value ($)	Unrealized appreciation (depreciation)($)
CSI	USD	1,800	07/26/42	2.315	3 Month USD LIBOR	—	109,319	109,319
CSI	USD	1,200	07/24/42	2.313	3 Month USD LIBOR	—	73,372	73,372
CSI	USD	2,200	07/05/42	2.481	3 Month USD LIBOR	—	52,832	52,832
CSI	USD	13,300	09/25/14	0.393	3 Month USD LIBOR	—	(3,711)	(3,711)
CSI	USD	13,200	09/04/14	0.413	3 Month USD LIBOR	—	(9,026)	(9,026)
CSI	USD	300	02/28/22	2.080	3 Month USD LIBOR	—	(12,082)	(12,082)
GSB	USD	300	07/26/42	2.256	3 Month USD LIBOR	—	22,141	22,141
GSB	USD	5,100	07/12/22	1.663	3 Month USD LIBOR	—	9,436	9,436
						—	242,281	242,281

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Credit default swaps on corporate issues - sell protection13

					Rate type
Counterparty	Referenced obligations[14]	Notional amount (000)		Termination date	Payments received by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread[15](%)
JPMCB	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	2,000	12/20/16	1.000	196,180	(53,042)	143,138	1.67

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	303,506,192	—	303,506,192
Federal home loan bank certificate	—	383,876	—	383,876
Federal home loan mortgage corporation certificates	—	3,993,040	—	3,993,040
Federal national mortgage association certificates	—	17,069,034	—	17,069,034
Collateralized mortgage obligations	—	27,152,783	2,493,019	29,645,802
Asset-backed securities	—	36,620,664	2,218,541	38,839,205
Corporate notes	—	108,494,904	—	108,494,904
Non-US government obligation	—	808,809	—	808,809
Repurchase agreement	—	4,508,000	—	4,508,000
Options purchased	38,497	180,736	—	219,233
Investment of cash collateral from securities loaned	—	2,236,558	—	2,236,558
Investment sold short	—	(6,923,515)	—	(6,923,515)
Futures contracts, net	80,921	—	—	80,921
Swaptions written, net	—	(438,310)	—	(438,310)
Forward foreign currency contracts, net	—	3,670	—	3,670
Swap agreements, net	—	189,239	—	189,239
Total	119,418	497,785,680	4,711,560	502,616,658

At October 31, 2012, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2012:

	Collateralized mortgage obligation ($)	Asset- Backed Securities ($)	Total($)
Beginning balance	—	2,224,846	2,224,846
Purchases	2,489,288	—	2,489,288
Sales	(5,015)	(15,019)	(20,034)
Accrued discounts/(premiums)	—	(64)	(64)
Total realized gain/(loss)	1	1	2
Net change in unrealized appreciation/depreciation	8,745	8,777	17,522
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	2,493,019	2,218,541	4,711,560

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held October 31, 2012 was $18,124.

Issuer breakdown by country or territory of origin

Percentage of
total investments
United States	94.8%
Norway	1.6
Switzerland	0.8
United Kingdom	0.6
Canada	0.5
Sweden	0.4
Cayman Islands	0.4
Spain	0.2
Russia	0.2
Germany	0.2
Mexico	0.2
Chile	0.1
Total	100.0%

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Zero coupon Bond. The rate shown represents the annualized yield at the date of purchase.
3	Entire amount pledged as collateral for investments sold short.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 14.36% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.
6	Security is being fair valued by a valuation committee under the direction of the board of trustees.
7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2012, the value of these securities amounted to 0.94% of net assets.

8	Security, or portion thereof, was on loan at October 31, 2012.
9	Step bond that converts to the noted fixed rate at a designated future date.
10	Illiquid security representing 0.13% of net assets as of October 31, 2012.
11

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

		Purchases	Sales		Net income
		during the	during the		earned from
		three months	three months		affiliate for the
	Value at	ended	ended	Value at	three months ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	2,964,113	40,920,283	41,647,838	2,236,558	584

12	Payments made/received are based on the notional amount.
13

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

14	Payments from/to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, and repudiation or restructuring of the referenced obligation.
15

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—42.52%
US Treasury Bonds
8.000%, due 11/15/21	23,500,000	36,560,853
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	24,408,456	31,990,333
2.000%, due 01/15/26	2,669,196	3,541,689
2.375%, due 01/15/25	1,466,364	2,004,910
2.375%, due 01/15/27	3,654,976	5,098,121
2.500%, due 01/15/29	2,038,396	2,945,641
US Treasury Notes
0.625%, due 09/30/17	58,300,000	58,095,017
1.000%, due 08/31/19	20,600,000	20,463,195
1.625%, due 08/15/22	30,600,000	30,432,649
2.000%, due 11/15/21[2]	71,300,000	74,062,875
2.000%, due 02/15/22	61,700,000	63,893,250
3.125%, due 05/15/21	56,800,000	64,570,070
Total US government obligations (cost—$379,859,692)		393,658,603

Government national mortgage association certificates—0.01%
GNMA II ARM
1.625%, due 11/20/23	5,699	5,920
1.625%, due 07/20/25	7,478	7,712
1.625%, due 01/20/26	14,309	14,984
1.750%, due 05/20/26	23,207	24,325
Total government national mortgage association certificates (cost—$51,178)		52,941

Federal home loan mortgage corporation certificates*—0.18%
FHLMC
7.645%, due 05/01/25	1,249,185	1,498,241
FHLMC ARM
5.683%, due 03/01/36	130,573	142,069
Total federal home loan mortgage corporation certificates (cost—$1,382,863)		1,640,310

Federal housing administration certificates—0.00%
FHA GMAC
7.430%, due 06/01/21	32,863	32,863
FHA Reilly
7.430%, due 10/01/20	10,878	10,878
Total federal housing administration certificates (cost—$46,251)		43,741

Federal national mortgage association certificates*—3.36%
FNMA
3.500%, due 11/01/21	4,138,665	4,478,085
3.500%, due 12/01/25	1,383,944	1,469,410
4.000%, due 02/01/41	8,454,467	9,054,328
4.000%, due 01/01/42	472,106	506,355
4.500%, due 04/01/29	1,101,734	1,191,878
4.500%, due 08/01/35	135,042	145,881
4.500%, due 08/01/41	456,779	495,152
5.399%, due 11/01/34	9,475,143	10,988,764
FNMA ARM

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Federal national mortgage association certificates*—(concluded)
1.548%, due 08/01/40	101,619	103,912
2.113%, due 05/01/30	90,773	96,479
2.346%, due 04/01/27	25,445	27,406
2.376%, due 05/01/27	23,226	24,886
2.648%, due 10/01/35	153,521	164,207
3.063%, due 09/01/35	138,633	148,190
5.340%, due 11/01/35	260,658	282,071
5.346%, due 01/01/36	255,047	275,468
5.531%, due 03/01/36	176,044	190,901
5.547%, due 12/01/35	173,397	188,202
5.609%, due 03/01/36	181,040	194,654
5.637%, due 02/01/36	265,241	288,251
5.689%, due 03/01/36	267,396	290,904
5.750%, due 01/01/36	144,280	154,402
5.794%, due 06/01/36	48,034	52,271
5.795%, due 03/01/36	222,295	242,095
FNMA ARM COFI
3.250%, due 11/01/26[3]	70,954	65,247
Total federal national mortgage association certificates (cost—$28,847,072)		31,119,399

Collateralized mortgage obligations—22.72%
ARM Trust, Series 2005-5, Class 2A1
3.107%, due 09/25/35	354,601	321,149
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.620%, due 05/25/35	2,755,467	2,852,782
Series 2007-3, Class 2A1
5.500%, due 09/25/34	646,596	644,197
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
1.964%, due 11/15/15[4]	9,222,945	9,203,715
Series 2010-UB5, Class A4A
5.634%, due 02/17/51[3,4]	2,500,000	2,875,616
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.626%, due 07/20/32	6,361	6,454
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.568%, due 10/25/33	37,640	33,815
Series 2004-9, Class 2A1
2.993%, due 09/25/34	882,137	747,389
Series 2005-7, Class 22A1
3.007%, due 09/25/35	1,424,010	1,146,299
Series 2006-1, Class 21A2
2.852%, due 02/25/36	1,396,514	758,038
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
5.591%, due 04/25/33	24,813	24,840
Series 2003-1, Class 6A1
2.643%, due 04/25/33	75,081	75,525
Series 2003-5, Class 2A1
2.764%, due 08/25/33	516,189	527,039
Series 2004-3, Class 1A2
2.934%, due 07/25/34	381,317	365,110
Series 2004-6, Class 2A1
3.131%, due 09/25/34	1,946,317	1,735,700
Series 2004-7, Class 1A1

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
3.116%, due 10/25/34	471,466	387,178
Series 2004-9, Class 22A1
3.473%, due 11/25/34	53,258	53,512
Series 2005-2, Class A1
2.570%, due 03/25/35	1,609,774	1,622,211
Series 2005-5, Class A2
2.320%, due 08/25/35	2,940,008	2,866,346
Series 2005-9, Class A1
2.470%, due 10/25/35	1,958,325	1,833,456
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	3,145,044
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,888,423	1,939,098
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.600%, due 05/25/35	829,141	800,774
Series 2005-4, Class A
5.322%, due 08/25/35	3,087,606	3,086,952
Series 2005-6, Class A2
2.340%, due 09/25/35	200,121	193,476
Series 2005-6, Class A3
1.990%, due 09/25/35	34,220	34,066
Series 2006-AR1, Class 1A1
2.530%, due 10/25/35	4,701,468	4,268,143
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	251,431	260,696
Series 2005-62, Class 2A1
1.538%, due 12/25/35	590,270	411,251
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,283,468	1,031,254
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4]	1,224,606	1,225,335
Series 2004-12, Class 11A1
3.026%, due 08/25/34	632,117	539,911
Series 2004-12, Class 11A2
3.026%, due 08/25/34	406,361	355,029
Series 2004-12, Class 12A1
2.862%, due 08/25/34	146,938	127,094
Series 2005-HYB9, Class 5A1
2.783%, due 02/20/36	430,181	322,799
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B4
6.100%, due 06/10/32[4]	1,776,738	1,801,174
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	75,706	84,471
Series 1367, Class KA
6.500%, due 09/15/22	1,511	1,679
Series 1502, Class PX
7.000%, due 04/15/23	413,167	474,081
Series 1503, Class PZ
7.000%, due 05/15/23	139,843	159,930
Series 1534, Class Z
5.000%, due 06/15/23	142,481	143,008
Series 1548, Class Z
7.000%, due 07/15/23	105,858	122,798

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Series 1562, Class Z
7.000%, due 07/15/23	176,039	201,615
Series 1694, Class Z
6.500%, due 03/15/24	74,871	78,446
Series 2061, Class Z
6.500%, due 06/15/28	283,419	292,541
Series 2400, Class FQ
0.714%, due 01/15/32	160,622	162,034
Series 2579, Class DZ
5.000%, due 03/15/34	7,673,041	8,538,920
Series 2764, Class LZ
4.500%, due 03/15/34	2,940,780	3,270,035
Series 2764, Class ZG
5.500%, due 03/15/34	5,605,609	6,293,574
Series 2835, Class JZ
5.000%, due 08/15/34	1,764,047	1,913,801
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,976,872
Series 2983, Class TZ
6.000%, due 05/15/35	6,702,672	7,648,821
Series 3149, Class CZ
6.000%, due 05/15/36	9,334,427	10,676,046
Series G23, Class KZ
6.500%, due 11/25/23	119,554	137,845
Series T-054, Class 2A
6.500%, due 02/25/43	874,262	1,037,589
Series T-058, Class 2A
6.500%, due 09/25/43	3,291,765	3,828,918
Series T-075, Class A1
0.251%, due 12/25/36	1,723,619	1,712,229
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.614%, due 08/25/35	103,141	97,540
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	5,968	6,491
Series 1992-040, Class ZC
7.000%, due 07/25/22	17,619	19,790
Series 1992-129, Class L
6.000%, due 07/25/22	8,331	9,287
Series 1993-037, Class PX
7.000%, due 03/25/23	22,763	25,908
Series 1993-060, Class Z
7.000%, due 05/25/23	128,993	147,766
Series 1993-065, Class ZZ
7.000%, due 06/25/13	15,418	15,623
Series 1993-070, Class Z
6.900%, due 05/25/23	19,979	22,726
Series 1993-096, Class PZ
7.000%, due 06/25/23	110,380	126,417
Series 1993-160, Class ZB
6.500%, due 09/25/23	40,661	45,684
Series 1993-163, Class ZB
7.000%, due 09/25/23	10,886	12,472
Series 1994-023, Class PX
6.000%, due 08/25/23	101,470	104,385
Series 1998-066, Class FG
0.511%, due 12/25/28	88,076	88,284
Series 1999-W4, Class A9
6.250%, due 02/25/29	626,214	713,413

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Series 2000-034, Class F
0.661%, due 10/25/30	11,140	11,192
Series 2002-080, Class A1
6.500%, due 11/25/42	1,589,778	1,783,763
Series 2003-064, Class AH
6.000%, due 07/25/33	7,382,622	8,292,655
Series 2003-W8, Class 2A
7.000%, due 10/25/42	84,092	97,937
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	1,295,937	1,471,495
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,831,672	2,124,516
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,661,384	1,858,943
Series 2005-116, Class TZ
5.500%, due 01/25/36	8,002,250	9,093,181
Series 2005-120, Class ZU
5.500%, due 01/25/36	8,729,727	9,804,409
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,212,146
GNMA REMIC,
Trust Series 2000-009, Class FG
0.814%, due 02/16/30	106,206	107,756
Trust Series 2002-031, Class FW
0.614%, due 06/16/31	109,815	110,910
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	15,454,907	17,770,717
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	7,277,201	8,902,637
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
1.103%, due 03/06/20[4]	1,372,994	1,372,682
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.659%, due 09/25/35	1,618,719	1,625,704
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.562%, due 01/19/35	114,966	80,685
Series 2005-4, Class 3A1
3.078%, due 07/19/35	609,310	489,053
Housing Security, Inc., Series 1992-8, Class B
2.897%, due 06/25/24	219,847	218,955
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1
5.258%, due 11/25/35	4,094,417	4,026,683
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.511%, due 01/20/17[3]	184,638	184,913
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.421%, due 04/25/46	1,761,516	870,598
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.661%, due 12/25/36	1,553,759	501,036
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,255,573
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.648%, due 04/20/35	2,430,683	2,430,042
Series 2007-3, Class 1A1
0.411%, due 07/20/36	564,628	518,698
Small Business Administration,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
Series 1999-20K, Class 1
7.060%, due 11/01/19	206,862	228,100
Series 2000-20K, Class 1
7.220%, due 11/01/20	323,345	362,558
Series 2002-20K, Class 1
5.080%, due 11/01/22	1,837,597	2,034,790
Series 2003-20I, Class 1
5.130%, due 09/01/23	338,908	376,788
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,045,115	1,160,000
Series 2004-P10A, Class 1
4.504%, due 02/10/14	916,152	941,806
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,304,732	1,465,371
Series 2007-20D, Class 1
5.320%, due 04/01/27	3,882,054	4,486,574
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.787%, due 07/25/34	1,197,364	1,171,175
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.872%, due 09/19/32	364,125	346,498
Series 2006-AR3, Class 11A1
0.421%, due 04/25/36	4,145,065	2,664,622
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,518,148	1,497,764
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.554%, due 06/25/42	51,114	47,662
Series 2005-AR1, Class A1A
0.531%, due 01/25/45	138,875	128,368
Series 2005-AR13, Class A1A1
0.501%, due 10/25/45	1,599,924	1,444,822
Series 2005-AR2, Class 2A1A
0.521%, due 01/25/45	160,873	153,890
Series 2006-AR2, Class 2A1
5.001%, due 03/25/36	1,601,654	1,545,238
Series 2006-AR7, Class 3A
2.569%, due 07/25/46	2,415,873	2,139,403
Series 2006-AR9, Class 1A
1.154%, due 08/25/46	1,710,884	1,311,591
Series 2006-AR9, Class 2A
2.569%, due 08/25/46	1,325,472	1,150,796
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.677%, due 12/25/33	505,621	523,183
Series 2004-CC, Class A1
2.620%, due 01/25/35	278,363	277,921
Series 2006-AR2, Class 2A1
2.629%, due 03/25/36	2,059,742	1,995,006
Series 2006-AR8, Class 1A1
2.667%, due 04/25/36	867,586	872,304
Total collateralized mortgage obligations (cost—$194,196,704)		210,356,615

Asset-backed securities—3.67%
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.764%, due 12/18/49[4]	1,200,000	1,354,170

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Asset-backed securities—(concluded)
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[5]	694,201	476,202
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.034%, due 09/15/29	60,720	49,927
EFS Volunteer LLC, Series 2010-1, Class A1
1.165%, due 10/26/26[4]	609,401	607,694
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.444%, due 10/23/21[6,7]	5,700,000	7,142,982
Franklin CLO Ltd. Series 5A, Class A2
0.649%, due 06/15/18[4]	8,307,534	8,094,786
Galaxy CLO Ltd. Series 2005-5A, Class A1
0.579%, due 10/20/17[4]	1,608,482	1,592,135
Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd. Series 2006-1A, Class A
0.533%, due 10/12/18[4]	4,247,231	4,203,455
Landmark V CDO Ltd. Series 2005-1A, Class A1L
0.718%, due 06/01/17[4]	1,464,003	1,450,518
Mid-State Trust, Series 4, Class A
8.330%, due 04/01/30	214,335	224,895
SLC Student Loan Trust, Series 2008-2, Class A2
0.839%, due 06/15/17	3,585,378	3,585,543
SLM Student Loan Trust, Series 2008-9, Class A
1.815%, due 04/25/23	4,982,381	5,199,269
Total asset-backed securities (cost—$33,948,787)		33,981,576

Corporate notes—19.82%
Airlines—0.68%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,573,511	2,727,922
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	180,349	205,598
Northwest Airlines, Series 2000-1, Class G5
7.150%, due 10/01/19	3,160,880	3,346,582
		6,280,102
Banking-non-US—4.48%
Banco Bradesco SA
2.537%, due 05/16/14[4,8]	4,100,000	4,140,094
Banco do Brasil SA
3.875%, due 10/10/22	2,200,000	2,194,157
Banco Mercantil del Norte SA
4.375%, due 07/19/15[4]	1,800,000	1,894,500
Banco Santander Brasil SA
2.485%, due 03/18/14[4,8]	4,200,000	4,232,256
4.250%, due 01/14/16[4]	3,500,000	3,623,725
DNB Bank ASA
3.200%, due 04/03/17[4]	4,900,000	5,167,295
Eksportfinans ASA

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Banking-non-US—(concluded)
0.551%, due 10/07/13[8]	100,000		97,007
0.553%, due 04/05/13[8]	200,000		198,402
0.890%, due 06/16/15	JPY	100,000,000	1,132,334
1.600%, due 03/20/14	JPY	2,000,000	24,044
2.000%, due 09/15/15	1,100,000		1,045,000
2.375%, due 05/25/16	800,000		754,000
2.875%, due 11/16/16	CHF	100,000	105,766
3.000%, due 11/17/14	100,000		99,250
4.750%, due 06/11/13	EUR	100,000	131,741
5.500%, due 05/25/16	500,000		517,500
5.500%, due 06/26/17	200,000		208,500
Export-Import Bank of Korea
4.375%, due 09/15/21	1,300,000		1,461,173
5.000%, due 04/11/22	4,200,000		4,947,570
5.125%, due 06/29/20	400,000		465,880
5.875%, due 01/14/15	2,600,000		2,847,260
ICICI Bank Ltd.
5.000%, due 01/15/16[7]	2,500,000		2,622,700
5.500%, due 03/25/15[4,9]	3,000,000		3,166,578
LBG Capital No.1 PLC
8.500%, due 12/17/21[6,8,10]	400,000		368,000
			41,444,732
Banking-US—1.29%
Bank of America Corp.
5.650%, due 05/01/18	1,100,000		1,280,672
5.750%, due 12/01/17	1,000,000		1,158,291
6.000%, due 09/01/17	1,000,000		1,167,684
Bank of America Corp. MTN
1.733%, due 01/30/14[8]	2,900,000		2,925,616
JPMorgan Chase Bank N.A.
0.729%, due 06/13/16[8]	400,000		387,190
0.870%, due 05/31/17[8]	EUR	300,000	371,347
4.375%, due 11/30/21[7,8]	EUR	500,000	646,454
6.000%, due 10/01/17	3,400,000		4,021,044
			11,958,298
Beverages—0.52%
Pernod-Ricard SA
5.750%, due 04/07/21[4]	4,000,000		4,844,360

Diversified financials—2.95%
American Express Co.
6.800%, due 09/01/66[8]	3,800,000		4,127,750
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/24[6]	600,000		624,000
Goldman Sachs Group, Inc.
0.719%, due 07/22/15[8]	300,000		294,000
0.823%, due 03/22/16[8]	1,200,000		1,166,759
0.843%, due 01/12/15[8,9]	1,100,000		1,086,137
3.700%, due 08/01/15	1,700,000		1,790,110
5.150%, due 01/15/14	4,500,000		4,719,739
5.950%, due 01/18/18	3,200,000		3,725,990

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Diversified financials—(concluded)
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/49[11]	1,900,000	420,375
1.000%, due 01/24/13[11]	4,500,000	1,018,125
1.000%, due 12/30/16[11]	900,000	199,125
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	8,089,466
		27,261,576
Diversified operations—0.35%
Sinochem Overseas Capital Co. Ltd.
4.500%, due 11/12/20[4]	800,000	862,125
6.300%, due 11/12/40[4]	2,000,000	2,372,796
		3,234,921
Electric utilities—0.21%
PSE&G Power LLC
5.000%, due 04/01/14	1,800,000	1,900,616

Electric-generation—0.74%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[4]	6,278,000	6,762,662
6.250%, due 06/17/14[7]	100,000	107,720
		6,870,382
Electric-integrated—0.96%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[4]	200,000	237,500
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	8,667,268
		8,904,768
Finance-noncaptive diversified—0.62%
Ford Motor Credit Co. LLC
8.000%, due 06/01/14	1,100,000	1,200,520
8.700%, due 10/01/14	4,000,000	4,500,652
		5,701,172
Financial services—3.08%
Ally Financial, Inc.
3.638%, due 02/11/14[8]	1,100,000	1,126,565
3.779%, due 06/20/14[8]	2,900,000	2,964,583
Citigroup, Inc.
2.135%, due 05/15/18[8]	900,000	895,347
4.587%, due 12/15/15	400,000	436,369
5.500%, due 10/15/14	250,000	270,069
8.500%, due 05/22/19	4,000,000	5,333,704
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,656,669
JPMorgan Chase & Co.
4.250%, due 10/15/20	3,500,000	3,860,245
4.400%, due 07/22/20	600,000	666,781
6.300%, due 04/23/19	400,000	493,300
Morgan Stanley

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Financial services—(concluded)
1.916%, due 01/24/14[8]	1,000,000		1,006,585
7.300%, due 05/13/19	4,070,000		4,897,504
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000		3,376,570
SLM Corp.,
5.000%, due 10/01/13	700,000		722,750
5.375%, due 01/15/13	800,000		803,344
			28,510,385
Insurance—2.08%
American International Group, Inc.
6.765%, due 11/15/17	GBP	773,000	1,457,919
8.175%, due 05/15/58[8]	6,400,000		7,984,000
8.250%, due 08/15/18	4,100,000		5,326,093
8.625%, due 05/22/38[7,8]	GBP	750,000	1,425,752
Progressive Corp.
6.700%, due 06/15/37[8]	2,800,000		3,048,500
			19,242,264
Media—0.15%
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000		1,422,609

Oil & gas—0.47%
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000		4,329,542

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		374,307

Oil services—0.20%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000		209,364
El Paso Corp.
7.000%, due 06/15/17	1,241,000		1,417,887
TNK-BP Finance SA
7.875%, due 03/13/18[7]	200,000		236,500
			1,863,751
Retail—0.39%
Macy’s Retail Holdings, Inc.
7.875%, due 07/15/15[5]	3,100,000		3,646,025

Special purpose entity—0.22%
IPIC GMTN Ltd.
3.125%, due 11/15/15[4]	2,000,000		2,075,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(concluded)
Steel producers/products—0.16%
CSN Resources SA
6.500%, due 07/21/20[4]	1,000,000		1,130,000
GTL Trade Finance, Inc.
7.250%, due 10/20/17[4]	300,000		348,000
			1,478,000
Tobacco—0.23%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000		2,138,603
Total corporate notes (cost—$168,171,218)			183,481,413

Loan assignments—1.20%
Cable—0.25%
Charter Communications Operating, LLC Extended Term Loan
3.250%, due 09/06/16	2,279,576		2,287,805

Diversified financial services—0.32%
First Data Corp. Term Loan B2
2.750%, due 09/24/14	27,811		27,750
Springleaf Financial Funding Co. Term Loan
4.250%, due 05/10/17	3,000,000		2,957,250
			2,985,000
Health care—0.63%
Biomet, Inc. Term Loan B1
3.000%, due 03/25/15	3,712,546		3,712,955
Davita, Inc. Term Loan B2
3.000%, due 09/02/19	2,100,000		2,100,000
			5,812,955
Total loan assignments (cost—$10,997,253)			11,085,760

Non-US government obligations—5.71%
Emirate of Abu Dhabi
6.750%, due 04/08/19[6]	2,300,000		2,921,000
Mexican Bonos, Series M
10.000%, due 12/05/24	MXN	12,500,000	1,324,894
Mexico Government International Bond
6.050%, due 01/11/40	1,600,000		2,136,000
Notas do Tesouro Nacional,
10.000%, due 01/01/13	BRL	783,000	386,914
10.000%, due 01/01/14	BRL	3,880,000	1,955,910
10.000%, due 01/01/17	BRL	29,806,000	15,415,969
Republic of Korea
7.125%, due 04/16/19	400,000		519,090
State of Qatar
4.000%, due 01/20/15[6]	4,300,000		4,558,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)		Value($)
Non-US government obligations—(concluded)
5.250%, due 01/20/20[6]	2,100,000		2,495,850
6.400%, due 01/20/40[4]	200,000		277,000
United Kingdom Gilt
4.000%, due 03/07/22	GBP	10,800,000	20,904,429
Total non-US government obligations (cost—$51,391,430)			52,895,056

Municipal bonds and notes—2.51%
Education—1.02%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		353,115
Los Angeles Unified School District Refunding,
4.500%, due 07/01/25	3,200,000		3,559,712
4.500%, due 01/01/28	3,800,000		4,164,192
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		116,717
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.010%, due 01/01/21[12]	1,600,000		1,232,608
			9,426,344
General obligation—0.36%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000		1,886,192
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000		1,403,964
			3,290,156
Tobacco—0.19%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000		427,050
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000		1,101,853
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000		203,998
			1,732,901
Transportation—0.72%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000		2,087,280
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000		3,700,253
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000		913,185
			6,700,718
Utilities—0.22%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000		116,570

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Municipal bonds and notes—(concluded)
Utilities—(concluded)
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,946,789
		2,063,359
Total municipal bonds and notes (cost—$19,096,009)		23,213,478

Number of shares
Preferred stock[13]—0.86%
Commercial banks—0.86%
Wells Fargo & Co. (cost—$3,810,820)	6,400	8,000,000

	Face amount[1]($)
Certificates of deposit—2.10%
Banking-non-US—2.10%
Banco Bradesco SA
1.800%, due 01/24/13[6,14]	3,800,000	3,800,000
Banco Do Brasil SA
0.100%, due 03/26/13	7,200,000	7,137,592
Itau Unibanco SA New York
1.000%, due 03/26/13	8,600,000	8,517,522
		19,455,114
Banking-US—0.00%
Citibank
2.720%, due 12/31/30	10,000	10,000
Total certificates of deposit (cost—$19,465,114)		19,465,114

Commercial paper—0.59%
Banking-US—0.59%
Daimler Finance North America LLC
1.070%, due 10/15/13[6] (cost—$5,443,112)	5,500,000	5,443,112

Short-term US government obligations[15]—0.09%
US Treasury Bills
0.136%, due 03/14/13[2]	160,000	159,923
0.695%, due 07/25/13[2]	481,000	480,423
0.463%, due 08/22/13[2]	218,000	217,707
Total short-term US government obligations (cost—$858,076)		858,053

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]($)	Value($)
Repurchase agreement—0.21%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $1,099,965 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15, and $808,032 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$1,945,162); proceeds: $1,907,001 (cost—$1,907,000)	1,907,000	1,907,000

Swaptions purchased—0.01%
Put swaptions purchased—0.01%
3 Month USD LIBOR Interest rate swap, strike @ 3.750%, expires 01/14/13 (Counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 01/16/43[6] 0.000%, due 01/01/00 (cost—$651,042)	15,400,000	83,108

	Number of shares
Investment of cash collateral from securities loaned—0.14%
Money market fund—0.14%
UBS Private Money Market Fund LLC[16] (cost—$1,262,620)	1,262,620	1,262,620
Total investments before investments sold short (cost—$921,386,241)[17]—105.69%		978,547,899

	Face amount[1]($)
Investments sold short—(1.10)%
FNMA TBA*
3.500%, due 08/01/27	(1,000,000)	(1,061,094)
4.000%, due 01/01/42	(8,000,000)	(8,566,249)
4.500%, due 09/01/42	(500,000)	(539,375)
Total investments sold short (proceeds—$10,184,727)—(1.10)%		(10,166,718)
Liabilities in excess of other assets—(4.60)%		(42,544,449)
Net assets—100.00%		925,836,732

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$65,637,797
Gross unrealized depreciation	(8,476,139)
Net unrealized appreciation	$57,161,658

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Written swaptions6

Notional amount (000)	Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)

USD 58,100	3 Month USD LIBOR Interest Rate Swap. strike @ 3.750%; terminating 01/16/23	RBS	Pay	01/14/13	798,875	(49,174)	749,701
USD 3,400	3 Month USD LIBOR Interest Rate Swap, strike @ 1.720%; terminating 11/02/12	CITI	Pay	11/02/12	28,390	(11,329)	17,061
USD 4,000	3 Month USD LIBOR Interest Rate Swap, strike @ 1.900%; terminating 11/06/12	CITI	Pay	11/02/12	11,000	(206)	10,794
USD 5,000	3 Month USD LIBOR Interest Rate Swap, strike @ 1.720%; terminating 11/06/12	MSC	Pay	11/02/12	41,000	(16,661)	24,339
USD 5,900	3 Month USD LIBOR Interest Rate Swap, strike @ 1.900%; terminating 11/06/12	MSC	Pay	11/02/12	15,930	(303)	15,627
					895,195	(77,673)	817,522

Written swaption activity for the three months ended October 31, 2012 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2012	1,757,915
Swaptions written	99,265
Swaptions terminated in closing purchase transactions	(961,985)
Written swaptions outstanding at October 31, 2012	895,195

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	5,497,000	USD	7,140,543	01/15/13	10,202
BB	JPY	754,942,000	USD	9,635,323	12/10/12	175,221
BB	USD	25,210	TWD	742,952	11/30/12	220
BNP	EUR	20,490,000	USD	26,427,285	01/15/13	(150,970)
BNP	GBP	10,222,000	USD	16,254,074	12/12/12	(239,533)
BOA	CNY	66,768,498	USD	10,371,000	08/05/13	(128,569)
BOA	EUR	10,245,000	USD	13,320,887	01/15/13	31,759
CITI	AUD	15,316,000	USD	15,608,153	11/21/12	(266,750)
CS	GBP	10,005,000	USD	15,898,615	12/12/12	(244,854)
DB	USD	1,450,000	CNY	9,352,500	02/01/13	36,835
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(779,667)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(111,984)
HSBC	BRL	33,006,313	USD	16,009,270	12/04/12	(176,497)
HSBC	BRL	33,006,313	USD	15,988,332	02/04/13	(62,482)
HSBC	CAD	435,000	USD	443,598	12/20/12	8,498
HSBC	MXN	16,669,543	USD	1,231,042	12/03/12	(38,406)
HSBC	USD	16,116,364	BRL	33,006,313	12/04/12	69,403
JPMCB	MXN	16,078,668	USD	1,230,244	04/03/13	20,894
JPMCB	USD	170,013	CNY	1,083,236	02/01/13	2,197
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(592,130)
JPMCB	USD	1,244,913	MXN	16,078,668	12/03/12	(20,462)
JPMCB	USD	43,626	MXN	590,875	12/03/12	1,371
MSC	USD	33,418	IDR	327,400,000	01/30/13	277
RBC	USD	335,974	CAD	331,000	12/20/12	(4,898)
RBS	CAD	301,000	USD	309,620	12/20/12	8,551
						(2,451,774)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Interest rate swaps

				Rate type		Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[18]	Payments received by the Portfolio[18](%)	payments received (made)($)	Value ($)	Unrealized appreciation (depreciation)($)
BB	AUD	200	06/15/22	6 Month AUD LIBOR	4.750	1,166	17,749	18,915
BB	BRL	5,300	01/02/15	Brazil CETIP Interbank Deposit Rate	10.115	—	126,515	126,515
BB	BRL	21,000	01/02/15	Brazil CETIP Interbank Deposit Rate	9.010	(1,716)	265,754	264,038
CITI	AUD	8,700	12/15/21	6 Month AUD LIBOR	5.750	91,616	1,476,648	1,568,264
CITI	AUD	1,700	06/15/22	6 Month AUD LIBOR	4.750	10,303	150,867	161,170
CSI	USD	2,700	12/19/42	3 Months USD LIBOR	2.500	(53,674)	67,285	13,611
DB	AUD	13,900	03/15/23	6 Month AUD LIBOR	4.000	75,123	260,746	335,869
DB	BRL	18,200	01/02/15	Brazil CETIP Interbank Deposit Rate	10.140	(5,311)	438,742	433,431
GS	AUD	2,100	03/15/23	6 Month AUD LIBOR	4.000	8,120	39,393	47,513
GS	USD	27,500	07/10/16	Federal Funds Effective Rate	0.783	(5,878)	32,763	26,885
HSBC	BRL	37,900	01/02/15	Brazil CETIP Interbank Deposit Rate	10.135	(9,318)	911,593	902,275
JPMCB	BRL	2,100	01/02/15	Brazil CETIP Interbank Deposit Rate	9.980	—	47,163	47,163
MSC	BRL	31,100	01/02/15	Brazil CETIP Interbank Deposit Rate	10.605	(202,485)	889,807	687,322
MSC	USD	38,300	12/19/22	3 Month USD LIBOR	1.750	(256,610)	65,975	(190,635)
						(348,664)	4,791,000	4,442,336

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Credit default swaps on corporate issues – buy protection19

					Rate type
Counterparty	Referenced obligations[20]	Notional amount (000)		Termination date	Payments made by the Portfolio[18](%)	Upfront payments (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	3,100	09/20/15	7.150	—	(578,613)	(578,613)
CITI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	2,200	12/20/16	1.000	(216,530)	53,966	(162,564)
CITI	Valero Energy Corp. bond, 8.750%, due 06/15/30	USD	300	12/20/13	3.400	—	(10,127)	(10,127)
CSI	Time Warner, Inc. bond, 9.125%, due 01/15/13	USD	1,400	03/20/13	1.450	—	(6,967)	(6,967)
DB	Bank of America Corp. bond, 5.750%, due 12/01/17	USD	3,200	12/20/17	1.020	—	86,674	86,674
GSI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	1,400	12/20/16	1.000	(141,292)	34,342	(106,950)
						(357,822)	(420,725)	(778,547)

Credit default swaps on credit indices – buy protection19

					Rate type
Counterparty	Referenced obligations[20]	Notional amount (000)		Termination date	Payments made by the Portfolio[18](%)	Upfront payments (made)($)	Value($)	Unrealized depreciation($)
BOA	iTraxx Europe Crossover Series 17	EUR	1,900	06/20/17	5.000	(146,227)	(36,397)	(182,624)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Credit default swaps on corporate and sovereign issues – sell protection21

					Rate type
Counterparty	Referenced obligations[20]	Notional amount (000)		Termination date	Payments received by the Portfolio[18] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread[22](%)
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,251	10,042	85,293	0.41
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,500	06/20/16	1.000	15,937	39,533	55,470	0.80
BB	Italy Republic bond, 1.000% due 6/20/17	EUR	1,400	06/20/17	1.000	245,090	(87,915)	157,175	2.12
BB	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	3,900	03/20/13	2.030	—	23,999	23,999	0.44
BOA	Italy Republic bond, 1.000%, due 06/20/17	EUR	1,000	06/20/17	1.000	177,080	(62,796)	114,284	2.12
BOA	Lloyds TSB Bank PLC, 3.375%, due 04/15/20	EUR	3,600	09/20/17	3.000	(28,193)	269,119	240,926	1.76
CITI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	24,230	20,588	0.41
CITI	El Paso Corp. bond, 6.875%, due 06/15/14	USD	1,800	03/20/14	5.000	88,920	111,320	200,240	0.56
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,409)	145,380	126,971	0.41
CSI	Citigroup Inc. bond, 1.000%, due 09/20/17	USD	8,100	09/20/14	1.000	89,923	47,928	137,851	0.69
DB	Australian Government bond, 6.500%, due 05/15/13	USD	800	03/20/15	1.000	(13,030)	16,283	3,253	0.15
DB	Australian Government bond, 6.500%, due 05/15/13	USD	900	03/20/16	1.000	(20,248)	23,815	3,567	0.22
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	84,805	60,331	0.41
DB	Lloyds TSB Bank PLC bond, 5.000%, due 04/15/20	EUR	2,900	09/20/17	3.000	(28,815)	216,791	187,976	1.76
DB	MetLife, Inc. bond, 3.375%, due 06/15/15	USD	3,000	03/20/13	2.073	—	18,961	18,961	0.44
MSCI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,807	94,528	112,335	0.41
						573,197	976,023	1,549,220

Centrally cleared interest rate swap agreement

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[18]	Payments Received by the Portfolio[18](%)	Value($)	Unrealized appreciation($)
USD	97,400	09/21/21	3 Month USD LIBOR	4.000	7,496,407	3,044,673

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	393,658,603	—	393,658,603
Government national mortgage association certificates	—	52,941	—	52,941
Federal home loan mortgage corporation certificates	—	142,069	1,498,241	1,640,310
Federal housing administration certificates	—	—	43,741	43,741
Federal national mortgage association certificates	—	31,054,152	65,247	31,119,399
Collateralized mortgage obligations	—	207,296,086	3,060,529	210,356,615
Asset-backed securities	—	33,981,576	—	33,981,576
Corporate notes	—	183,481,413	—	183,481,413
Loan assignments	—	11,085,760	—	11,085,760
Non-US government obligations	—	52,895,056	—	52,895,056
Municipal bonds and notes	—	23,213,478	—	23,213,478
Preferred stock	8,000,000	—	—	8,000,000
Certificates of deposit	—	19,465,114	—	19,465,114
Commercial paper	—	5,443,112	—	5,443,112
Short-term US government obligations	—	858,053	—	858,053
Repurchase agreement	—	1,907,000	—	1,907,000
Swaptions purchased	—	83,108	—	83,108
Investment of cash collateral from securities loaned	—	1,262,620	—	1,262,620
Federal national mortgage association certificates sold short	—	(10,166,718)	—	(10,166,718)
Written swaptions	—	(77,673)	—	(77,673)
Forward foreign currency contracts, net	—	(2,451,774)	—	(2,451,774)
Swap agreements, net[23]	—	8,354,574	—	8,354,574
Total	8,000,000	961,538,550	4,667,758	974,206,308

At October 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2012:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,520,805	44,889	68,630	198,420	1,832,744
Purchases	—	—	—	—	—
Sales	(14,204)	(1,148)	(3,658)	(13,075)	(32,085)
Accrued discounts/(premiums)	—	(55)	—	—	(55)
Total realized gain/(loss)	(9)	(62)	—	—	(71)
Net change in unrealized appreciation/depreciation	(8,351)	117	275	(432)	(8,391)
Transfers into Level 3	—	—	—	2,875,616	2,875,616
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,498,241	43,741	65,247	3,060,529	4,667,758

The change in unrealized appreciation/depreciation relating to the Level 3 investments held October 31, 2012 was $69,397. Transfer into Level 3 represents the value at the end of the period.  At October 31, 2012, a security was transferred from Level 2 to Level 3 as the valuation is based on a fair valuation approved by the valuation committee based on unobservable inputs.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	86.9%
Brazil	4.5
United Kingdom	2.2
South Korea	1.8
Norway	1.0
Qatar	0.8
India	0.6
Mexico	0.6
France	0.5
British Virgin Islands	0.4
United Arab Emirates	0.3
Cayman Islands	0.2
Luxembourg	0.1
Guernsey	0.1
Total	100.0%

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Entire amount pledged as collateral for investments sold short.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.09% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Step bond that converts to the noted fixed rate at a designated future date.
6	Illiquid securities representing 2.96% of net assets as of October 31, 2012.
7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2012, the value of these securities amounted to 1.32% of net assets.

8	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.
9	Security, or portion thereof, was on loan at October 31, 2012.
10	Perpetual bond security. The maturity date reflects the next call date.
11	Bond interest in default.
12	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.41% of net assets as of October 31, 2012, is considered illiquid and restricted.

	Acquisition	Acquisition	Acquisition cost as a percentage	Value at	Value as a percentage
Illiquid & restricted security	date	cost($)	of net assets(%)	10/31/12($)	of net assets(%)
Banco Bradesco SA 1.800%, due 01/24/13	01/19/11	3,800,000	0.41	3,800,000	0.41

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

15	Rates shown are the discount rates at date of purchase.
16

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements from the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	1,841,523	103,675,437	104,254,340	1,262,620	1,035

17	Includes $1,239,643 of investments in securities on loan, at value.
18	Payments made/received are based on the notional amount.
19

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index

20	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

21

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

22

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

23	Swap agreements are included in the table at value, with the exception of the centrally cleared swap agreement which is included in the table at its unrealized appreciation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—99.63%
Alabama—1.51%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,265,269
University of Alabama General Revenue, Series A
5.000%, due 07/01/23	2,000,000	2,496,080
		4,761,349
Alaska—1.89%
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15[1]	3,500,000	3,660,895
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,310,000
		5,970,895
Arizona—1.75%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,235,840
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,793,040
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[2]	1,500,000	1,509,825
		5,538,705
California—13.95%
California Health Facilities Financing Authority Revenue Sutter Health Series B
5.250%, due 08/15/23	1,500,000	1,788,225
California State
5.000%, due 03/01/17	2,000,000	2,274,140
5.000%, due 08/01/19	3,000,000	3,475,320
5.000%, due 09/01/25	1,725,000	1,990,736
5.250%, due 10/01/20	1,000,000	1,217,410
5.500%, due 04/01/21	3,000,000	3,683,580
California State Department of Water Resources Power Supply Revenue Series L
5.000%, due 05/01/17	1,000,000	1,188,870
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,673,350
California State Kindergarten, Series A4
0.200%, due 05/01/34[3]	2,500,000	2,500,000
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,588,330
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,802,220
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A,
5.000%, due 07/01/28	1,845,000	2,188,318
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,952,325

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,300,484
Stockton Unified School District
5.000%, due 07/01/23	1,270,000	1,495,743
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,988,212
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,947,475
		44,054,738
Colorado—1.49%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,640,280
Denver City & County Airport Revenue Series A
5.500%, due 11/15/19[1]	2,500,000	3,067,725
		4,708,005
Florida—11.44%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,331,920
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,319,180
Citizens Property Insurance Corp. Senior Secured High Account
5.500%, due 06/01/14	1,000,000	1,073,410
5.500%, due 06/01/17	2,835,000	3,273,093
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000%, due 06/01/15	1,600,000	1,758,848
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,128,463
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/16	1,500,000	1,699,515
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,157,550
Series E
5.000%, due 07/01/19	1,000,000	1,235,200
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,886,059
5.250%, due 10/01/21	2,000,000	2,361,580
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,360,480
Miami-Dade County Facilities Special Obligation
5.000%, due 10/01/26	1,000,000	1,152,120
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,442,100

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	3,055,800
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,219,928
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,110,870
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,137,280
Tampa-Hillsborough County Expressway Authority Revenue (Escrowed to Maturity) (AMBAC Insured)
5.000%, due 07/01/14	640,000	688,851
Tampa-Hillsborough County Expressway Authority Revenue Unrefunded Balance (AMBAC Insured)
5.000%, due 07/01/14	695,000	741,725
		36,133,972
Georgia—2.05%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,585,260
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,147,215
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000%, due 09/01/16	1,500,000	1,749,915
		6,482,390
Idaho—0.11%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19[1]	310,000	314,452
Subseries D-3
5.150%, due 07/01/13[1]	25,000	25,068
		339,520
Illinois—9.82%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,187,930
Chicago O’Hare International Airport Revenue, Series A
5.000%, due 01/01/23[1]	1,150,000	1,325,122
Chicago Refunding Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,717,725
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	6,304,267
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,380,360
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,920,485

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	753,945
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,356,972
Illinois State Refunding
5.000%, due 08/01/24	1,000,000	1,128,830
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,443,200
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	3,065,000	3,579,552
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,705,780
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,201,000
		31,005,168
Indiana—1.70%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,644,420
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,434,336
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,294,660
		5,373,416
Kentucky—0.79%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,484,947

Louisiana—0.99%
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,131,078

Maryland—1.08%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,163,680
Montgomery Country Consolidated Public Improvement Bond Series A
5.000%, due 07/01/21	1,000,000	1,240,940
		3,404,620
Massachusetts—4.81%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,291,950
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,396,290

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,155,700
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	3,023,250
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	2,000,000	2,139,600
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
5.000%, due 08/15/22	2,000,000	2,555,560
5.000%, due 08/15/24	2,000,000	2,501,720
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,122,940
		15,187,010
Michigan—4.80%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,667,240
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,888,175
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,776,840
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[1]	2,395,000	2,515,876
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,695,450
Series D
5.000%, due 12/01/17	510,000	597,633
		15,141,214
Missouri—2.38%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,288,980
5.000%, due 11/15/17	2,500,000	2,920,800
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,312,880
		7,522,660
Nevada—1.58%
Las Vegas Valley Water District Refunding & Improvement, Series A
5.000%, due 02/01/17	1,500,000	1,743,630
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,240,810
		4,984,440

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey—1.90%
New Jersey Economic Development Authority Revenue Refunding School Facilities Construction Series EE
5.250%, due 09/01/23	1,500,000	1,818,150
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,133,860
New Jersey State Higher Education Assistance Authority Revenue, Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,131,900
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,909,305
		5,993,215
New York—7.92%
Metropolitan Transportation Authority Revenue Transportation Series G
5.000%, due 11/15/18	2,500,000	3,013,800
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,072,355
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,997,025
New York City Series B
5.000%, due 08/01/17	1,750,000	2,083,323
New York City Transitional Finance Authority Revenue Future Tax Secured Series B
5.000%, due 02/01/23	2,500,000	3,051,575
5.000%, due 02/01/27	2,000,000	2,393,640
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,772,225
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,806,295
New York State Thruway Authority General Revenue- Series I,
5.000%, due 01/01/20	1,500,000	1,826,970
		25,017,208
North Carolina—0.38%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,191,220

Ohio—1.15%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,616,380

Pennsylvania—3.89%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,159,660
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series B
5.000%, due 01/01/22	1,750,000	2,058,437

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,375,420
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,377,919
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,151,870
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,660,365
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,501,040
		12,284,711
Puerto Rico—2.17%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,322,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub-Series A
5.500%, due 08/01/23	4,000,000	4,536,160
		6,858,960
Rhode Island—1.42%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,482,135

South Carolina—1.73%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	3,059,450
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,385,880
		5,445,330
Tennessee—0.94%
Memphis Electric System Revenue Refunding
5.000%, due 12/01/15	2,625,000	2,981,055

Texas—7.91%
Austin Water & Wastewater Systems Revenue Refunding (NATL-RE Insured)
5.000%, due 11/15/17	2,000,000	2,265,020
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13[1]	600,000	600,000
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,208,560
Fort Worth Water & Sewer Revenue Refunding & Improvement
5.000%, due 02/15/23	1,395,000	1,703,783

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,896,452
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,390,060
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,409,440
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,113,729
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,625,957
5.000%, due 09/01/22	1,400,000	1,554,994
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,527,750
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13[4]	25,000	24,915
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,300,209
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with state and local government securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,130,261
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	229,622
		24,980,752
Utah—0.49%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,349,904
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	190,000	190,494
		1,540,398
Virginia—0.54%
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with state and local government securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	1,600,000	1,692,976

Washington—7.05%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,857,350
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,305,420
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,754,582
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	625,625

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,125,240
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	3,096,275
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,097,480
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,687,630
Washington State
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,540,068
5.000%, due 07/01/20	2,625,000	3,163,387
		22,253,057
Total municipal bonds and notes (cost—$288,419,744)		314,561,524

	Number of shares
Tax-free money market fund—0.04%
State Street Global Advisors Tax Free Money Market Fund (cost—$126,899)	126,899	126,899
Total investments (cost—$288,546,643)—99.67%		314,688,423
Other assets in excess of liabilities—0.33%		1,043,502
Net assets—100.00%		315,731,925

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,272,122
Gross unrealized depreciation	(130,342)
Net unrealized appreciation	$26,141,780

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	314,561,524	—	314,561,524
Tax-free money market fund	—	126,899	—	126,899
Total	—	314,688,423	—	314,688,423

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.48% of net assets as of October 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.
4	Zero coupon bond; interest rate represents annualized yield at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—93.46%
Australia—2.24%
Australia & New Zealand Banking Group Ltd.
4.875%, due 01/12/21[1]	USD	2,350,000	2,715,331
5.100%, due 01/13/20[1]	USD	1,100,000	1,268,187
Commonwealth Bank of Australia
3.000%, due 05/03/22[2]	EUR	2,900,000	4,054,999
Westpac Banking Corp.
4.875%, due 11/19/19	USD	1,650,000	1,907,070
5.000%, due 10/21/19[2]	GBP	1,150,000	2,137,661
			12,083,248
Belgium—1.99%
Anheuser-Busch InBev SA
6.500%, due 06/23/17	GBP	2,100,000	4,099,367
Belgium Government Bond
4.250%, due 09/28/22	EUR	4,400,000	6,602,544
			10,701,911
Brazil—0.19%
Banco do Brasil SA
3.875%, due 10/10/22	USD	1,000,000	997,344

British Virgin Islands—1.17%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[1]	USD	3,100,000	3,419,452
Sinopec Group Overseas Development 2012 Ltd.
3.900%, due 05/17/22[2]	USD	2,650,000	2,872,536
			6,291,988
Canada—3.23%
Canadian Government Bond
5.750%, due 06/01/33	CAD	4,460,000	6,939,827
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	2,411,206
Precision Drilling Corp.
6.625%, due 11/15/20	USD	704,000	753,280
Quebecor Media, Inc.
5.750%, due 01/15/23[1]	USD	200,000	204,000
Rogers Communications, Inc.
4.000%, due 06/06/22	CAD	1,300,000	1,344,672
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	5,776,025
			17,429,010
Chile—0.32%
Banco Santander Chile
3.875%, due 09/20/22[1]	USD	1,650,000	1,703,185

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Croatia—0.17%
Agrokor DD
9.125%, due 02/01/20[2]	EUR	700,000	933,390

Denmark—0.92%
Carlsberg Breweries A/S
2.625%, due 07/03/19[2]	EUR	1,450,000	1,941,306
Denmark Government Bond
3.000%, due 11/15/21	DKK	15,200,000	3,034,992
			4,976,298
Finland—0.54%
Finland Government Bond
3.500%, due 04/15/21	EUR	1,950,000	2,916,220

France—5.70%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[1,3]	USD	3,900,000	4,022,070
BNP Paribas SA
2.375%, due 09/14/17	USD	2,550,000	2,568,691
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	EUR	8,125,000	11,335,272
GDF Suez
2.750%, due 10/18/17	EUR	1,800,000	2,498,936
Pernod-Ricard SA
4.875%, due 03/18/16	EUR	950,000	1,364,499
Republic of France
4.000%, due 04/25/55	EUR	450,000	679,926
Sanofi
2.625%, due 03/29/16	USD	4,100,000	4,345,496
Societe Generale SA
2.750%, due 10/12/17	USD	2,800,000	2,821,255
Tereos Europe SA
6.375%, due 04/15/14[2]	EUR	800,000	1,099,135
			30,735,280
Germany—3.34%
Bundesobligation, Series 155
2.500%, due 10/10/14	EUR	7,500,000	10,183,389
Bundesrepublik Deutschland, Series 2007
4.250%, due 07/04/39	EUR	1,650,000	2,983,968
Deutsche Bank AG
1.026%, due 03/09/17[4]	EUR	2,250,000	2,661,244
3.250%, due 01/11/16	USD	1,050,000	1,113,808
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.500%, due 03/15/19[2]	EUR	750,000	1,064,463
			18,006,872

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Indonesia—0.25%
Pertamina Persero PT
6.000%, due 05/03/42[2]	USD	1,000,000	1,130,000
Perusahaan Listrik Negara PT
5.250%, due 10/24/42[1,3]	USD	200,000	204,240
			1,334,240
Ireland—0.35%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, due 10/15/17[2]	EUR	750,000	1,030,439
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[1]	USD	870,000	870,000
			1,900,439
Italy—3.72%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20	EUR	7,200,000	9,450,740
4.750%, due 09/01/21	EUR	7,050,000	9,258,473
Italy Buoni Poliennali Del Tesoro
4.750%, due 09/15/16	EUR	1,000,000	1,363,756
			20,072,969
Japan—16.71%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[1]	USD	1,900,000	2,014,805
Development Bank of Japan
1.750%, due 03/17/17	JPY	130,000,000	1,738,622
2.300%, due 03/19/26	JPY	500,000,000	7,270,876
Government of Japan
0.700%, due 09/20/14	JPY	2,268,000,000	28,730,330
2.000%, due 03/20/16	JPY	988,000,000	13,159,014
2.000%, due 12/20/24	JPY	685,000,000	9,540,146
2.200%, due 09/20/26	JPY	159,700,000	2,254,461
2.300%, due 06/20/35	JPY	1,177,000,000	16,129,898
2.300%, due 12/20/36	JPY	480,000,000	6,561,870
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,668,588
			90,068,610
Luxembourg—1.26%
Gazprom Via Gaz Capital SA
4.560%, due 12/09/12	EUR	3,200,000	4,160,121
Prologis International Funding SA
5.875%, due 10/23/14[5]	EUR	450,000	623,075
Schlumberger Investment SA
1.950%, due 09/14/16[1]	USD	1,950,000	2,004,596
			6,787,792
Malaysia—2.40%
Malaysia Government Bond,
Series 0111

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Malaysia—(concluded)
4.160%, due 07/15/21	MYR	9,950,000	3,440,524
Series 0112
3.418%, due 08/15/22	MYR	21,250,000	6,955,433
Series 0902
4.378%, due 11/29/19	MYR	2,500,000	870,199
Petronas Capital Ltd.
5.250%, due 08/12/19[2]	USD	1,400,000	1,668,706
			12,934,862
Mexico—2.14%
Kansas City Southern de Mexico SA de CV
8.000%, due 02/01/18	USD	900,000	999,000
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,983,460
8.500%, due 12/13/18	MXN	52,800,000	4,739,483
8.500%, due 05/31/29	MXN	19,200,000	1,821,739
			11,543,682
Netherlands—4.81%
ABB Finance BV
2.625%, due 03/26/19[2]	EUR	300,000	407,705
Bank Nederlandse Gemeenten
2.250%, due 08/24/16[2]	EUR	1,400,000	1,914,957
2.250%, due 01/12/17	EUR	1,350,000	1,849,400
BMW Finance N.V.
4.000%, due 09/17/14	EUR	600,000	826,295
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.875%, due 02/08/22	USD	3,700,000	4,001,576
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[1]	USD	2,650,000	2,714,565
Heineken N.V.
2.125%, due 08/04/20[2]	EUR	1,650,000	2,128,398
ING Bank N.V.
3.750%, due 03/07/17[1]	USD	3,150,000	3,335,507
6.125%, due 05/29/23[4]	EUR	800,000	1,098,042
Linde Finance BV
3.125%, due 12/12/18	EUR	1,050,000	1,491,516
Netherlands Government Bond
4.000%, due 01/15/37	EUR	1,900,000	3,154,799
OI European Group BV
6.750%, due 09/15/20[2]	EUR	750,000	1,081,475
Schlumberger Finance BV
2.750%, due 12/01/15	EUR	1,400,000	1,922,538
			25,926,773
Norway—5.02%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,704,779
Norway Government Bond
2.000%, due 05/24/23	NOK	47,600,000	8,307,228

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Norway—(concluded)
3.750%, due 05/25/21	NOK	64,850,000	13,033,470
			27,045,477
Poland—0.13%
Poland Government Bond, Series 1019
5.500%, due 10/25/19	PLN	2,025,000	681,504

Singapore—1.35%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	981,999
5.000%, due 11/15/19[1,4]	USD	2,400,000	2,540,645
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[4]	USD	2,300,000	2,390,362
United Overseas Bank Ltd.
5.375%, due 09/03/19[1,4]	USD	1,300,000	1,377,479
			7,290,485
South Korea—1.56%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	7,924,710,000	8,380,355

Spain—2.10%
Spain Government Bond
4.250%, due 10/31/16	EUR	3,200,000	4,160,536
5.850%, due 01/31/22	EUR	5,450,000	7,169,049
			11,329,585
Supranational—1.19%
European Investment Bank
6.000%, due 12/07/28	GBP	2,950,000	6,389,528

Sweden—4.88%
Government of Sweden
3.500%, due 06/01/22	SEK	71,675,000	12,689,897
4.250%, due 03/12/19	SEK	14,830,000	2,652,090
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,010,540
Swedbank AB
2.125%, due 09/29/17[1]	USD	2,700,000	2,726,379
3.375%, due 02/09/17	EUR	750,000	1,050,115
Vattenfall AB
6.250%, due 03/17/21	EUR	2,450,000	4,185,599
			26,314,620
Switzerland—0.91%
Credit Suisse AG
1.625%, due 03/06/15[2]	USD	4,800,000	4,877,414

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Thailand—0.30%
PTT PCL
3.375%, due 10/25/22[1]	USD	1,650,000	1,627,826

United Kingdom—11.06%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,833,434
5.750%, due 03/02/26[2]	GBP	3,250,000	6,608,785
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,383,397
Barclays Bank PLC
2.250%, due 05/10/17[2]	USD	1,500,000	1,556,850
4.500%, due 03/04/19[4]	EUR	950,000	1,200,565
5.125%, due 01/08/20	USD	2,350,000	2,678,904
BAT International Finance PLC
3.250%, due 06/07/22[1]	USD	1,350,000	1,402,371
BG Energy Capital PLC
3.000%, due 11/16/18[2]	EUR	200,000	278,698
First Hydro Finance PLC
9.000%, due 07/31/21	GBP	700,000	1,332,098
HSBC Holdings PLC
4.000%, due 03/30/22	USD	3,050,000	3,341,150
6.250%, due 03/19/18	EUR	2,100,000	3,153,136
Lloyds TSB Bank PLC
4.875%, due 03/30/27[2]	GBP	500,000	922,322
5.125%, due 03/07/25	GBP	650,000	1,245,411
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,254,036
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,792,461
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,584,410
Royal Bank of Scotland Group PLC
2.550%, due 09/18/15	USD	1,800,000	1,845,202
Royal Bank of Scotland PLC
4.875%, due 08/25/14[1]	USD	3,000,000	3,185,190
SABMiller PLC
4.500%, due 01/20/15	EUR	300,000	419,635
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,213,686
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,268,128
Tesco PLC
3.375%, due 11/02/18	EUR	1,100,000	1,560,225
United Kingdom Treasury Bonds
4.250%, due 12/07/55	GBP	3,770,000	7,562,206
			59,622,300

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
United States—13.51%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[1]	USD	2,350,000	2,448,935
American Express Credit Corp.
2.375%, due 03/24/17	USD	2,600,000	2,734,124
American Express Credit Corp., Series MTN
1.750%, due 06/12/15	USD	1,750,000	1,794,562
AT&T, Inc.
1.600%, due 02/15/17	USD	1,100,000	1,129,197
Ball Corp.
6.750%, due 09/15/20	USD	1,050,000	1,152,375
Bank of America Corp. MTN
3.625%, due 03/17/16	USD	3,850,000	4,093,405
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	860,738
Boeing Capital Corp.
2.125%, due 08/15/16	USD	1,650,000	1,730,873
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	1,030,750
Citigroup, Inc.
4.500%, due 01/14/22	USD	2,850,000	3,146,252
6.125%, due 05/15/18	USD	700,000	836,427
Comcast Corp.
3.125%, due 07/15/22	USD	3,600,000	3,784,291
Constellation Brands, Inc.
7.250%, due 05/15/17	USD	950,000	1,118,625
Continental Resources Inc.
5.000%, due 09/15/22	USD	750,000	789,375
Daimler Finance N.A. LLC
0.972%, due 03/28/14[1,4]	USD	2,500,000	2,509,622
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	USD	1,050,000	1,097,250
Eastman Chemical Co.
3.600%, due 08/15/22	USD	1,550,000	1,640,193
Ecolab, Inc.
3.000%, due 12/08/16	USD	300,000	321,932
First Data Corp.
7.375%, due 06/15/19[1]	USD	950,000	983,250
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,147,500
General Electric Co.
2.700%, due 10/09/22	USD	4,000,000	4,022,192
JPMorgan Chase & Co.
4.250%, due 10/15/20	USD	3,600,000	3,970,537
Lamar Media Corp.
5.875%, due 02/01/22	USD	1,000,000	1,060,000
Mylan, Inc.
7.875%, due 07/15/20[1]	USD	950,000	1,072,313

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(concluded)
United States—(concluded)
New York Life Global Funding
2.450%, due 07/14/16[1]	USD	2,800,000	2,911,040
NRG Energy, Inc.
7.875%, due 05/15/21	USD	1,000,000	1,095,000
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	700,000	824,934
Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	6,523,961
PNC Funding Corp.
5.125%, due 02/08/20	USD	2,550,000	3,059,875
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19	USD	1,000,000	1,085,000
Roche Holdings, Inc.
6.500%, due 03/04/21[2]	EUR	2,900,000	5,103,706
SLM Corp., Series MTN
7.250%, due 01/25/22	USD	950,000	1,047,375
UR Financing Escrow Corp.
7.625%, due 04/15/22[1]	USD	1,000,000	1,095,000
Wells Fargo & Co.
2.625%, due 12/15/16	USD	3,050,000	3,221,925
3.500%, due 03/08/22	USD	1,250,000	1,334,606
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	USD	900,000	1,010,250
			72,787,390
Total long-term global debt securities (cost—$475,082,987)			503,690,597

US government obligations—2.50%
United States—2.50%
US Treasury Bills
0.010%, due 06/27/13[6]	USD	12,000,000	11,987,520
US Treasury Bonds
3.125%, due 11/15/41	USD	1,375,000	1,459,219
Total US government obligations (cost—$13,458,506)			13,446,739

Repurchase agreement—1.20%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $3,723,270 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $2,735,104 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$6,584,175); proceeds: $6,455,002 (cost—$6,455,000)		6,455,000	6,455,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value($)
Investment of cash collateral from securities loaned—0.45%
Money market fund—0.45%
UBS Private Money Market Fund LLC[7] (cost—$2,432,760)	2,432,760	2,432,760
Total investments (cost—$497,429,253)[8]—97.61%		526,025,096
Other assets in excess of liabilities—2.39%		12,893,451
Net assets—100.00%		538,918,547

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,193,280
Gross unrealized depreciation	(3,597,437)
Net unrealized appreciation	$28,595,843

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
Interest rate futures buy contracts:
52	AUD	Australian Bond 10 Year Futures	December 2012	6,769,252	6,761,153	(8,099)
700	CAD	Canada Government Bond 10 Year Futures	December 2012	95,568,376	95,920,224	351,848
69	EUR	German Euro BOBL Futures	December 2012	11,267,486	11,253,959	(13,527)
21	EUR	German Euro Bund Futures	December 2012	3,848,936	3,856,558	7,622
38	EUR	German Euro Buxl Futures	December 2012	6,518,480	6,508,635	(9,845)
161	EUR	German Euro Schatz Futures	December 2012	23,088,940	23,101,784	12,844

US Treasury futures buy contracts:
10	USD	US Treasury Note 2 Year Futures	December 2012	2,202,563	2,203,281	718
				149,264,033	149,605,594	341,561

				Proceeds($)
Interest rate futures sell contracts:
6	GBP	United Kingdom Long Gilt Bond 10 Year Futures	December 2012	1,165,715	1,153,037	12,678
7	JPY	Japan Government Bond 10 Year Futures	December 2012	12,658,191	12,661,439	(3,248)

US Treasury futures sell contracts:
29	USD	US Treasury Bond 30 Year Futures	December 2012	4,307,974	4,330,063	(22,089)
431	USD	US Treasury Note 5 Year Futures	December 2012	53,590,069	53,551,750	38,319
938	USD	US Treasury Note 10 Year Futures	December 2012	124,566,411	124,783,313	(216,902)
				196,288,360	196,479,602	(191,242)
						150,319

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	SEK	67,228,687	USD	10,107,677	12/13/12	(15,748)
BB	USD	4,782,308	EUR	3,689,130	12/13/12	1,237
BB	USD	41,524,661	EUR	32,001,372	12/13/12	(29,782)
BB	USD	50,488,914	JPY	3,945,910,623	12/13/12	(1,041,045)
BB	USD	11,849,838	NZD	14,550,569	12/13/12	84,849
CITI	KRW	13,937,671,000	USD	11,729,578	12/04/12	(1,027,373)
CITI	MYR	15,180,000	USD	4,766,728	12/04/12	(204,760)
CITI	USD	2,269,672	CAD	2,223,802	12/13/12	(45,010)
CITI	USD	12,203,379	KRW	13,937,671,000	12/04/12	553,572
CITI	USD	4,823,101	MXN	62,256,587	12/13/12	(86,664)
CITI	USD	4,745,975	MYR	15,180,000	12/04/12	225,514
CITI	USD	55,020	PLN	174,285	12/13/12	(674)
CSI	CNY	53,252,000	USD	8,378,814	12/04/12	(133,822)
CSI	DKK	19,533,579	EUR	2,620,480	12/13/12	1,336
CSI	DKK	17,868,472	USD	3,104,684	12/13/12	(2,318)
CSI	EUR	3,048,357	USD	3,955,731	12/13/12	3,050
CSI	USD	32,686,904	AUD	32,265,835	12/13/12	696,671
CSI	USD	8,378,885	CNY	53,650,000	12/04/12	197,373
CSI	USD	8,156,557	JPY	638,056,437	12/13/12	(160,803)
CSI	USD	318,727	KRW	362,329,000	12/04/12	12,907
CSI	USD	4,004,676	PLN	12,678,804	12/13/12	(51,155)
DB	CAD	1,201,890	USD	1,222,986	12/13/12	20,631
DB	EUR	4,286,845	USD	5,525,156	12/13/12	(33,422)
DB	EUR	1,094,677	USD	1,420,834	12/13/12	1,411
DB	JPY	280,000	USD	3,575	12/13/12	66
DB	MYR	16,870,000	USD	5,304,412	12/04/12	(220,555)
DB	NOK	26,802,342	USD	4,742,604	12/13/12	48,430
DB	NOK	6,900,047	USD	1,203,348	12/13/12	(5,130)
DB	PHP	238,330,000	USD	5,641,656	12/04/12	(141,658)
DB	PLN	9,084,063	USD	2,868,621	12/13/12	36,017
DB	USD	7,844,174	CAD	7,691,796	12/13/12	(149,403)
DB	USD	3,668,559	EUR	2,795,348	12/13/12	(43,945)
DB	USD	9,112,681	EUR	7,057,119	12/13/12	37,998
DB	USD	5,181,637	MYR	16,670,000	12/04/12	277,830
DB	USD	5,431,404	PHP	238,330,000	12/04/12	351,911
GSI	GBP	1,977,135	USD	3,176,535	12/13/12	(13,644)
GSI	USD	3,234,602	CAD	3,171,178	12/13/12	(62,197)
GSI	USD	6,722,895	CHF	6,270,747	12/13/12	14,732
GSI	USD	23,168,498	NOK	132,396,379	12/13/12	19,464
GSI	USD	1,549,703	SGD	1,906,879	12/13/12	13,517
JPMCB	AUD	21,000	USD	21,617	12/13/12	(111)
JPMCB	CAD	156,572	USD	157,017	12/13/12	384
JPMCB	EUR	877,049	USD	1,148,298	12/13/12	11,064
JPMCB	EUR	410,203	USD	528,998	12/13/12	(2,895)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	NOK	90,160,196	USD	15,714,252	12/13/12	(76,445)
JPMCB	USD	354,834	AUD	343,489	12/13/12	554
JPMCB	USD	1,173,858	CAD	1,145,813	12/13/12	(27,601)
JPMCB	USD	2,312,281	EUR	1,773,445	12/13/12	(12,727)
JPMCB	USD	9,202,661	EUR	7,107,859	12/13/12	13,811
JPMCB	USD	6,746,228	GBP	4,210,112	12/13/12	46,938
JPMCB	USD	10,214,473	JPY	801,868,498	12/13/12	(165,921)
JPMCB	USD	557,609	PLN	1,765,501	12/13/12	(7,088)
JPMCB	USD	1,844,109	THB	59,183,000	12/04/12	82,864
						(1,007,765)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)($)	Other significant observable inputs (Level 2)($)	Unobservable inputs (Level 3)($)	Total($)
Long-term global debt securities	—	503,690,597	—	503,690,597
US government obligations	—	13,446,739	—	13,446,739
Repurchase agreement	—	6,455,000	—	6,455,000
Investment of cash collateral from securities loaned	—	2,432,760	—	2,432,760
Futures contracts, net	150,319	—	—	150,319
Forward foreign currency contracts, net	—	(1,007,765)	—	(1,007,765)
Total	150,319	525,017,331	—	525,167,650

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	52.54	2.28
Repurchase agreement	—	1.23
Banks and other financial institutions	28.46	—
Industrial	15.03	—
Investment of cash collateral from securities loaned	—	0.46
	96.03	3.97

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.13% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2012, the value of these securities amounted to 7.94% of net assets.

3	Security, or portion thereof, was on loan at October 31, 2012.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.
5	Step bond that converts to the noted fixed rate at a designated future date.
6	Rate shown is the discount rate at date of purchase.
7

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	2,283,075	1,228,755	1,079,070	2,432,760	443

8	Includes $2,380,426 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)	Value($)
Corporate bonds—92.55%
Aerospace & defense—1.78%
Alliant Techsystems, Inc.
6.875%, due 09/15/20[2]	2,150,000	2,354,250
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	555,000
Ducommun, Inc.
9.750%, due 07/15/18	910,000	962,325
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,764,000
		5,635,575
Agriculture—0.43%
Virgolino de Oliveira Finance Ltd.
11.750%, due 02/09/22[3]	1,410,000	1,374,750

Airlines—2.04%
American Airlines Pass Through Trust 2001-01,
6.977%, due 05/23/21[4]	291,247	288,335
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	763,618	788,435
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	699,754	741,739
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,917,123	2,089,664
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,236,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	609,959	706,028
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	600,000	627,000
		6,477,201
Auto & truck—2.54%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	200,000	212,750
8.250%, due 06/15/21[2]	1,950,000	2,084,063
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,607,294
9.375%, due 03/01/20	285,000	359,456
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,813,824
General Motors Co.
8.375%, due 07/15/49[5,6,7]	10,190,000	10
Navistar International Corp.
8.250%, due 11/01/21[2]	2,092,000	1,958,635
		8,036,032

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds[1]—(continued)
Automotive parts—1.06%
Commercial Vehicle Group, Inc.
7.875%, due 04/15/19		1,300,000	1,278,875
Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[2]		1,550,000	1,625,563
8.250%, due 08/15/20[2]		420,000	456,225
			3,360,663
Banking-non-US—5.32%
Banco Continental SAECA
8.875%, due 10/15/17[3]		1,500,000	1,575,000
Barclays Bank PLC
10.000%, due 05/21/21[8]	GBP	1,350,000	2,730,134
Deutsche Postbank Funding Trust IV
5.983%, due 12/31/49[9,10]	EUR	1,900,000	2,007,087
Canada Square Operations PLC
7.500%, due 12/31/49[9]	GBP	2,355,000	3,795,819
HBOS Capital Funding LP
6.461%, due 11/30/18[9]	GBP	1,400,000	1,773,583
HBOS PLC
5.125%, due 10/14/15[9,10]	EUR	1,250,000	1,020,718
IKB Deutsche Industriebank AG
1.195%, due 05/28/13[10]	EUR	200,000	239,139
4.500%, due 07/09/13	EUR	1,180,000	1,468,278
National Capital Trust I
5.620%, due 12/31/49[8,9]	GBP	1,500,000	2,239,077
			16,848,835
Banking-US—1.33%
ABN Amro Bank NV
4.310%, due 03/10/16[9,10]	EUR	1,305,000	1,260,487
Fifth Third Capital Trust IV
6.500%, due 04/15/37[10]		1,600,000	1,604,000
Wachovia Capital Trust III
5.570%, due 12/22/11[9,10]		750,000	744,375
Wells Fargo & Co., Series K
7.980%, due 03/15/18[9,10]		525,000	620,813
			4,229,675
Beverages—0.08%
Constellation Brands, Inc.
7.250%, due 05/15/17		225,000	264,938

Broadcast—0.80%
Clear Channel Communications, Inc.
5.500%, due 12/15/16		200,000	129,000
6.875%, due 06/15/18		780,000	487,500
7.250%, due 10/15/27		445,000	235,850
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20		891,000	848,677
7.625%, due 03/15/20		127,000	119,698

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds[1]—(continued)
Broadcast—(concluded)
9.250%, due 12/15/17	655,000		702,488
			2,523,213
Building & construction—3.50%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,630,000		1,719,650
D.R. Horton, Inc.
6.500%, due 04/15/16	255,000		284,963
Empresas ICA SAB de C.V.
8.375%, due 07/24/17[3]	1,500,000		1,601,250
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14	580,000		569,850
7.250%, due 10/15/20[2,3]	1,240,000		1,308,200
KB Home
7.500%, due 09/15/22[2]	1,275,000		1,384,969
Pulte Group, Inc.
6.375%, due 05/15/33	567,000		549,990
7.875%, due 06/15/32	870,000		930,900
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19	1,045,000		1,162,562
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000		1,590,225
			11,102,559
Building materials—0.39%
Interface, Inc.
7.625%, due 12/01/18	1,130,000		1,221,813

Building products—1.90%
Associated Materials LLC
9.125%, due 11/01/17[2]	1,110,000		1,098,900
Desarrolladora Homex SAB de CV
9.500%, due 12/11/19[2,3]	1,400,000		1,398,320
Urbi Desarrollos Urbanos SAB de CV
9.500%, due 01/21/20[2,3]	1,400,000		1,288,000
USG Corp.
6.300%, due 11/15/16	1,235,000		1,256,612
8.375%, due 10/15/18[3]	210,000		228,900
9.750%, due 01/15/18[11]	690,000		753,825
			6,024,557
Building products-cement—0.85%
Hanson Ltd.
6.125%, due 08/15/16	600,000		654,750
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	583,630
Texas Industries, Inc.
9.250%, due 08/15/20[2]	1,350,000		1,441,125
			2,679,505

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds[1]—(continued)
Cable—0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19	1,035,000		1,112,625
Dish DBS Corp.
6.750%, due 06/01/21	675,000		751,781
7.125%, due 02/01/16	750,000		838,125
			2,702,531
Car rental—1.59%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.935%, due 05/15/14[10]	200,000		199,750
8.250%, due 01/15/19	1,425,000		1,555,031
Hertz Corp.
6.750%, due 04/15/19	300,000		318,375
7.375%, due 01/15/21	885,000		952,481
Hertz Holdings Netherlands BV
8.500%, due 07/31/15[8]	EUR	1,000,000	1,405,674
UR Financing Escrow Corp.
7.375%, due 05/15/20[3]	275,000		297,688
7.625%, due 04/15/22[3]	270,000		295,650
			5,024,649
Chemicals—1.29%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,380,000		1,393,800
Huntsman International LLC
8.625%, due 03/15/20[2]	1,115,000		1,257,163
Momentive Performance Materials, Inc.
9.000%, due 01/15/21[2]	355,000		244,950
9.500%, due 01/15/21	EUR	545,000	515,673
10.000%, due 10/15/20[2,3]	650,000		624,000
Vertellus Specialties, Inc.
9.375%, due 10/01/15[3]	75,000		60,000
			4,095,586
Coal—1.49%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[2]	1,190,000		1,044,225
6.250%, due 06/01/21[2]	345,000		300,150
Arch Coal, Inc.
7.000%, due 06/15/19[2]	825,000		732,187
7.250%, due 10/01/20[2]	625,000		553,125
7.250%, due 06/15/21[2]	315,000		277,988
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17	1,270,000		1,374,775
8.500%, due 12/15/19	385,000		424,462
			4,706,912
Commercial services—0.70%
HDTFS, Inc.
5.875%, due 10/15/20[2,3]	450,000		454,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds[1]—(continued)
Commercial services—(concluded)
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	650,448
8.375%, due 08/15/21	1,000,000		1,105,000
			2,209,948
Computer software & services—0.48%
Sungard Data Systems, Inc.
6.625%, due 11/01/19[3]	900,000		907,875
10.250%, due 08/15/15	600,000		613,800
			1,521,675
Consumer products—0.99%
Albea Beauty Holdings SA
8.375%, due 11/01/19[3]	1,600,000		1,624,000
Jarden Corp.
7.500%, due 01/15/20	670,000		733,650
7.500%, due 01/15/20	EUR	550,000	773,477
			3,131,127
Containers & packaging—1.96%
Ball Corp.
7.375%, due 09/01/19	310,000		346,425
Beverage Packaging Holdings Luxembourg II SA
8.000%, due 12/15/16[8]	EUR	205,000	267,039
OI European Group BV
6.875%, due 03/31/17[8]	EUR	115,000	153,529
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		858,750
Packaging Dynamics Corp.
8.750%, due 02/01/16[3]	1,445,000		1,520,862
Rexam PLC
6.750%, due 06/29/67[8,10]	EUR	1,406,000	1,876,347
Sealed Air Corp.
8.125%, due 09/15/19[3]	1,075,000		1,174,438
			6,197,390
Diversified capital goods—0.39%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		458,350
8.750%, due 09/01/20	680,000		780,300
			1,238,650
Diversified financial services—3.34%
Ally Financial, Inc.
8.000%, due 11/01/31[2]	405,000		482,365
8.000%, due 11/01/31	895,000		1,065,050
Bank of America Corp.
8.000%, due 12/31/49[9,10]	345,000		384,233
Capital One Capital III
7.686%, due 08/15/36	2,000,000		2,028,800

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds[1]—(continued)
Diversified financial services—(concluded)
First Data Corp.
8.875%, due 08/15/20[3]	2,465,000		2,686,850
GE Capital Trust III
6.500%, due 09/15/67[8,10]	GBP	1,750,000	2,725,219
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[3,9,10]	1,000,000		1,202,060
			10,574,577
Diversified manufacturing—0.75%
Bombardier, Inc.
7.500%, due 03/15/18[3]	270,000		308,813
7.750%, due 03/15/20[3]	1,770,000		2,068,687
			2,377,500
Diversified operations—0.76%
Icahn Enterprises LP
8.000%, due 01/15/18	1,825,000		1,961,875
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18	406,000		454,720
			2,416,595
Electric utilities—1.35%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	1,528,000		1,669,340
NRG Energy, Inc.
7.625%, due 01/15/18	250,000		273,125
8.250%, due 09/01/20	1,835,000		2,023,087
8.500%, due 06/15/19[2]	295,000		319,338
			4,284,890
Electric-generation—1.16%
Calpine Corp.
7.250%, due 10/15/17[3]	525,000		556,500
7.875%, due 07/31/20[3]	1,415,000		1,549,425
Intergen N.V.
8.500%, due 06/30/17[8]	EUR	205,000	247,111
9.000%, due 06/30/17[3]	400,000		379,000
9.500%, due 06/30/17[8]	GBP	490,000	735,385
Tenaska Alabama Partners LP
7.000%, due 06/30/21[3]	193,788		202,751
			3,670,172
Electric-integrated—0.18%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2,3]	800,000		572,000

Electronics—1.01%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[3]	1,180,000		1,262,600
10.125%, due 03/15/18[3]	1,219,000		1,316,520

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Electronics—(concluded)
SGL Carbon SE
1.599%, due 05/16/15[8,10]	EUR	500,000	634,465
			3,213,585
Finance-captive automotive—0.80%
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,049,332
Ford Motor Credit Co. LLC
5.875%, due 08/02/21	750,000		863,552
8.125%, due 01/15/20	480,000		610,055
			2,522,939
Finance-noncaptive consumer—1.35%
CIT Group, Inc.
5.000%, due 05/15/17	455,000		479,479
5.000%, due 08/15/22	3,675,000		3,808,138
			4,287,617
Finance-other—1.11%
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000		2,316,240
8.450%, due 06/15/18	600,000		713,058
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000		482,663
			3,511,961
Financial services—0.46%
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[10]	1,450,000		1,445,230

Food products—1.41%
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[3]	1,685,000		1,739,762
Minerva Luxembourg SA
12.250%, due 02/10/22[2,3]	1,400,000		1,666,000
Smithfield Foods, Inc.
6.625%, due 08/15/22	1,030,000		1,078,925
			4,484,687
Food-wholesale—0.73%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	211,639
Post Holdings, Inc.
7.375%, due 02/15/22[2,3]	1,975,000		2,095,969
			2,307,608
Gaming—2.81%
Caesars Entertainment Operating Co., Inc.
10.000%, due 12/15/18[2]	3,059,000		1,877,595
12.750%, due 04/15/18	370,000		268,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Gaming—(concluded)
Isle of Capri Casinos, Inc.
7.750%, due 03/15/19[2]	575,000		615,969
8.875%, due 06/15/20[3]	2,250,000		2,368,125
MGM Resorts International
6.750%, due 10/01/20[3]	808,000		801,940
Mohegan Tribal Gaming Authority
10.500%, due 12/15/16[3]	1,475,000		1,390,187
11.500%, due 11/01/17[3]	285,000		302,813
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,279,650
			8,904,529
Health care providers & services—2.63%
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	1,805,000		1,872,687
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	1,525,000		1,593,625
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		418,837
HCA, Inc.
6.500%, due 02/15/16	2,465,000		2,696,094
7.500%, due 02/15/22	55,000		61,463
Kinetic Concepts
10.500%, due 11/01/18[3]	1,600,000		1,704,000
			8,346,706
Hotels, restaurants & leisure—0.39%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14[8]	EUR	925,000	1,249,030

Insurance—4.35%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,298,665
Series A2
4.875%, due 03/15/67[10]	EUR	4,500,000	5,042,345
Series A3
5.750%, due 03/15/67[10]	GBP	600,000	884,012
Aviva PLC
6.875%, due 05/22/38[10]	EUR	1,200,000	1,567,044
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		1,160,204
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[3]	2,000,000		2,245,000
Lincoln National Corp.
7.000%, due 05/17/66[10]	1,555,000		1,593,875
			13,791,145
Machinery—1.41%
Boart Longyear Management Pty Ltd.
7.000%, due 04/01/21[3]	1,085,000		1,098,563

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Machinery—(concluded)
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[3]	1,150,000		1,181,625
Terex Corp.
8.000%, due 11/15/17[2]	2,110,000		2,202,312
			4,482,500
Machinery-agriculture & construction—0.22%
CNH America LLC
7.250%, due 01/15/16[2]	625,000		700,000

Manufacturing-diversified—1.47%
American Railcar Industries, Inc.
7.500%, due 03/01/14	967,000		976,670
Amsted Industries, Inc.
8.125%, due 03/15/18[3]	1,110,000		1,193,250
Kloeckner Pentaplast GmbH & Co. KG
11.625%, due 07/15/17[8]	EUR	900,000	1,245,276
Polypore International, Inc.
7.500%, due 11/15/17[2]	760,000		820,800
SPX Corp.
6.875%, due 09/01/17	390,000		438,750
			4,674,746
Media—1.11%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	775,000		676,187
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	255,000		273,488
EN Germany Holdings BV
10.750%, due 11/15/15[8]	EUR	887,000	1,123,817
Lamar Media Corp.
5.875%, due 02/01/22	1,350,000		1,431,000
			3,504,492
Metals—2.31%
Aleris International, Inc.
6.000%, due 06/01/20[6,7]	13,347		13,347
7.625%, due 02/15/18[6]	1,415,000		1,436,225
Century Aluminum Co.
8.000%, due 05/15/14	1,173,150		1,189,281
Novelis, Inc.
8.375%, due 12/15/17	2,500,000		2,718,750
8.750%, due 12/15/20	200,000		220,500
Vedanta Resources PLC
8.250%, due 06/07/21[3]	1,700,000		1,746,750
			7,324,853
Metals & mining—0.76%
FMG Resources August 2006 Pty Ltd.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Metals & mining—(concluded)
6.875%, due 02/01/18[2,3]	525,000		507,938
7.000%, due 11/01/15[2,3]	630,000		636,300
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	914,245
Old AII, Inc.
7.875%, due 11/01/20[2,3]	350,000		348,250
			2,406,733
Oil & gas—9.67%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21	678,000		718,680
Berry Petroleum Co.
6.750%, due 11/01/20	1,120,000		1,187,200
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	690,880
6.625%, due 08/15/20[2]	2,645,000		2,777,250
6.875%, due 08/15/18	645,000		677,250
Concho Resources, Inc.
5.500%, due 10/01/22	270,000		282,825
5.500%, due 04/01/23	55,000		57,613
6.500%, due 01/15/22	300,000		329,250
7.000%, due 01/15/21	1,635,000		1,814,850
Energy Transfer Equity LP
7.500%, due 10/15/20	1,500,000		1,706,250
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		414,950
Forest Oil Corp.
7.250%, due 06/15/19[2]	870,000		883,050
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[3]	400,000		436,000
8.000%, due 02/15/20[3]	355,000		388,725
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	800,000		806,000
7.750%, due 02/01/21	500,000		533,750
8.625%, due 04/15/20	1,790,000		1,957,812
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.500%, due 08/15/21	925,000		1,001,313
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2,3]	1,395,000		1,217,137
Petroleos de Venezuela SA
12.750%, due 02/17/22[8]	4,400,000		4,499,000
Precision Drilling Corp.
6.500%, due 12/15/21	615,000		650,363
6.625%, due 11/15/20	855,000		914,850
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	905,000		941,200
Samson Investment Co.
9.750%, due 02/15/20[3]	1,425,000		1,503,375
Swift Energy Co.
7.125%, due 06/01/17	500,000		513,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Oil & gas—(concluded)
8.875%, due 01/15/20	1,520,000		1,641,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.250%, due 05/01/23[3]	1,300,000		1,313,000
7.875%, due 10/15/18	730,000		799,350
			30,657,273
Oil services—1.75%
Basic Energy Services, Inc.
7.750%, due 02/15/19	420,000		417,900
7.750%, due 10/15/22[2,3]	1,800,000		1,750,500
Cie Generale de Geophysique - Veritas
6.500%, due 06/01/21	1,350,000		1,424,250
Geokinetics Holdings, Inc.
9.750%, due 12/15/14	445,000		194,687
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[3]	721,000		745,334
Hornbeck Offshore Services, Inc.
5.875%, due 04/01/20	650,000		661,375
8.000%, due 09/01/17	335,000		358,450
			5,552,496
Packaging—1.34%
Reynolds Group Issuer
7.750%, due 10/15/16	EUR	1,100,000	1,482,795
8.500%, due 05/15/18	1,765,000		1,756,175
9.875%, due 08/15/19	975,000		1,021,312
			4,260,282
Paper & forest products—2.09%
Boise Cascade LLC
7.125%, due 10/15/14	1,304,000		1,306,478
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20	155,000		169,725
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	600,000		660,000
Domtar Corp.
9.500%, due 08/01/16	250,000		299,543
10.750%, due 06/01/17	855,000		1,106,998
Mead Products LLC/ACCO Brands Corp.
6.750%, due 04/30/20[2,3]	570,000		582,112
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	484,371
7.125%, due 10/15/33[3]	1,850,000		1,110,000
Stora Enso Oyj
7.250%, due 04/15/36[3]	1,000,000		905,000
			6,624,227
Pipelines—1.16%
Everest Acquisition LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20[2,3]	1,925,000		2,127,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(continued)
Pipelines—(concluded)
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[3]	1,500,000		1,548,750
			3,675,875
Real estate investment trusts—0.57%
Prologis International Funding SA
5.875%, due 10/23/14[11]	EUR	1,300,000	1,799,995

Rental Auto/Equipment—0.87%
United Rentals North America, Inc.
8.375%, due 09/15/20[2]	2,525,000		2,764,875

Retail—0.20%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21[3]	593,000		634,510

Steel—1.76%
AK Steel Corp.
7.625%, due 05/15/20[2]	1,350,000		1,167,750
8.375%, due 04/01/22[2]	400,000		338,000
APERAM
7.375%, due 04/01/16[3]	1,000,000		870,000
Evraz Group SA
7.400%, due 04/24/17[3]	1,275,000		1,323,195
US Steel Corp.
7.000%, due 02/01/18[2]	1,170,000		1,187,550
7.500%, due 03/15/22[2]	700,000		696,500
			5,582,995
Support-services—0.16%
TUI AG
5.125%, due 12/10/12[8]	EUR	380,000	493,226

Telecom-integrated/services—1.26%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	793,000		882,212
Intelsat Luxembourg SA
11.500%, due 02/04/17[12]	2,950,000		3,104,875
			3,987,087
Telecommunication services—1.49%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	1,020,000		645,150
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[3]	300,000		306,750
CommScope, Inc.
8.250%, due 01/15/19[3]	2,135,000		2,300,462

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)		Value($)
Corporate bonds—(concluded)
Telecommunication services—(concluded)
Satmex Escrow SA de C.V.
9.500%, due 05/15/17	1,400,000		1,484,000
			4,736,362
Telephone-integrated—2.15%
Frontier Communications Corp.
7.000%, due 11/01/25	965,000		955,350
Sprint Capital Corp.
6.900%, due 05/01/19	3,670,000		3,991,125
8.750%, due 03/15/32	1,570,000		1,852,600
			6,799,075
Transportation—0.89%
Stena AB
5.875%, due 02/01/19[8]	EUR	650,000	825,647
6.125%, due 02/01/17[8]	EUR	1,500,000	2,002,551
			2,828,198
Transportation services—1.93%
CEVA Group PLC
8.375%, due 12/01/17[3]	1,567,000		1,508,237
CHC Helicopter SA
9.250%, due 10/15/20	2,205,000		2,238,075
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,130,000		1,101,750
PHI, Inc.
8.625%, due 10/15/18	1,000,000		1,055,000
Teekay Corp.
8.500%, due 01/15/20	195,000		205,238
			6,108,300
Wireless telecommunication services—1.63%
Crown Castle International Corp.
7.125%, due 11/01/19	1,000,000		1,097,500
9.000%, due 01/15/15	430,000		460,100
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000		526,750
7.875%, due 09/01/18	500,000		547,500
Sprint Nextel Corp.
8.375%, due 08/15/17	325,000		377,000
9.125%, due 03/01/17	825,000		969,375
ViaSat, Inc.
6.875%, due 06/15/20[3]	1,134,000		1,185,030
			5,163,255
Total corporate bonds (cost—$273,988,853)			293,329,910

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)	Value($)
Loan assignments[10]—2.00%
Airlines—0.75%
US Airways Group, Inc. Term Loan
2.500%, due 03/21/14	2,430,556	2,372,222

Broadcast—0.29%
Clear Channel Communications, Inc. Delay Draw Term Loan 2
3.650%, due 01/29/16	1,119,652	932,670

Computer software & services—0.41%
Sungard Data Systems, Inc. Tranche B
3.625%, due 02/26/16	1,293,152	1,292,506

Support-services—0.31%
KAR Auction Services, Inc. Term Loan B
3.750%, due 05/19/17	986,508	990,948

Wireless telecommunication services—0.24%
MetroPCS Wireless, Inc. Extended Term Loan B
3.821%, due 11/03/16	766,770	768,211
Total loan assignments (cost—$6,398,270)		6,356,557

Asset-backed securities—1.64%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.281%, due 05/25/37[10]	543,180	407,600
GSAA Home Equity Trust, Series 2006-14, Class A1
0.261%, due 09/25/36[10]	779,912	388,444
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.341%, due 04/25/37[10]	552,323	457,182
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.311%, due 04/25/37[10]	803,535	680,747
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.321%, due 03/25/37[10]	1,460,997	1,029,141
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.311%, due 09/25/36[10]	441,630	280,592
Series 2006-HE8, Class A2B
0.311%, due 10/25/36[10]	215,165	113,938
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[11]	1,454,413	714,483
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.321%, due 01/25/37[10]	1,128,385	646,066
Series 2007-OPT1, Class 2A1
0.291%, due 06/25/37[10]	512,793	474,682
Total asset-backed securities (cost—$7,930,296)		5,192,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount [1]($)	Value($)
Collateralized mortgage obligations—0.27%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.905%, due 11/25/35[10]	668,224	566,061
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.298%, due 11/25/36[10]	387,428	307,564
Total collateralized mortgage obligations (cost—$1,025,090)		873,625

	Number of Shares
Common stocks—0.97%
Automobiles—0.51%
General Motors Co.*	53,428	1,362,414
Motors Liquidation Co. GUC Trust*	13,413	267,589
		1,630,003
Construction materials—0.14%
US Concrete, Inc.*,6	59,953	461,039

Diversified financial services—0.14%
CIT Group, Inc.*	11,794	438,973

Metals—0.18%
Aleris International, Inc.*,7	15,446	561,771
Total Common stocks (cost—$3,829,917)		3,091,786

	Number of warrants
Warrants*—0.43%
Automobiles—0.41%
General Motors Co., strike price $10.00, expires 07/10/16	48,571	798,993
General Motors Co., strike price $18.33, expires 07/10/19	48,571	498,824
		1,297,817
Cable—0.02%
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	58,176
Total warrants (cost—$2,020,844)		1,355,993

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[1]	Value($)
Repurchase agreement—0.13%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $231,298 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15, and $169,911 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$409,025); proceeds: $401,000 (cost—$401,000)	401,000	401,000

	Number of shares
Investment of cash collateral from securities loaned—13.30%
Money market fund—13.30%
UBS Private Money Market Fund LLC [13] (cost—$42,142,230)	42,142,230	42,142,230
Total investments (cost—$337,736,500) [14]—111.29%		352,743,976
Liabilities in excess of other assets—(11.29)%		(35,787,607)
Net assets—100.00%		316,956,369

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted

Gross unrealized appreciation	$24,093,361
Gross unrealized depreciation	(9,085,885)
Net unrealized appreciation	$15,007,476

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		dates	Proceeds($)	value($)	(depreciation)($)
US Treasury futures sell contracts:
269	USD	US Treasury Note 2 Year Futures	December 2012	59,289,975	59,268,266	21,709
260	USD	US Treasury Note 5 Year Futures	December 2012	32,298,256	32,305,000	(6,744)
				91,588,231	91,573,266	14,965

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	EUR	1,000,000	USD	1,294,950	12/06/12	(1,597)
JPMCB	EUR	25,009,000	USD	32,446,427	12/06/12	21,073
JPMCB	GBP	10,792,000	USD	17,187,987	12/06/12	(225,619)
						(206,143)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)($)	Significant other observable inputs (Level 2)($)	Unobservable inputs (Level 3)($)	Total($)
Corporate bonds	—	293,316,553	13,357	293,329,910
Loan assignments	—	6,356,557	—	6,356,557
Asset-backed securities	—	5,192,875	—	5,192,875
Collateralized mortgage obligations	—	873,625	—	873,625
Common stocks	2,530,015	—	561,771	3,091,786
Warrants	1,355,993	—	—	1,355,993
Repurchase agreement	—	401,000	—	401,000
Investment of cash collateral from securities loaned	—	42,142,230	—	42,142,230
Futures contracts, net	14,965	—	—	14,965
Forward foreign currency contracts, net	—	(206,143)	—	(206,143)
Total	3,900,973	348,076,697	575,128	352,552,798

At October 31, 2012, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2012:

	Corporate bonds	Common stock	Total
Beginning balance	$13,357	$641,936	$655,293
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	(23)	—	(23)
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	23	(80,165)	(80,142)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$13,357	$561,771	$575,128

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held October 31, 2012 was $(80,142).

Issuer breakdown by country or territory of origin

Country	Percentage of total investments
United States	77.9%
United Kingdom	4.5
Luxembourg	4.5
Canada	2.0
Mexico	1.6
Netherlands	1.5
Germany	1.5
Venezuela	1.3
Sweden	0.8
Australia	0.6
Jersey	0.5
Norway	0.5
Paraguay	0.4
Georgia	0.4
France	0.4
Liberia	0.4
Austria	0.3
Cayman Islands	0.3
Finland	0.3
Colombia	0.1
Belgium	0.1
Marshall Islands	0.1
Total	100.0%

Portfolio footnotes

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2012.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 22.63% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Bond interest in default.
5	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
6	Illiquid securities representing 0.60% of net assets as of October 31, 2012.
7	Security is being fair valued by a valuation committee under the direction of the board of trustees.
8

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2012, the value of this security amounted to 7.71% of net assets.

9	Perpetual bond security. The maturity date reflects the next call date.
10	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012, and changes periodically.
11	Step bond that converts to the noted fixed rate at a designated future date.
12	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
13

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements from the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2012 (unaudited)

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	54,823,665	44,364,305	57,045,740	42,142,230	8,593

14	Includes $41,251,932 of investments in securities on loan, at value.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—98.24%
Aerospace & defense—5.49%
Engility Holdings, Inc.*	16,217	308,123
General Dynamics Corp.	128,400	8,741,472
Honeywell International, Inc.	492,400	30,154,576
L-3 Communications Holdings, Inc.	116,054	8,564,785
Northrop Grumman Corp.	127,600	8,764,844
The Boeing Co.	122,500	8,628,900
		65,162,700
Auto components—1.75%
Delphi Automotive PLC*	264,925	8,329,242
Johnson Controls, Inc.	483,950	12,461,713
		20,790,955
Automobiles—0.82%
General Motors Co.*	383,000	9,766,500

Beverages—1.33%
Molson Coors Brewing Co., Class B	137,573	5,934,899
PepsiCo, Inc.	142,100	9,839,004
		15,773,903
Building products—0.51%
Masco Corp.	404,300	6,100,887

Capital markets—3.39%
Ameriprise Financial, Inc.	100,500	5,866,185
Franklin Resources, Inc.	65,825	8,412,435
Invesco Ltd.	297,725	7,240,672
Morgan Stanley	244,225	4,244,631
State Street Corp.	181,650	8,096,140
The Goldman Sachs Group, Inc.	51,850	6,345,921
		40,205,984
Chemicals—2.46%
Monsanto Co.	160,800	13,840,056
PPG Industries, Inc.	54,975	6,436,473
The Dow Chemical Co.	304,300	8,915,990
		29,192,519
Commercial banks—3.82%
BB&T Corp.	322,350	9,332,032
CIT Group, Inc.*	222,000	8,262,840
PNC Financial Services Group, Inc.	93,550	5,443,675
Wells Fargo & Co.	662,850	22,331,416
		45,369,963

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—2.46%
Cisco Systems, Inc.	1,705,100	29,225,414

Computers & peripherals—2.18%
Dell, Inc.	492,525	4,546,006
EMC Corp.*	345,100	8,427,342
Hewlett-Packard Co.	934,375	12,941,093
		25,914,441
Consumer finance—1.20%
Capital One Financial Corp.	237,350	14,281,350

Diversified consumer services—0.37%
Apollo Group, Inc., Class A*	219,525	4,408,062

Diversified financial services—6.48%
Bank of America Corp.	1,693,675	15,785,051
Citigroup, Inc.	778,031	29,090,579
JPMorgan Chase & Co.	768,443	32,028,704
		76,904,334
Electric utilities—1.57%
American Electric Power Co., Inc.	219,500	9,754,580
Entergy Corp.	122,900	8,920,082
		18,674,662
Electronic equipment, instruments & components—1.14%
TE Connectivity Ltd.	420,275	13,524,450

Energy equipment & services—1.37%
Baker Hughes, Inc.	175,800	7,378,326
Halliburton Co.	276,800	8,937,872
		16,316,198
Food & staples retailing—1.64%
CVS Caremark Corp.	198,700	9,219,680
Wal-Mart Stores, Inc.	137,100	10,285,242
		19,504,922
Food products—1.23%
Archer Daniels Midland Co.	189,200	5,078,128
General Mills, Inc.	238,000	9,539,040
		14,617,168
Health care equipment & supplies—4.67%
Baxter International, Inc.	395,650	24,779,559

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Becton, Dickinson and Co.	92,750	7,019,320
Covidien PLC	392,800	21,584,360
St. Jude Medical, Inc.	55,200	2,111,952
		55,495,191
Health care providers & services—1.54%
Cardinal Health, Inc.	231,300	9,513,369
McKesson Corp.	93,350	8,710,489
		18,223,858
Industrial conglomerates—1.38%
General Electric Co.	780,050	16,427,853

Insurance—7.26%
ACE Ltd.	126,800	9,972,820
Aflac, Inc.	186,300	9,274,014
American International Group, Inc.*	531,025	18,548,703
Axis Capital Holdings Ltd.	296,625	10,743,758
Hartford Financial Services Group, Inc.	210,200	4,563,442
MetLife, Inc.	505,500	17,940,195
The Allstate Corp.	266,500	10,654,670
The Travelers Cos., Inc.	63,200	4,483,408
		86,181,010
Internet software & services—0.56%
Google, Inc., Class A*	9,850	6,695,735

IT services—0.46%
Computer Sciences Corp.	177,800	5,414,010

Machinery—1.44%
Cummins, Inc.	86,200	8,066,596
Flowserve Corp.	35,100	4,755,699
Xylem, Inc.	178,100	4,320,706
		17,143,001
Media—6.98%
Comcast Corp., Class A	312,300	11,714,373
Omnicom Group, Inc.	146,233	7,006,023
The Walt Disney Co.	179,800	8,822,786
Time Warner, Inc.	874,800	38,010,060
Viacom, Inc., Class B	337,850	17,321,570
		82,874,812

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Metals & mining—1.16%
Barrick Gold Corp.	340,950	13,808,475

Oil, gas & consumable fuels—11.00%
Anadarko Petroleum Corp.	142,600	9,812,306
BP PLC, ADR	295,640	12,680,000
Chevron Corp.	85,100	9,378,871
Encana Corp.[1]	336,750	7,593,712
EQT Corp.	162,400	9,846,312
Exxon Mobil Corp.	267,200	24,360,624
Marathon Oil Corp.	331,200	9,955,872
Occidental Petroleum Corp.	313,247	24,733,983
Royal Dutch Shell PLC, A Shares, ADR	200,963	13,761,946
Southwestern Energy Co.*	243,150	8,437,305
		130,560,931
Pharmaceuticals—10.09%
Abbott Laboratories	217,025	14,219,478
Johnson & Johnson	436,150	30,888,143
Merck & Co., Inc.	222,700	10,161,801
Novartis AG, ADR	359,200	21,717,232
Pfizer, Inc.	1,359,102	33,800,867
Teva Pharmaceutical Industries Ltd., ADR	223,900	9,050,038
		119,837,559
Road & rail—0.82%
Union Pacific Corp.	79,200	9,743,976

Semiconductors & semiconductor equipment—2.51%
Applied Materials, Inc.	152,850	1,620,210
Intel Corp.	374,500	8,098,563
Texas Instruments, Inc.	714,750	20,077,327
		29,796,100
Software—5.40%
Adobe Systems, Inc.*	184,500	6,273,000
Microsoft Corp.	1,316,902	37,577,799
Oracle Corp.	652,050	20,246,152
		64,096,951
Specialty retail—1.36%
Advance Auto Parts, Inc.	67,395	4,781,001
Staples, Inc.[1]	981,400	11,300,821
		16,081,822

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—2.40%
Vodafone Group PLC, ADR	1,047,100	28,502,062
Total common stocks (cost—$1,060,754,323)		1,166,617,758

	Face amount
Repurchase agreement—1.75%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $12,007,330 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $8,820,552 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$21,233,583); proceeds: $20,817,006 (cost—$20,817,000)	$20,817,000	20,817,000

	Number of shares
Investment of cash collateral from securities loaned—1.08%
Money market fund—1.08%
UBS Private Money Market Fund LLC[2] (cost—$12,766,673)	12,766,673	12,766,673
Total investments (cost—$1,094,337,996)[3]—101.07%		1,200,201,431
Liabilities in excess of other assets—(1.07)%		(12,660,531)
Net assets—100.00%		1,187,540,900

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$155,307,775
Gross unrealized depreciation	(49,444,340)
Net unrealized appreciation	$105,863,435

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,166,617,758	—	—	1,166,617,758
Repurchase agreement	—	20,817,000	—	20,817,000
Investment of cash collateral from securities loaned	—	12,766,673	—	12,766,673
Total	1,166,617,758	33,583,673	—	1,200,201,431

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	85.0%
United Kingdom	4.6
Switzerland	3.8
Ireland	1.8
Canada	1.8
Bermuda	1.5
Israel	0.8
Jersey	0.7
Total	100.0%

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at October 31, 2012.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

2                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.  Please see the Notes to financial statements in the most recent shareholder report.

Security description	Value at 07/31/12 ($)	Purchases during the three months ended 10/31/12 ($)	Sales during the three months ended 10/31/12 ($)	Value at 10/31/12 ($)	Net income earned from affiliate for the three months ended 10/31/12 ($)
UBS Private Money Market Fund LLC	—	36,312,937	23,546,264	12,766,673	1,197

3                                         Includes $12,306,401 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—97.10%
Aerospace & defense—4.00%
Honeywell International, Inc.	312,355	19,128,620
TransDigm Group, Inc.	54,160	7,214,654
United Technologies Corp.	236,018	18,447,167
		44,790,441
Beverages—2.83%
PepsiCo, Inc.	247,831	17,159,819
The Coca-Cola Co.	388,396	14,440,563
		31,600,382
Biotechnology—2.67%
Biogen Idec, Inc.*	153,520	21,219,534
Regeneron Pharmaceuticals, Inc.*	60,710	8,639,033
		29,858,567
Chemicals—2.28%
Monsanto Co.	154,180	13,270,272
Syngenta AG, ADR	157,425	12,272,853
		25,543,125
Communications equipment—4.09%
Polycom, Inc.*	395,850	3,966,417
QUALCOMM, Inc.	713,912	41,817,395
		45,783,812
Computers & peripherals—9.29%
Apple, Inc.	156,460	93,109,346
EMC Corp.*	442,660	10,809,757
		103,919,103
Consumer finance—1.12%
Capital One Financial Corp.	207,860	12,506,936

Diversified financial services—1.97%
CME Group, Inc.	149,075	8,337,765
IntercontinentalExchange, Inc.*	104,625	13,705,875
		22,043,640
Energy equipment & services—1.18%
Cameron International Corp.*	260,750	13,204,380

Food & staples retailing—2.28%
Walgreen Co.	358,425	12,627,313
Whole Foods Market, Inc.	135,840	12,868,123
		25,495,436
Health care providers & services—1.65%
Express Scripts Holding Co.*	299,640	18,439,846

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—2.40%
Las Vegas Sands Corp.	167,280	7,768,483
Starbucks Corp.	414,769	19,037,897
		26,806,380
Household products—3.62%
Colgate-Palmolive Co.	190,685	20,014,298
The Procter & Gamble Co.	296,138	20,504,595
		40,518,893
Insurance—3.82%
Berkshire Hathaway, Inc., Class B*	335,328	28,955,573
The Progressive Corp.	618,600	13,794,780
		42,750,353
Internet & catalog retail—4.33%
Amazon.com, Inc.*	36,730	8,551,479
Liberty Interactive Corp., Class A*	739,650	14,793,000
Priceline.com, Inc.*	43,660	25,050,798
		48,395,277
Internet software & services—5.24%
Google, Inc., Class A*	65,360	44,429,767
LinkedIn Corp., Class A*	45,360	4,850,345
VeriSign, Inc.*	251,800	9,334,226
		58,614,338
IT services—7.72%
Alliance Data Systems Corp.*	49,950	7,145,347
MasterCard, Inc., Class A	70,520	32,504,784
Teradata Corp.*	322,405	22,023,486
VeriFone Systems, Inc.*	160,275	4,750,551
Visa, Inc., Class A	143,525	19,915,529
		86,339,697
Machinery—0.51%
Caterpillar, Inc.	67,200	5,699,232

Media—1.08%
The Walt Disney Co.	245,772	12,060,032

Oil, gas & consumable fuels—6.94%
EOG Resources, Inc.	181,575	21,151,672
Exxon Mobil Corp.	231,335	21,090,812
Kinder Morgan, Inc.	509,165	17,673,117
Occidental Petroleum Corp.	223,759	17,668,010
		77,583,611

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—5.24%
Allergan, Inc.	309,275	27,810,008
Novo Nordisk A/S, ADR	139,570	22,371,675
Perrigo Co.	73,050	8,401,481
		58,583,164
Real estate investment trusts—1.84%
American Tower Corp.	273,059	20,558,612

Road & rail—2.52%
Canadian Pacific Railway Ltd.	126,558	11,650,929
Kansas City Southern	204,900	16,486,254
		28,137,183
Semiconductors & semiconductor equipment—0.95%
ARM Holdings PLC, ADR[1]	328,620	10,630,857

Software—10.12%
Adobe Systems, Inc.*	410,575	13,959,550
BMC Software, Inc.*	344,550	14,023,185
Citrix Systems, Inc.*	114,170	7,056,848
Intuit, Inc.	257,875	15,322,932
Microsoft Corp.	748,063	21,345,978
Oracle Corp.	941,336	29,228,483
Salesforce.com, Inc.*	62,020	9,053,680
VMware, Inc., Class A*	38,220	3,239,909
		113,230,565
Specialty retail—2.75%
Sally Beauty Holdings, Inc.*	9,100	219,128
Staples, Inc.	579,225	6,669,776
The Home Depot, Inc.	388,296	23,833,608
		30,722,512
Textiles, apparel & luxury goods—2.81%
Michael Kors Holdings Ltd.*	175,140	9,578,407
Nike, Inc., Class B	238,703	21,812,680
		31,391,087
Wireless telecommunication services—1.85%
Crown Castle International Corp.*	309,500	20,659,125
Total common stocks (cost—$928,505,977)		1,085,866,586

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of warrants	Value($)
Warrants—0.06%
Oil, gas & consumable fuel—0.06%
Kinder Morgan, Inc., strike price $40.00, expires 02/15/17* (cost—$335,676)	176,208	678,401

	Face amount
Repurchase agreement—3.15%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $20,293,119 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $14,907,272 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$35,886,051); proceeds: $35,182,010 (cost—$35,182,000)	$35,182,000	35,182,000

	Number of shares
Investment of cash collateral from securities loaned—0.96%
Money market fund—0.96%
UBS Private Money Market Fund LLC[2] (cost—$10,680,150)	10,680,150	10,680,150
Total investments (cost—$974,703,803)[3]—101.27%		1,132,407,137
Liabilities in excess of other assets—(1.27)%		(14,161,966)
Net assets—100.00%		1,118,245,171

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$171,562,961
Gross unrealized depreciation	(13,859,627)
Net unrealized appreciation	$157,703,334

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,085,866,586	—	—	1,085,866,586
Warrants	678,401	—	—	678,401
Repurchase agreement	—	35,182,000	—	35,182,000
Investment of cash collateral from securities loaned	—	10,680,150	—	10,680,150
Total	1,086,544,987	45,862,150	—	1,132,407,137

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	94.2%
Denmark	2.0
Switzerland	1.1
Canada	1.0
United Kingdom	0.9
British Virgin Islands	0.8
Total	100.0%

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at October 31, 2012.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

2                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.  Please see the Notes to the financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/12 ($)	Purchases during the three months ended 10/31/12 ($)	Sales during the three months ended 10/31/12 ($)	Value at 10/31/12 ($)	Net income earned from affiliate for the three months ended 10/31/12 ($)
UBS Private Money Market Fund LLC	18,572,924	35,433,939	43,326,713	10,680,150	1,768

3                                         Includes $10,630,857 of investments in securities on loan, at market value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—96.51%
Aerospace & defense—0.87%
Triumph Group, Inc.	53,650	3,509,783

Air freight & logistics—0.25%
Forward Air Corp.	30,500	1,017,785

Auto components—1.05%
Dana Holding Corp.	319,600	4,205,936

Automobiles—0.43%
Thor Industries, Inc.	45,850	1,743,676

Beverages—0.26%
Coca-Cola Enterprises, Inc.	33,600	1,056,384

Capital markets—4.04%
Ares Capital Corp.	177,200	3,093,912
Cohen & Steers, Inc.	47,300	1,323,927
E*TRADE Financial Corp.*	250,000	2,090,000
Eaton Vance Corp.[1]	180,600	5,082,084
Raymond James Financial, Inc.	65,500	2,498,170
Stifel Financial Corp.*	69,000	2,187,300
		16,275,393
Chemicals—0.82%
Ashland, Inc.	23,375	1,663,131
Cytec Industries, Inc.	16,925	1,164,779
Minerals Technologies, Inc.	6,800	487,288
		3,315,198
Commercial banks—7.17%
Associated Banc-Corp	234,500	3,022,705
Cathay General Bancorp	179,000	3,166,510
Comerica, Inc.	133,500	3,979,635
CVB Financial Corp.	20,200	218,564
Glacier Bancorp, Inc.	141,000	2,044,500
Hancock Holding Co.	106,000	3,348,540
KeyCorp	324,000	2,728,080
Prosperity Bancshares, Inc.	55,000	2,302,300
Regions Financial Corp.	578,100	3,769,212
Zions Bancorporation	200,000	4,294,000
		28,874,046
Commercial services & supplies—2.84%
ACCO Brands Corp.*	173,000	1,252,520
KAR Auction Services, Inc.*	274,000	5,480,000
Schawk, Inc.	121,000	1,493,140
United Stationers, Inc.	111,000	3,221,220
		11,446,880

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—1.47%
ADTRAN, Inc.	84,200	1,422,138
Plantronics, Inc.	70,500	2,287,020
Riverbed Technology, Inc.*	120,350	2,222,865
		5,932,023
Computers & peripherals—1.32%
Avid Technology, Inc.*	317,500	1,863,725
Electronics for Imaging, Inc.*	198,700	3,449,432
		5,313,157
Construction & engineering—1.75%
EMCOR Group, Inc.	78,500	2,524,560
KBR, Inc.	48,050	1,338,673
Pike Electric Corp.*	268,200	2,443,302
URS Corp.	22,400	749,952
		7,056,487
Construction materials—0.63%
Texas Industries, Inc.*,1	58,500	2,523,105

Consumer finance—1.17%
First Cash Financial Services, Inc.*	90,000	4,019,400
SLM Corp.	39,575	695,729
		4,715,129
Containers & packaging—1.43%
AptarGroup, Inc.	34,000	1,743,520
Boise, Inc.	229,700	1,927,183
Silgan Holdings, Inc.	47,800	2,070,218
		5,740,921
Diversified consumer services—0.90%
Hillenbrand, Inc.	159,100	3,256,777
School Specialty, Inc.*,1	195,000	360,750
		3,617,527
Diversified telecommunication services—0.31%
General Communication, Inc., Class A*	141,500	1,236,710

Electric utilities—1.99%
Cleco Corp.	92,625	3,996,769
PNM Resources, Inc.	63,550	1,408,268
Westar Energy, Inc.	87,000	2,583,900
		7,988,937
Electronic equipment, instruments & components—1.59%
FEI Co.	50,125	2,759,381

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Jabil Circuit, Inc.	209,000	3,624,060
		6,383,441
Energy equipment & services—2.84%
CARBO Ceramics, Inc.	17,400	1,286,730
Dresser-Rand Group, Inc.*	50,600	2,607,418
Dril-Quip, Inc.*	20,000	1,385,200
Noble Corp.	48,375	1,825,672
Oceaneering International, Inc.	29,000	1,517,570
Oil States International, Inc.*	23,525	1,719,678
TETRA Technologies, Inc.*	202,000	1,080,700
		11,422,968
Food products—2.99%
Brooklyn Cheesecake & Desserts Co., Inc.*,2	4,955	248
Flowers Foods, Inc.	143,000	2,815,670
Hain Celestial Group, Inc.*	9,950	575,110
J&J Snack Foods Corp.	26,000	1,489,020
Ralcorp Holdings, Inc.*	32,000	2,310,080
The J.M. Smucker Co.	28,925	2,477,137
TreeHouse Foods, Inc.*	44,100	2,361,555
		12,028,820
Gas utilities—0.85%
Questar Corp.	168,400	3,408,416

Health care equipment & supplies—2.42%
DENTSPLY International, Inc.	70,300	2,589,852
Sirona Dental Systems, Inc.*	57,025	3,265,251
STERIS Corp.	109,000	3,881,490
		9,736,593
Health care providers & services—0.85%
AMN Healthcare Services, Inc.*	269,500	2,673,440
WellCare Health Plans, Inc.*	15,950	759,220
		3,432,660
Health care technology—0.34%
Computer Programs & Systems, Inc.	28,400	1,386,204

Hotels, restaurants & leisure—0.76%
Marriott Vacations Worldwide Corp.*	59,700	2,348,598
Wyndham Worldwide Corp.	14,450	728,280
		3,076,878
Household durables—0.81%
Ethan Allen Interiors, Inc.	41,500	1,220,515
MDC Holdings, Inc.	23,750	908,200

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Newell Rubbermaid, Inc.	54,475	1,124,364
		3,253,079
Household products—0.61%
WD-40 Co.	51,000	2,440,860

Insurance—4.78%
Arch Capital Group Ltd.*	20,700	913,905
Fidelity National Financial, Inc., Class A	29,500	631,595
HCC Insurance Holdings, Inc.	54,475	1,941,489
Horace Mann Educators Corp.	83,000	1,594,430
Lincoln National Corp.	168,300	4,172,157
RLI Corp.	44,900	3,061,282
StanCorp Financial Group, Inc.	90,500	3,108,675
Validus Holdings Ltd.	106,575	3,815,385
		19,238,918
Internet software & services—0.94%
ValueClick, Inc.*	92,425	1,540,725
WebMD Health Corp.*,1	151,000	2,251,410
		3,792,135
IT services—2.03%
DST Systems, Inc.	41,000	2,338,640
Fidelity National Information Services, Inc.	56,250	1,848,937
Jack Henry & Associates, Inc.	104,900	3,986,200
		8,173,777
Life sciences tools & services—3.64%
Bio-Rad Laboratories, Inc., Class A*	22,200	2,249,970
Charles River Laboratories International, Inc.*	113,075	4,219,959
Covance, Inc.*	40,000	1,948,400
PerkinElmer, Inc.	108,050	3,341,986
Waters Corp.*	35,500	2,904,255
		14,664,570
Machinery—6.47%
AGCO Corp.*	52,300	2,380,173
Barnes Group, Inc.	53,600	1,226,368
Graco, Inc.	48,800	2,345,328
IDEX Corp.	80,000	3,402,400
Lincoln Electric Holdings, Inc.	70,900	3,074,933
RBC Bearings, Inc.*	47,100	2,338,986
Snap-on, Inc.	19,475	1,506,002
Trinity Industries, Inc.	159,100	4,976,648
Wabtec Corp.	34,200	2,800,980
Watts Water Technologies, Inc., Class A	49,900	2,007,477
		26,059,295

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Marine—0.59%
Kirby Corp.*	41,500	2,385,420

Media—0.94%
John Wiley & Sons, Inc., Class A	86,800	3,765,384

Metals & mining—0.36%
Kaiser Aluminum Corp.	23,700	1,435,746

Multiline retail—0.36%
Dillard’s, Inc., Class A	18,625	1,434,125

Multi-utilities—1.57%
CMS Energy Corp.	138,350	3,364,672
NiSource, Inc.	115,725	2,947,516
		6,312,188
Oil, gas & consumable fuels—3.77%
Energen Corp.	85,600	3,993,240
EQT Corp.	39,700	2,407,011
HollyFrontier Corp.	58,575	2,262,752
Oasis Petroleum, Inc.*	83,000	2,437,710
Peabody Energy Corp.	29,100	811,890
Plains Exploration & Production Co.*	91,971	3,279,686
		15,192,289
Paper & forest products—0.57%
MeadWestvaco Corp.	55,575	1,650,022
Resolute Forest Products*,1	52,050	635,010
		2,285,032
Personal products—0.89%
Herbalife Ltd.	38,000	1,951,300
Nu Skin Enterprises, Inc., Class A1	34,525	1,634,068
		3,585,368
Pharmaceuticals—0.37%
Jazz Pharmaceuticals PLC*	27,775	1,492,351

Professional services—1.10%
Korn/Ferry International*	131,000	1,754,090
Resources Connection, Inc.	216,000	2,665,440
		4,419,530
Real estate investment trusts—4.93%
American Capital Mortgage Investment Corp.	81,475	2,031,172
BioMed Realty Trust, Inc.	180,600	3,453,072
Brandywine Realty Trust	295,650	3,429,540
CBL & Associates Properties, Inc.	145,550	3,255,953
DuPont Fabros Technology, Inc.	45,475	975,893

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
Entertainment Properties Trust	65,200	2,898,140
Home Properties, Inc.	12,500	759,875
Kilroy Realty Corp.	42,475	1,886,315
Realty Income Corp.	29,200	1,146,684
		19,836,644
Real estate management & development—0.82%
Jones Lang LaSalle, Inc.	42,500	3,303,950

Road & rail—2.52%
Hertz Global Holdings, Inc.*	115,750	1,536,002
Landstar System, Inc.	112,300	5,687,995
Ryder System, Inc.	64,975	2,931,672
		10,155,669
Semiconductors & semiconductor equipment—3.21%
ATMI, Inc.*	75,000	1,481,250
International Rectifier Corp.*	104,500	1,618,705
Linear Technology Corp.	74,800	2,338,248
Microchip Technology, Inc.	71,400	2,238,390
NXP Semiconductor NV*	86,350	2,094,851
Rudolph Technologies, Inc.*	65,675	624,569
Skyworks Solutions, Inc.*	106,975	2,503,215
		12,899,228
Software—1.95%
Cadence Design Systems, Inc.*	245,750	3,111,195
FactSet Research Systems, Inc.	22,200	2,010,210
Informatica Corp.*	57,500	1,560,550
Manhattan Associates, Inc.*	19,500	1,170,000
		7,851,955
Specialty retail—7.41%
Abercrombie & Fitch Co., Class A	75,500	2,308,790
Advance Auto Parts	33,000	2,341,020
Aeropostale, Inc.*	157,000	1,876,150
Ascena Retail Group, Inc.*	76,500	1,514,700
DSW, Inc., Class A	28,000	1,752,520
Foot Locker, Inc.	121,025	4,054,337
GNC Holdings, Inc., Class A	93,000	3,596,310
Group 1 Automotive, Inc.	28,000	1,736,280
Jos. A. Bank Clothiers, Inc.*	45,000	2,105,550
OfficeMax, Inc.	446,500	3,281,775
Pier 1 Imports, Inc.	132,225	2,697,390
Ross Stores, Inc.	41,900	2,553,805
		29,818,627

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—2.24%
Carter’s, Inc.*	27,000	1,459,620
PVH Corp.	26,900	2,958,731
The Jones Group Inc.	390,000	4,605,900
		9,024,251
Thrifts & mortgage finance—0.29%
EverBank Financial Corp.	77,225	1,176,909

Trading companies & distributors—1.83%
Applied Industrial Technologies, Inc.	20,541	833,759
MSC Industrial Direct Co, Inc.	35,500	2,648,300
United Rentals, Inc.*	95,125	3,867,783
		7,349,842
Water utilities—0.17%
American Water Works Co., Inc.	18,450	677,853
Total common stocks (cost—$361,427,925)		388,470,052

	Face amount
Repurchase agreement—3.59%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $8,335,395 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $6,123,159 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$14,740,189); proceeds: $14,451,004 (cost—$14,451,000)	14,451,000	14,451,000

	Number of shares
Investment of cash collateral from securities loaned—2.24%
Money market fund—2.24%
UBS Private Money Market Fund LLC[3] (cost—$9,000,499)	9,000,499	9,000,499
Total investments (cost—$384,879,424)—102.34%		411,921,551
Liabilities in excess of other assets—(2.34)%		(9,422,795)
Net assets—100.00%		402,498,756

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$45,239,333
Gross unrealized depreciation	(18,197,206)
Net unrealized appreciation	$27,042,127

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	388,469,804	248	—	388,470,052
Repurchase agreement	—	14,451,000	—	14,451,000
Investment of cash collateral from securities loaned	—	9,000,499	—	9,000,499
Total	388,469,804	23,451,747	—	411,921,551

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	97.1%
Bermuda	1.1
Netherlands	0.5
Cayman Islands	0.5
Switzerland	0.4
Ireland	0.4
Total	100.0%

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2012.
2	Illiquid security representing 0.00% of net assets as of October 31, 2012.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	12,446,836	21,271,016	24,717,353	9,000,499	600

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—96.19%
Aerospace & defense—2.93%
BE Aerospace, Inc.*	67,044	3,023,014
Hexcel Corp.*	96,980	2,478,809
TransDigm Group, Inc.	19,270	2,566,956
Triumph Group, Inc.	69,790	4,565,662
		12,634,441
Air freight & logistics—0.82%
Forward Air Corp.	36,530	1,219,006
Hub Group, Inc., Class A*	74,850	2,321,099
		3,540,105
Airlines—0.29%
Alaska Air Group, Inc.*	32,702	1,250,524

Auto components—0.83%
Dana Holding Corp.	79,013	1,039,811
Gentex Corp.	88,552	1,524,865
Tenneco, Inc.*	32,949	1,006,592
		3,571,268
Biotechnology—2.66%
Amarin Corp. PLC*,1	127,770	1,505,131
Ariad Pharmaceuticals, Inc.*	86,250	1,858,687
Cepheid, Inc.*	96,137	2,913,912
Medivation, Inc.*	35,090	1,793,801
Onyx Pharmaceuticals, Inc.*	43,585	3,415,321
		11,486,852
Capital markets—2.41%
Affiliated Managers Group, Inc.*	48,069	6,080,728
Financial Engines, Inc.*	63,370	1,521,514
HFF, Inc., Class A*	77,449	1,078,865
Lazard Ltd., Class A	58,515	1,723,852
		10,404,959
Chemicals—3.63%
Airgas, Inc.	25,043	2,228,076
Ashland, Inc.	31,735	2,257,945
Cytec Industries, Inc.	22,513	1,549,345
FMC Corp.	68,521	3,667,244
Intrepid Potash, Inc.*	112,680	2,448,536
Koppers Holdings, Inc.	39,093	1,395,620
Kraton Performance Polymers, Inc.*	96,925	2,114,904
		15,661,670
Commercial banks—1.13%
Hancock Holding Co.	63,145	1,994,751

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Signature Bank*	40,193	2,863,349
		4,858,100
Commercial services & supplies—5.10%
Clean Harbors, Inc.*	45,420	2,650,257
Innerworkings, Inc.*,1	145,630	2,099,985
Mobile Mini, Inc.*	99,115	1,726,583
Portfolio Recovery Associates, Inc.*	51,839	5,424,951
Ritchie Brothers Auctioneers, Inc.[1]	111,658	2,511,189
Rollins, Inc.	186,420	4,226,141
Waste Connections, Inc.	103,300	3,391,339
		22,030,445
Communications equipment—0.90%
Digi International, Inc.*	147,745	1,391,758
Ixia*	106,780	1,495,988
NETGEAR, Inc.*	27,536	977,803
		3,865,549
Computers & peripherals—1.34%
3D Systems Corp.*,1	36,652	1,594,362
NCR Corp.*	81,664	1,737,810
Stratasys, Inc.*,1	36,575	2,438,455
		5,770,627
Construction & engineering—0.56%
Foster Wheeler AG*	108,525	2,416,852

Construction materials—0.34%
Eagle Materials, Inc.	27,821	1,473,678

Consumer finance—0.83%
DFC Global Corp.*	44,901	756,582
First Cash Financial Services, Inc.*	63,405	2,831,667
		3,588,249
Containers & packaging—0.34%
Rock-Tenn Co., Class A	19,745	1,445,137

Distributors—1.69%
LKQ Corp.*	275,442	5,753,983
Pool Corp.	36,414	1,533,758
		7,287,741
Diversified consumer services—1.18%
Coinstar, Inc.*,1	44,270	2,078,034
Grand Canyon Education, Inc.*	137,520	2,992,435
		5,070,469

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—0.34%
MarketAxess Holdings, Inc.	47,009	1,468,561

Electrical equipment—1.07%
AMETEK, Inc.	42,384	1,506,751
Polypore International, Inc.*,1	50,920	1,796,458
Roper Industries, Inc.	12,144	1,325,760
		4,628,969
Electronic equipment, instruments & components—2.96%
Coherent, Inc.*	58,735	2,681,253
FARO Technologies, Inc.*	35,235	1,416,447
IPG Photonics Corp.*,1	31,225	1,657,423
Maxwell Technologies, Inc.*,1	81,040	527,570
National Instruments Corp.	126,150	2,972,094
OSI Systems, Inc.*	17,750	1,406,687
Trimble Navigation Ltd.*	44,832	2,115,174
		12,776,648
Energy equipment & services—1.84%
Core Laboratories N.V.	7,220	748,425
ION Geophysical Corp.*	256,555	1,657,346
Oceaneering International, Inc.	34,928	1,827,782
Oil States International, Inc.*	17,540	1,282,174
Rowan Cos., PLC, Class A*	76,710	2,432,474
		7,948,201
Food & staples retailing—1.59%
The Fresh Market, Inc.*	59,863	3,394,831
United Natural Foods, Inc.*	65,213	3,471,940
		6,866,771
Food products—0.46%
Snyders-Lance, Inc.	78,714	1,994,613

Health care equipment & supplies—4.90%
Abaxis, Inc.*	56,678	2,084,617
Align Technology, Inc.*	74,807	1,988,370
Cyberonics, Inc.*	37,983	1,756,714
DexCom, Inc.*	164,060	2,149,186
Endologix, Inc.*	172,184	2,317,597
Insulet Corp.*	33,617	713,016
Neogen Corp.*	59,860	2,561,409
Sirona Dental Systems, Inc.*	36,314	2,079,340
The Cooper Cos., Inc.	26,755	2,567,945
Thoratec Corp.*	82,540	2,946,678
		21,164,872

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—6.75%
Air Methods Corp.*	18,932	2,075,515
Bio-Reference Laboratories, Inc.*,1	88,954	2,469,363
Catamaran Corp.*	77,894	3,673,481
Chemed Corp.	52,890	3,556,853
Health Management Associates, Inc., Class A*	314,715	2,297,420
HMS Holdings Corp.*	54,090	1,248,938
IPC The Hospitalist Co.*	76,609	2,642,244
Magellan Health Services, Inc.*	56,035	2,810,155
MEDNAX, Inc.*	39,150	2,700,567
MWI Veterinary Supply, Inc.*	21,455	2,253,204
Team Health Holdings, Inc.*	48,400	1,287,924
WellCare Health Plans, Inc.*	44,600	2,122,960
		29,138,624
Health care technology—0.92%
athenahealth, Inc.*,1	42,935	2,760,291
Greenway Medical Technologies, Inc.*,1	74,145	1,230,066
		3,990,357
Hotels, restaurants & leisure—3.54%
Bally Technologies, Inc.*	43,800	2,186,496
Buffalo Wild Wings, Inc.*	36,173	2,747,339
Penn National Gaming, Inc.*	40,150	1,623,265
Red Robin Gourmet Burgers, Inc.*	63,695	2,127,413
Scientific Games Corp., Class A*	229,595	1,889,567
The Cheesecake Factory, Inc.	74,635	2,467,433
Wyndham Worldwide Corp.	44,685	2,252,124
		15,293,637
Household durables—0.17%
Jarden Corp.	14,783	736,193

Internet software & services—3.46%
Bankrate, Inc.*	112,815	1,210,505
Bazaarvoice, Inc.*	114,000	1,454,640
Constant Contact, Inc.*,1	35,025	432,209
DealerTrack Holdings, Inc.*	90,778	2,480,963
ExactTarget, Inc.*	71,670	1,671,344
OpenTable, Inc.*,1	30,040	1,410,979
Rackspace Hosting, Inc.*	31,570	2,010,693
SciQuest, Inc.*	93,095	1,413,182
SPS Commerce, Inc.*	60,921	2,208,386
Zillow, Inc.*,1	17,666	660,002
		14,952,903
IT services—3.07%
Cass Information Systems, Inc.	38,100	1,599,057
Echo Global Logistics, Inc.*	81,961	1,377,764

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Forrester Research, Inc.	24,480	708,451
Gartner, Inc.*	39,794	1,846,840
Heartland Payment Systems, Inc.	71,455	1,863,546
MAXIMUS, Inc.	60,570	3,342,253
VeriFone Systems, Inc.*	33,123	981,766
WEX, Inc.*	20,794	1,534,181
		13,253,858
Leisure equipment & products—0.80%
Brunswick Corp.	65,589	1,547,245
Polaris Industries, Inc.	22,429	1,895,250
		3,442,495
Life sciences tools & services—0.70%
Luminex Corp.*	46,435	746,675
Techne Corp.	34,065	2,294,618
		3,041,293
Machinery—1.49%
Lincoln Electric Holdings, Inc.	34,745	1,506,891
The Manitowoc Co., Inc.	124,630	1,775,977
The Toro Co.	39,049	1,648,649
Woodward, Inc.	44,770	1,499,795
		6,431,312
Media—0.56%
Cinemark Holdings, Inc.	97,890	2,416,904

Metals & mining—0.81%
Haynes International, Inc.	26,010	1,318,187
US Silica Holdings, Inc.*,1	169,520	2,169,856
		3,488,043
Multiline retail—0.46%
Big Lots, Inc.*	68,240	1,987,831

Oil, gas & consumable fuels—2.79%
Berry Petroleum Co., Class A	57,985	2,233,002
Energy XXI (Bermuda) Ltd.	28,699	949,937
Magnum Hunter Resources Corp.*,1	372,230	1,421,919
Oasis Petroleum, Inc.*	66,912	1,965,206
Plains Exploration & Production Co.*	60,940	2,173,120
Rosetta Resources, Inc.*	71,933	3,311,795
		12,054,979
Personal products—0.43%
Nu Skin Enterprises, Inc., Class A1	39,500	1,869,535

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—0.76%
MAP Pharmaceuticals, Inc.*	115,730	1,784,556
Perrigo Co.	12,985	1,493,405
		3,277,961
Professional services—2.25%
Acacia Research*	104,130	2,704,256
CoStar Group, Inc.*	33,505	2,777,564
Equifax, Inc.	20,490	1,025,320
Huron Consulting Group, Inc.*	44,640	1,287,864
Mistras Group, Inc.*	42,536	939,620
Verisk Analytics, Inc., Class A*	19,384	988,584
		9,723,208
Real estate investment trusts—0.38%
Extra Space Storage, Inc.	47,881	1,651,416

Real estate management & development—0.39%
Jones Lang LaSalle, Inc.	21,655	1,683,460

Road & rail—2.04%
Genesee & Wyoming, Inc., Class A*	27,170	1,969,010
Hertz Global Holdings, Inc.*	156,085	2,071,248
Knight Transportation, Inc.	131,965	1,995,311
Old Dominion Freight Line, Inc.*	81,894	2,746,724
		8,782,293
Semiconductors & semiconductor equipment—3.25%
Cabot Microelectronics Corp.	44,906	1,338,199
CEVA, Inc.*	122,355	1,853,678
EZchip Semiconductor Ltd.*,1	43,910	1,361,210
LSI Corp.*	350,290	2,399,487
Power Integrations, Inc.	52,570	1,555,021
Semtech Corp.*	115,270	2,878,292
Teradyne, Inc.*	118,370	1,730,569
Ultratech, Inc.*	29,342	906,961
		14,023,417
Software—12.10%
ACI Worldwide, Inc.*	40,870	1,598,017
Allot Communications Ltd.*,1	64,982	1,517,979
BroadSoft, Inc.*	49,495	1,891,699
Cadence Design Systems, Inc.*	150,130	1,900,646
CommVault Systems, Inc.*	44,253	2,764,485
Concur Technologies, Inc.*	34,491	2,284,339
Ebix, Inc.[1]	80,832	1,761,329
Fortinet, Inc.*	100,154	1,939,983
Imperva, Inc.*	54,390	1,714,917
Informatica Corp.*	89,304	2,423,710

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Jive Software, Inc.*,1	156,450	1,752,240
Kenexa Corp.*	56,410	2,592,604
Manhattan Associates, Inc.*	20,065	1,203,900
MICROS Systems, Inc.*	38,619	1,752,916
Pegasystems, Inc.[1]	41,387	971,353
QLIK Technologies, Inc.*	115,879	2,133,332
Sourcefire, Inc.*	84,135	3,600,137
SS&C Technologies Holdings, Inc.*	94,890	2,280,207
Synchronoss Technologies, Inc.*	79,430	1,627,521
Tangoe, Inc.*	63,045	814,541
TIBCO Software, Inc.*	176,084	4,439,078
Ultimate Software Group, Inc.*	76,514	7,755,459
Verint Systems, Inc.*	55,710	1,519,212
		52,239,604
Specialty retail—5.39%
Asbury Automotive Group, Inc.*	76,560	2,428,483
Ascena Retail Group, Inc.*	119,020	2,356,596
Dick’s Sporting Goods, Inc.	54,359	2,717,950
DSW, Inc., Class A	16,174	1,012,331
Express, Inc.*	116,315	1,294,586
Foot Locker, Inc.	61,445	2,058,407
Genesco, Inc.*	17,584	1,007,563
GNC Holdings, Inc., Class A	89,283	3,452,574
Penske Automotive Group, Inc.	32,196	985,198
PetSmart, Inc.	20,478	1,359,534
Tractor Supply Co.	18,717	1,801,324
Urban Outfitters, Inc.*	77,960	2,787,850
		23,262,396
Textiles, apparel & luxury goods—1.63%
Fossil, Inc.*	23,400	2,038,140
PVH Corp.	23,805	2,618,312
Steven Madden Ltd.*	28,439	1,220,602
Under Armour, Inc., Class A*,1	22,067	1,153,221
		7,030,275
Trading companies & distributors—1.91%
Beacon Roofing Supply, Inc.*	137,385	4,443,031
Titan Machinery, Inc.*,1	31,846	753,158
United Rentals, Inc.*	36,478	1,483,196
WESCO International, Inc.*	24,363	1,580,671
		8,260,056
Total common stocks (cost—$344,593,931)		415,237,351

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Investment companies—0.35%
iShares Russell 2000 Growth Index Fund[1]	3,000	277,590
iShares Russell Midcap Growth Index Fund	20,000	1,215,000
Total investment companies (cost—$1,505,176)		1,492,590

	Face amount
Repurchase agreement—3.56%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $8,871,823 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $6,517,217 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$15,688,800); proceeds: $15,381,004 (cost—$15,381,000)	15,381,000	15,381,000

	Number of shares
Investment of cash collateral from securities loaned—7.55%
Money market fund—7.55%
UBS Private Money Market Fund LLC[2] (cost—$32,581,721)	32,581,721	32,581,721
Total investments (cost—$394,061,828)[3]—107.65%		464,692,662
Liabilities in excess of other assets—(7.65)%		(33,013,951)
Net assets—100.00%		431,678,711

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$86,064,276
Gross unrealized depreciation	(15,433,442)
Net unrealized appreciation	$70,630,834

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	415,237,351	—	—	415,237,351
Investment companies	1,492,590	—	—	1,492,590
Repurchase agreement	—	15,381,000	—	15,381,000
Investment of cash collateral from securities loaned	—	32,581,721	—	32,581,721
Total	416,729,941	47,962,721	—	464,692,662

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	95.7%
Canada	1.4
United Kingdom	0.9
Israel	0.7
Bermuda	0.6
Switzerland	0.5
Netherlands	0.2
Total	100.0%

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	38,114,969	35,491,265	41,024,513	32,581,721	6,209

3	Includes $31,991,157 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks
Aerospace & defense	0.65%
Air freight & logistics	0.19
Airlines	0.26
Auto components	0.78
Automobiles	2.30
Beverages	1.65
Building products	0.75
Capital markets	1.13
Chemicals	3.48
Commercial banks	9.36
Commercial services & supplies	0.38
Communications equipment	0.37
Computers & peripherals	0.88
Construction & engineering	0.40
Construction materials	0.11
Containers & packaging	0.42
Distributors	0.06
Diversified consumer services	0.08
Diversified financial services	1.42
Diversified telecommunication services	3.47
Electric utilities	1.60
Electrical equipment	2.27
Electronic equipment, instruments & components	1.18
Energy equipment & services	1.16
Food & staples retailing	3.40
Food products	3.61
Gas utilities	0.61
Health care equipment & supplies	0.10
Health care providers & services	0.41
Hotels, restaurants & leisure	2.39
Household durables	1.09
Independent power producers & energy traders	0.08
Industrial conglomerates	1.02
Insurance	5.83
IT services	0.10
Leisure equipment & products	0.17
Machinery	1.72
Media	1.85
Metals & mining	2.97
Multi-utilities	1.87
Office electronics	1.17
Oil, gas & consumable fuels	8.20
Paper & forest products	0.41
Personal products	0.56
Pharmaceuticals	10.73
Professional services	0.50
Real estate investment trusts	0.25
Real estate management & development	2.11
Road & rail	0.44
Semiconductors & semiconductor equipment	2.22
Software	0.86

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks—(concluded)
Specialty retail	1.12%
Textiles, apparel & luxury goods	1.51
Tobacco	1.93
Trading companies & distributors	1.10
Transportation infrastructure	0.38
Wireless telecommunication services	1.63
Total Common stocks	96.69
Preferred stocks
Aerospace & defense	0.00
Automobiles	0.58
Household products	0.65
Media	0.30
Total preferred stocks	1.53
Rights
Commercial Banks	0.00	1
Repurchase agreement	1.43
Investments of cash collateral from securities loaned	1.24
Liabilities in excess of other assets	(0.89)
Net assets	100.00%

1 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2012.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—96.69%
Australia—4.74%
Amcor Ltd.	414,499	3,399,138
AMP Ltd.	872,420	4,156,774
Australia & New Zealand Banking Group Ltd.	206,267	5,449,237
BHP Billiton Ltd.	59,709	2,122,846
Commonwealth Bank of Australia	15,510	929,784
Dexus Property Group	590,026	603,289
Macquarie Group Ltd.	165,231	5,471,424
National Australia Bank Ltd.	33,280	890,949
Newcrest Mining Ltd.	84,956	2,330,823
Origin Energy Ltd.	65,043	767,003
QBE Insurance Group Ltd.[1]	313,621	4,290,804
QR National Ltd.	723,008	2,806,938
Rio Tinto Ltd.	18,259	1,079,227
Stockland	198,877	714,297
Wesfarmers Ltd.	34,726	1,253,365
Westfield Group	61,013	675,146
Westpac Banking Corp.	60,857	1,611,533
Total Australia common stocks		38,552,577

Austria—0.09%
Andritz AG	11,716	705,679

Belgium—1.09%
Ageas STRIP VVPR*,2	7,563	59
Anheuser-Busch InBev N.V.	60,343	5,045,556
Solvay SA	31,892	3,834,401
Total Belgium common stocks		8,880,016

Bermuda—0.38%
Jardine Matheson Holdings Ltd., ADR	42,000	2,587,200
Li & Fung Ltd.[1]	298,000	499,868
Total Bermuda common stocks		3,087,068

Canada—0.40%
First Quantum Minerals Ltd.	145,741	3,275,980

Cayman Islands—0.49%
Belle International Holdings Ltd.	1,204,000	2,243,309
Sands China Ltd.	458,000	1,722,660
Total Cayman Islands common stocks		3,965,969

China—0.28%
China Shenhua Energy Co. Ltd., Class H	531,500	2,263,147

Denmark—0.32%
Carlsberg A/S, Class B	13,133	1,132,952

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Chr. Hansen Holding A/S	19,700	617,491
Novo-Nordisk A/S, Class B	5,206	838,970
Total Denmark common stocks		2,589,413

Finland—0.63%
Nokian Renkaat Oyj	16,389	679,763
Outokumpu Oyj*	447,084	378,405
Stora Enso Oyj, R Shares	270,471	1,706,579
UPM-Kymmene Oyj	152,143	1,628,872
Wartsila Oyj	18,468	747,083
Total Finland common stocks		5,140,702

France—9.61%
Air Liquide SA	23,634	2,787,621
Atos Origin SA	11,567	776,765
AXA SA	16,939	269,284
BNP Paribas	18,188	914,921
Carrefour SA	175,211	4,233,137
Cie de Saint-Gobain	174,029	6,133,183
Electricite de France (EDF)	29,589	626,093
France Telecom SA	442,790	4,936,877
GDF Suez	82,032	1,882,497
GDF Suez, STRIP VVPR*,2	23,226	30
Lafarge SA	12,803	749,744
LVMH Moet Hennessy Louis Vuitton SA	1,922	312,396
Pernod Ricard SA	10,376	1,116,658
Renault SA	15,441	690,678
Safran SA	82,148	3,268,283
Sanofi SA	188,534	16,573,053
Schneider Electric SA	135,662	8,481,557
SCOR SE	31,060	828,920
Societe Generale SA*	82,623	2,626,425
Sodexo	47,925	3,687,943
Suez Environnement Co.	109,664	1,164,561
Technip SA	29,011	3,267,665
Total SA	155,281	7,813,199
Vallourec SA	43,091	1,772,475
Vinci SA	74,160	3,282,101
Total France common stocks		78,196,066

Germany—6.80%
Adidas AG	41,419	3,528,729
Allianz SE	37,445	4,642,793
BASF SE	60,147	4,983,951
Bayer AG	71,419	6,219,758
Brenntag AG	7,130	898,648

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Continental AG	25,692	2,575,141
Daimler AG	107,842	5,035,551
Deutsche Boerse AG	71,639	3,877,618
Deutsche Telekom AG	463,370	5,290,657
E.ON AG	178,519	4,056,219
Fresenius Medical Care AG & Co. KGaA	39,351	2,763,949
Hamburger Hafen und Logistik AG (HHLA)[1]	9,660	234,577
HeidelbergCement AG	3,408	180,622
Kabel Deutschland Holding AG	10,546	759,870
RWE AG	146,831	6,709,552
SAP AG	15,625	1,138,181
Siemens AG	17,285	1,737,202
TUI AG*	75,661	709,129
Total Germany common stocks		55,342,147

Guernsey—0.09%
Resolution Ltd.	217,096	764,789

Hong Kong—2.57%
AIA Group Ltd.	1,046,000	4,143,483
China Merchants Holdings International Co. Ltd.	852,000	2,825,324
China Overseas Land & Investment Ltd.	1,106,000	2,896,988
CNOOC Ltd.	855,000	1,776,182
Hang Seng Bank Ltd.[1]	30,300	465,249
Hutchison Whampoa Ltd.	401,000	3,945,297
Power Assets Holdings Ltd.	97,000	824,808
Sino Land Co. Ltd.	400,000	716,382
SJM Holdings Ltd.	1,378,700	3,002,878
Sun Hung Kai Properties Ltd.	25,000	348,062
Total Hong Kong common stocks		20,944,653

Indonesia—0.23%
PT Perusahaan Gas Negara	3,920,500	1,898,004

Ireland—0.25%
Willis Group Holdings PLC	61,100	2,057,237

Israel—1.24%
Check Point Software Technologies Ltd.*	71,200	3,170,536
Teva Pharmaceutical Industries Ltd., ADR	171,633	6,937,406
Total Israel common stocks		10,107,942

Italy—1.63%
ENI SpA	303,768	6,972,935
Intesa Sanpaolo SpA EURO 52	1,702,857	2,734,668
Prysmian SpA	161,164	3,099,966

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Telecom Italia SpA	171,930	158,333
UniCredit SpA*	57,798	255,160
Total Italy common stocks		13,221,062

Japan—18.97%
Amada Co. Ltd.	56,000	284,104
Asahi Group Holdings Ltd.	30,700	699,528
Astellas Pharma, Inc.	181,400	9,009,783
Benesse Corp.	14,200	683,941
Canon, Inc.	293,900	9,491,096
Daito Trust Construction Co. Ltd.	6,200	625,980
Daiwa House Industry Co. Ltd.	46,000	696,655
Denso Corp.	76,900	2,407,279
Dentsu, Inc.	29,800	702,911
East Japan Railway Co.	11,700	803,157
Electric Power Development Co. Ltd.[1]	24,700	632,119
FANUC Corp.	15,500	2,467,807
FUJIFILM Holdings Corp.	20,000	337,217
Fujitsu Ltd.	728,900	2,803,110
Hisamitsu Pharmaceutical Co., Inc.[1]	11,400	589,778
Hitachi Ltd.	803,000	4,254,904
Hokuhoku Financial Group, Inc.	327,000	520,218
Honda Motor Co. Ltd.	136,100	4,074,646
Hoya Corp.	124,000	2,510,134
Inpex Corp.	397	2,262,746
Japan Airlines Co. Ltd.*	44,900	2,137,292
Japan Tobacco, Inc.	174,800	4,830,375
JFE Holdings, Inc.	43,700	615,840
JSR Corp.[1]	45,200	774,566
JX Holdings, Inc.	91,600	487,661
Kao Corp.	162,300	4,558,144
KDDI Corp.	10,400	807,716
Komatsu Ltd.	109,500	2,293,423
Lawson, Inc.[1]	41,500	3,051,547
Marubeni Corp.	305,000	1,975,260
Minebea Co. Ltd.[1]	95,000	311,788
Mitsubishi Electric Corp.	417,900	3,119,985
Mitsubishi Estate Co. Ltd.	360,000	7,120,631
Mitsubishi Gas Chemical Co., Inc.	95,000	468,871
Mitsubishi Heavy Industries Ltd.	157,000	660,804
Mitsubishi UFJ Financial Group, Inc. (MUFG)	1,620,300	7,327,174
Mitsui & Co. Ltd.	198,000	2,790,304
Mitsui Chemicals, Inc.	211,000	436,114
Mitsui Fudosan Co. Ltd.	193,700	3,913,793
Nikon Corp.	23,600	600,125
Nintendo Co. Ltd.	12,800	1,648,303

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Nippon Telegraph & Telephone Corp. (NTT)	7,500	341,507
Nissan Motor Co. Ltd.	478,900	4,007,331
Nitori Holdings Co. Ltd.	13,550	1,106,677
Nitto Denko Corp.	12,400	562,295
North Pacific Bank Ltd.*	165,100	426,038
ORIX Corp.[1]	33,320	3,422,573
Osaka Gas Co. Ltd.	534,000	2,200,752
Otsuka Holdings Co. Ltd.	17,800	548,293
Sega Sammy Holdings, Inc.	39,600	746,561
Sekisui House Ltd.	263,200	2,687,060
Seven & I Holdings Co. Ltd.	186,900	5,764,096
Shin-Etsu Chemical Co. Ltd.	79,700	4,492,672
Sumitomo Corp.	111,800	1,523,718
Sumitomo Mitsui Financial Group, Inc.	135,932	4,161,566
Sumitomo Mitsui Trust Holdings, Inc.	157,000	475,936
Sumitomo Rubber Industries Ltd.	56,900	669,286
Sundrug Co. Ltd.[1]	16,600	611,141
Suzuken Co. Ltd.	16,800	530,116
Takeda Pharmaceutical Co. Ltd.	122,000	5,669,798
The Dai-ichi Life Insurance Co. Ltd.	2,040	2,350,996
The Nishi-Nippon City Bank Ltd.	227,000	517,525
Tokio Marine Holdings, Inc.	173,200	4,584,387
Tokyo Electron Ltd.	48,500	2,178,035
Tokyo Gas Co. Ltd.	158,000	837,204
Toshiba Corp.	262,000	971,464
Toyota Motor Corp.	128,407	4,930,070
Trend Micro, Inc.[1]	37,600	1,053,158
Yamato Holdings Co. Ltd.	77,700	1,182,582
Total Japan common stocks		154,339,666

Jersey—1.81%
Experian PLC	237,333	4,098,056
Highland Gold Mining Ltd.	249,688	421,066
Petrofac Ltd.	237,468	6,146,749
Shire Ltd.	123,690	3,479,109
Wolseley PLC	12,539	548,161
Total Jersey common stocks		14,693,141

Luxembourg—0.09%
ArcelorMittal	50,387	746,483

Mexico—0.34%
Grupo Financiero Banorte SAB de C.V., Series O	503,200	2,797,690

Netherlands—3.65%
Aegon N.V.	121,034	675,831

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
ASML Holding N.V.	76,419	4,204,691
European Aeronautic Defense and Space Co. N.V.	6,158	218,778
Gemalto N.V.	37,536	3,387,171
ING Groep N.V.*	478,252	4,225,143
Koninklijke (Royal) KPN N.V.	58,961	372,253
Koninklijke Ahold N.V.	435,905	5,549,975
PostNL N.V.*	93,592	369,023
Reed Elsevier N.V.	222,745	2,992,487
Unilever N.V.	209,647	7,698,220
Total Netherlands common stocks		29,693,572

New Zealand—0.25%
Telecom Corp. of New Zealand Ltd.	1,037,788	2,052,612

Norway—0.38%
DnB NOR ASA	246,407	3,077,224

Portugal—0.10%
EDP-Electricidade de Portugal SA	305,996	831,308

Singapore—1.37%
DBS Group Holdings Ltd.	58,000	660,928
Global Logistic Properties Ltd.	417,000	878,578
Oversea-Chinese Banking Corp. Ltd.	474,000	3,536,154
Singapore Telecommunications Ltd.	1,136,000	2,998,787
United Overseas Bank Ltd.	206,420	3,091,731
Total Singapore common stocks		11,166,178

South Korea—0.95%
LG Chem Ltd.	6,696	1,878,760
Samsung Electronics Co. Ltd.	2,403	2,886,421
Samsung Electronics Co. Ltd., GDR[3]	4,858	2,929,374
Total South Korea common stocks		7,694,555

Spain—2.51%
Banco Bilbao Vizcaya Argentaria SA	98,271	819,906
Banco Santander SA	476,785	3,577,513
Distribuidora Internacional de Alimentacion SA	144,666	875,666
Iberdrola SA	1,291,029	6,676,732
Industria de Diseno Textil SA (Inditex)[1]	21,136	2,696,805
Telefonica SA	436,555	5,748,939
Total Spain common stocks		20,395,561

Sweden—1.55%
Atlas Copco AB, A Shares	132,112	3,248,574
Electrolux AB, Series B	83,100	2,126,079

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Nordea Bank AB	85,610	777,639
Swedbank AB, A Shares	188,215	3,490,245
Telefonaktiebolaget LM Ericsson, B Shares	339,300	2,982,284
Total Sweden common stocks		12,624,821

Switzerland—8.52%
ABB Ltd.*	209,813	3,780,374
Compagnie Financiere Richemont SA, A Shares	121,838	7,901,874
Credit Suisse Group*	159,130	3,689,055
Nestle SA	240,979	15,292,450
Novartis AG	218,018	13,121,346
Roche Holding AG	60,176	11,572,556
Swiss Re AG*	57,995	4,007,278
Syngenta AG	10,654	4,161,844
Zurich Financial Services AG*	23,581	5,811,059
Total Switzerland common stocks		69,337,836

Taiwan—1.03%
HON HAI Precision Industry Co. Ltd., GDR[4]	308,353	1,870,161
HON HAI Precision Industry Co. Ltd., GDR	103,960	630,517
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	2,146,715
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	234,990	3,736,341
Total Taiwan common stocks		8,383,734

Thailand—0.29%
Bangkok Bank Public Co. Ltd.	393,200	2,321,997

United Kingdom—24.04%
Anglo American PLC	21,985	675,152
Associated British Foods PLC	33,216	742,392
AstraZeneca PLC	14,762	685,483
Barclays PLC	326,216	1,197,630
Barratt Developments PLC*	206,254	631,069
BG Group PLC	693,373	12,839,723
BHP Billiton PLC	12,222	391,605
BP PLC	989,742	7,080,367
Brammer PLC	175,488	680,373
British American Tobacco PLC	219,827	10,888,917
British Sky Broadcasting Group PLC	294,006	3,363,864
BT Group PLC	866,209	2,970,419
Burberry Group PLC	30,711	577,868
Centrica PLC	603,470	3,156,245
Compass Group PLC	366,727	4,024,277
Croda International PLC	14,660	520,703
Diageo PLC	28,044	801,483

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Domino’s Pizza UK & IRL PLC	78,736	642,289
GlaxoSmithKline PLC	539,838	12,078,677
HSBC Holdings PLC[5]	34,266	337,794
HSBC Holdings PLC[6]	1,709,326	16,793,281
Inmarsat PLC	365,493	3,341,296
InterContinental Hotels Group PLC	196,975	4,863,384
ITV PLC	438,531	612,496
Johnson Matthey PLC	77,289	2,805,067
Kingfisher PLC	528,384	2,468,506
Lloyds Banking Group PLC*	1,711,638	1,120,744
Meggitt PLC	99,132	617,500
National Grid PLC	202,698	2,310,988
Pearson PLC	328,516	6,600,273
Persimmon PLC	269,822	3,461,629
Prudential PLC	646,518	8,852,552
Rio Tinto PLC	231,259	11,585,808
Rolls-Royce Holdings PLC*	86,892	1,198,196
Royal Dutch Shell PLC, A Shares[6]	67,809	2,325,318
Royal Dutch Shell PLC, A Shares[7]	366,271	12,559,298
Royal Dutch Shell PLC, B Shares[6]	195,367	6,906,062
SABMiller PLC	107,646	4,611,229
Serco Group PLC	337,015	3,080,954
SIG PLC	297,849	503,244
Smith & Nephew PLC	73,155	773,253
Spirax-Sarco Engineering PLC	48,558	1,516,274
Standard Chartered PLC	139,396	3,292,146
Tesco PLC	1,223,275	6,314,028
Tullow Oil PLC	119,420	2,705,703
Unilever PLC	151,252	5,640,753
Vodafone Group PLC	4,594,904	12,475,775
WH Smith PLC	62,878	630,124
Whitbread PLC	21,494	815,119
Xstrata PLC	34,796	549,784
Total United Kingdom common stocks		195,617,114
Total common stocks (cost—$769,962,543)		786,765,943

Preferred stocks—1.53%
Germany—1.53%
Henkel AG & Co. KGaA Vorzug	65,856	5,258,981
ProSiebenSat.1 Media AG	88,800	2,474,609
Volkswagen AG	22,762	4,708,671
		12,442,261

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
United Kingdom—0.00%
Rolls-Royce Holdings PLC*	7,494,132	12,093
Total preferred stocks (cost—$9,662,229)		12,454,354

Number of rights
Rights*—0.00%
Spain—0.00%
Banco Santander SA, expires 11/06/12[1] (cost—$26,378)	135,034	26,604

Face amount
Repurchase agreement—1.43%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $6,701,886 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15, and $4,923,188 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$11,851,516); proceeds: $11,619,003 (cost—$11,619,000)	11,619,000	11,619,000

	Number of shares
Investment of cash collateral from securities loaned—1.24%
Money market fund—1.24%
UBS Private Money Market Fund LLC[8] (cost—$10,086,794)	10,086,794	10,086,794
Total investments (cost—$801,356,944)—100.89%		820,952,695
Liabilities in excess of other assets—(0.89)%		(7,246,327)
Net assets—100.00%		813,706,368

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes, was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$76,477,918
Gross unrealized depreciation	(56,882,167)
Net unrealized appreciation	$19,595,751

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
6	AUD	ASX SPI 200 Index Futures	December 2012	684,974	700,563	15,589
102	EUR	Euro STOXX 50 Index Futures	December 2012	3,377,661	3,309,577	(68,084)
19	GBP	FTSE 100 Index Futures	December 2012	1,802,965	1,764,358	(38,607)
13	JPY	TOPIX Index Futures	December 2012	1,211,815	1,205,179	(6,636)
				7,077,415	6,979,677	(97,738)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	HKD	9,403,947	EUR	929,036	12/19/12	(8,776)
BB	EUR	1,258,379	USD	1,632,450	12/19/12	640
BNP	USD	150,781	AUD	146,500	01/11/13	441
BNP	USD	15,934,724	AUD	15,161,488	12/19/12	(255,904)
BNP	USD	8,295,079	CHF	7,701,658	12/19/12	(19,127)
BNP	USD	506,261	EUR	387,500	01/11/13	(3,640)
BNP	USD	334,762	EUR	258,573	01/11/13	629
BNP	USD	386,698	GBP	241,000	01/11/13	2,130
BNP	USD	1,079,727	HKD	8,371,608	01/11/13	621
BNP	USD	731,165	JPY	58,383,179	12/19/12	520
BNP	USD	1,633,921	NOK	9,392,568	01/11/13	9,354
BNP	USD	2,163,859	NOK	12,326,290	12/19/12	(5,497)
CITI	USD	197,662	AUD	195,121	01/11/13	3,749
CITI	USD	703,119	CHF	657,107	01/11/13	3,265
CITI	USD	494,606	DKK	2,846,173	01/11/13	601
CITI	GBP	460,401	EUR	569,044	12/19/12	(4,951)
CITI	EUR	317,741	USD	411,249	12/19/12	(783)
CSI	USD	1,659,730	AUD	1,620,440	12/19/12	16,002
CSI	EUR	206,725	CAD	262,211	12/19/12	(5,794)
CSI	CAD	705,169	EUR	562,743	12/19/12	24,393
CSI	USD	532,031	EUR	412,124	12/19/12	2,393
CSI	EUR	376,228	GBP	302,744	12/19/12	605
CSI	USD	3,113,043	GBP	1,930,636	01/11/13	1,841
CSI	HKD	9,403,947	JPY	95,689,863	12/19/12	(14,279)
CSI	USD	2,488,574	JPY	198,654,118	01/11/13	1,755
CSI	USD	1,524,292	JPY	119,318,711	12/19/12	(28,935)
CSI	USD	479,886	NZD	586,488	01/11/13	241
CSI	USD	2,431,576	SEK	15,983,007	12/19/12	(25,253)
CSI	USD	4,091,455	SGD	4,988,691	12/19/12	(1,828)
CSI	AUD	661,871	USD	682,925	01/11/13	(281)
CSI	CHF	657,107	USD	707,021	01/11/13	637
CSI	CHF	353,396	USD	377,814	12/19/12	(1,934)
CSI	DKK	2,846,173	USD	495,552	01/11/13	345
CSI	EUR	814,687	USD	1,059,811	01/11/13	3,092
CSI	HKD	8,371,608	USD	1,080,310	01/11/13	(37)
CSI	JPY	65,231,155	USD	840,159	12/19/12	22,652
CSI	NOK	9,392,568	USD	1,642,369	01/11/13	(906)
CSI	SEK	14,333,566	USD	2,158,584	01/11/13	1,993
CSI	SGD	2,053,000	USD	1,682,015	01/11/13	(1,008)
DB	GBP	2,738,136	USD	4,386,182	01/11/13	(31,520)
DB	JPY	198,654,118	USD	2,539,428	01/11/13	49,100
DB	NZD	586,488	USD	477,788	01/11/13	(2,338)
GSI	USD	2,146,261	SEK	14,333,566	01/11/13	10,330
GSI	USD	1,670,872	SGD	2,053,000	01/11/13	12,151

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
HSBC	USD	2,691,030	EUR	2,056,614	12/19/12	(24,105)
HSBC	USD	1,069,338	GBP	658,735	12/19/12	(6,462)
HSBC	GBP	345,973	SGD	684,468	12/19/12	2,882
RBC	USD	1,353,703	AUD	1,319,000	12/19/12	10,303
RBC	USD	1,450,206	DKK	8,284,983	12/19/12	(9,393)
RBC	USD	2,609,194	EUR	2,000,000	12/19/12	(15,683)
RBC	CHF	1,054,986	USD	1,137,851	12/19/12	4,197
RBC	CHF	1,215,705	USD	1,304,280	12/19/12	(2,077)
RBC	EUR	516,216	USD	671,909	01/11/13	2,332
RBC	HKD	3,844,998	USD	495,865	12/19/12	(303)
RBC	JPY	295,000,000	USD	3,706,137	12/19/12	9,059
RBC	SEK	5,218,500	USD	791,229	12/19/12	5,557
SG	USD	375,797	EUR	289,830	01/11/13	137
SSB	AUD	8,813,500	USD	9,060,454	01/31/13	(23,959)
TDB	GBP	163,695	USD	260,249	12/19/12	(3,875)
TDB	HKD	12,731,906	USD	1,642,424	12/19/12	(533)
TDB	JPY	191,298,118	USD	2,447,726	12/19/12	50,289
TDB	NZD	677,713	USD	562,109	12/19/12	6,461
WBC	USD	324,825	AUD	320,250	01/11/13	5,748
WBC	USD	1,581,325	DKK	9,132,934	12/19/12	6,953
WBC	CHF	756,961	EUR	626,152	12/19/12	(1,440)
WBC	USD	2,699,135	EUR	2,058,859	12/19/12	(29,298)
WBC	USD	511,375	EUR	395,000	01/11/13	974
WBC	EUR	568,788	GBP	455,417	12/19/12	(2,759)
WBC	HKD	9,215,868	GBP	737,806	12/19/12	1,219
WBC	USD	913,054	GBP	566,500	01/11/13	936
WBC	CAD	2,276,483	USD	2,353,684	12/19/12	76,625
WBC	EUR	1,479,186	USD	1,909,431	12/19/12	(8,711)
WBC	EUR	5,664,843	USD	7,416,934	12/19/12	71,018
WBC	GBP	10,549,129	USD	17,123,167	12/19/12	102,044
						(15,175)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	786,765,854	89	—	786,765,943
Preferred stocks	12,454,354	—	—	12,454,354
Rights	26,604	—	—	26,604
Repurchase agreement	—	11,619,000	—	11,619,000
Investment of cash collateral from securities loaned	—	10,086,794	—	10,086,794
Futures contracts, net	(97,738)	—	—	(97,738)
Forward foreign currency contracts, net	—	(15,175)	—	(15,175)
Total	799,149,074	21,690,708	—	820,839,782

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2012.
2	Illiquid securities representing 0.00% of net assets as of October 31, 2012.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.36% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) Market.
5	Security is traded on the Hong Kong Exchange.
6	Security is traded on the London Exchange.
7	Security is traded on the Netherlands Exchange.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

8

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months ended	three months ended	Value at	three months ended
Security description	07/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)	10/31/12 ($)
UBS Private Money Market Fund LLC	26,182,588	125,596,892	141,692,686	10,086,794	6,945

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks
Aerospace & defense	0.61%
Airlines	0.67
Auto components	1.28
Automobiles	4.57
Beverages	2.28
Building products	0.42
Chemicals	1.50
Commercial banks	14.90
Computers & peripherals	1.41
Construction & engineering	2.23
Construction materials	0.38
Consumer finance	0.29
Distributors	0.48
Diversified financial services	1.32
Diversified telecommunication services	1.06
Electric utilities	1.82
Electronic equipment, instruments & components	1.95
Food & staples retailing	1.83
Food products	2.04
Gas utilities	1.21
Health care providers & services	1.80
Hotels, restaurants & leisure	1.84
Household durables	0.38
Household products	0.58
Independent power producers & energy traders	0.37
Industrial conglomerates	2.17
Insurance	0.93
Internet software & services	1.25
IT services	0.82
Machinery	1.06
Media	0.74
Metals & mining	3.35
Multiline retail	0.28
Oil, gas & consumable fuels	10.44
Paper & forest products	0.32
Personal products	0.67
Pharmaceuticals	0.33
Real estate management & development	2.06
Semiconductors & semiconductor equipment	5.72
Specialty retail	1.04
Thrifts & mortgage finance	0.88
Tobacco	0.83
Transportation infrastructure	2.54
Water utilities	0.62
Wireless telecommunication services	6.39
Total Common stocks	89.66%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2012

Preferred stocks
Automobiles	0.15%
Beverages	1.23
Commercial banks	1.56
Food & staples retailing	0.31
Metals & mining	1.25
Oil, gas & consumable fuels	0.67
Semiconductors & semiconductor equipment	0.19
Total preferred stocks	5.36
Investment companies	3.21
Repurchase agreement	1.03
Other assets in excess of liabilities	0.74
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—89.66%
Bermuda—1.92%
Brilliance China Automotive Holdings Ltd.*	964,000	1,204,059
China Gas Holdings Ltd.	1,210,000	658,860
Credicorp Ltd., ADR	20,794	2,689,496
Huabao International Holdings Ltd.	1,022,000	510,338
Total Bermuda common stocks		5,062,753

Brazil—5.44%
Banco Bradesco SA, ADR	102,200	1,600,452
BR Malls Participacoes SA	106,850	1,404,640
Cielo SA	38,427	950,719
Companhia de Concessoes Rodoviarias (CCR)	165,700	1,457,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP ADR	16,245	1,364,742
CPFL Energia SA	81,000	941,188
Diagnosticos da America SA	40,400	268,531
EcoRodovias Infraestrutura e Logistica SA	95,100	830,641
Embraer SA, ADR	57,902	1,616,045
Equatorial Energia SA	96,700	856,995
Natura Cosmeticos SA	33,700	898,479
Petroleo Brasileiro SA—Petrobras, ADR	69,400	1,471,974
Transmissora Alianca de Energia Eletrica SA	11,000	362,867
Vale SA, ADR	17,200	315,104
Total Brazil common stocks		14,339,457

Cayman Islands—5.76%
Baidu, Inc., ADR*	7,851	837,074
Belle International Holdings Ltd.	1,471,976	2,742,606
Chaoda Modern Agriculture Holdings Ltd.*,1,2	1,038,000	1,339
China State Construction International Holdings Ltd.	1,020,000	1,214,779
ENN Energy	82,000	341,224
Focus Media Holding Ltd., ADR	36,670	864,679
Hengan International Group Co. Ltd.	95,000	865,414
NetEase, Inc., ADR*	5,471	295,434
Sands China Ltd.	532,800	2,004,002
Shimao Property Holdings Ltd.	576,000	1,099,967
Sunac China Holdings Ltd.	1,887,000	998,277
Tencent Holdings Ltd.	61,100	2,160,167
Want Want China Holdings Ltd.	1,275,000	1,743,860
Total Cayman Islands common stocks		15,168,822

Chile—2.20%
Banco Santander Chile, ADR	65,176	1,772,148
Enersis SA, ADR	124,375	2,106,913
Inversiones Aguas Metropolitanas SA (IAM), ADR[3]	7,300	271,296
S.A.C.I. Falabella	72,475	743,353

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chile—(concluded)
Sociedad Quimica y Minera de Chile SA, ADR	15,755	911,427
Total Chile common stocks		5,805,137

China—5.41%
Bank of China Ltd., Class H	2,231,000	918,303
China Bluechemical Ltd., Class H	1,012,000	641,147
China Communications Construction Co. Ltd., Class H	995,000	933,368
China Communications Services Corp. Ltd., Class H	1,340,000	755,582
China Construction Bank Corp., Class H	2,946,900	2,220,617
China Minsheng Banking Corp. Ltd., Class H	1,026,000	933,323
China Shenhua Energy Co. Ltd., Class H	469,500	1,999,148
Industrial & Commercial Bank of China Ltd., Class H	3,234,101	2,140,752
Jiangsu Expressway Co. Ltd., Class H	974,000	839,520
Ping An Insurance (Group) Co. of China Ltd., Class H	101,000	800,176
Sinopharm Group Co., Class H	395,000	1,327,701
Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H	554,800	747,365
Total China common stocks		14,257,002

Colombia—0.91%
Bancolombia SA, ADR	6,300	403,326
Ecopetrol SA	667,844	1,987,018
Total Colombia common stocks		2,390,344

Hong Kong—5.99%
Beijing Enterprises Holdings Ltd.	135,500	875,062
China Merchants Holdings International Co. Ltd.	360,000	1,193,799
China Mobile Ltd.	650,500	7,214,208
China Resources Power Holdings Co. Ltd.	458,000	981,000
CNOOC Ltd.	1,311,000	2,723,479
Lenovo Group Ltd.	1,540,000	1,237,953
Shenzhen Investment Ltd.	3,370,000	895,762
Sun Art Retail Group Ltd.	496,000	674,556
Total Hong Kong common stocks		15,795,819

Hungary—0.93%
MOL Hungarian Oil and Gas PLC	13,218	1,148,031
OTP Bank PLC	68,930	1,308,337
Total Hungary common stocks		2,456,368

India—5.90%
Axis Bank Ltd.	63,429	1,394,389
Bajaj Auto Ltd.	26,965	910,504
GAIL India Ltd.	50,974	330,604

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
HCL Technologies Ltd.	39,479	446,198
HDFC Bank Ltd., ADR	18,087	676,273
Housing Development Finance Corp.	164,219	2,327,212
ITC Ltd.	216,046	1,134,748
Larsen & Toubro Ltd.	71,305	2,156,381
Rural Electrification Corp. Ltd.	328,416	1,314,702
Sterlite Industries India Ltd, ADR	73,000	546,770
Sun Pharmaceutical Industries Ltd.	67,892	876,052
Tata Consultancy Services Ltd.	31,728	775,875
Tata Motors Ltd.	323,210	1,530,584
Tata Motors Ltd., ADR	47,076	1,136,885
Total India common stocks		15,557,177

Indonesia—4.22%
PT Astra International Tbk	3,922,000	3,287,048
PT Bank Rakyat Indonesia (Persero) Tbk	4,198,000	3,234,274
PT Indofood CBP Sukses Makmur Tbk	1,159,000	862,764
PT Perusahaan Gas Negara	3,825,000	1,851,770
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,561,000	861,981
PT United Tractors Tbk	150,000	329,516
Unilever Indonesia Tbk PT	257,500	698,373
Total Indonesia common stocks		11,125,726

Kazakhstan—0.25%
KazMunaiGas Exploration Production, GDR[4]	26,604	472,221
KazMunaiGas Exploration Production, GDR[5]	10,546	187,191
Total Kazakhstan common stocks		659,412

Malaysia—1.61%
CIMB Group Holdings Berhad	528,100	1,322,851
IHH Healthcare Berhad*	642,900	690,178
Lafarge Malayan Cement Berhad	310,700	994,526
Malayan Banking Berhad	2,695	7,989
UMW Holdings Berhad	375,300	1,229,643
Total Malaysia common stocks		4,245,187

Mexico—6.44%
America Movil SA de C.V., ADR, Series L	42,300	1,069,767
America Movil SAB de C.V.	621,300	788,131
Compartamos SAB de C.V.	563,400	759,433
Empresas ICA SAB de C.V.*	443,800	959,183
Fomento Economico Mexicano SAB de C.V.	189,500	1,706,282
Grupo Aeroportuario del Pacifico SA de C.V., ADR	10,100	480,962
Grupo Aeroportuario del Pacifico SAB de C.V.	209,800	1,010,706
Grupo Comercial Chedraui SA de C.V.	317,900	857,024

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Grupo Financiero Banorte SAB de C.V., Series O	321,850	1,789,421
Grupo Financiero Santander Mexico SAB de C.V.*	154,300	2,109,281
Grupo Mexico SAB de C.V., Series B	1,192,450	3,824,874
Grupo Modelo SA de C.V., Series C	130,500	1,150,122
Kimberly-Clark de Mexico SA de C.V., Series A	190,300	461,289
Total Mexico common stocks		16,966,475

Philippines—1.35%
Alliance Global Group, Inc.	3,121,700	1,127,586
JG Summit Holdings, Inc.	1,194,700	957,036
Philippine Long Distance Telephone Co., ADR	23,200	1,473,896
Total Philippines common stocks		3,558,518

Poland—1.00%
KGHM Polska Miedz SA	20,366	1,025,748
Polski Koncern Naftowy Orlen SA*	78,781	1,080,797
Tauron Polska Energia SA	376,970	520,708
Total Poland common stocks		2,627,253

Qatar—0.53%
Industries Qatar Q.S.C.	33,754	1,409,140

Russia—4.67%
Gazprom Neft OAO	32,809	803,821
Gazprom, ADR	385,078	3,519,613
LUKOIL, ADR	52,412	3,155,202
Magnit OJSC[2]	855	121,800
Magnit OJSC, GDR[3]	30,625	871,192
Sberbank[2]	655,529	1,919,009
Severstal OAO	53,685	651,199
Tatneft, ADR[4]	32,674	1,265,791
Total Russia common stocks		12,307,627

South Africa—6.77%
African Bank Investments Ltd.	186,045	629,115
AVI Ltd.	128,211	845,508
Bidvest Group Ltd.	28,243	674,100
Clicks Group Ltd.	65,933	454,577
FirstRand Ltd.	312,246	1,036,421
Imperial Holdings Ltd.	56,075	1,273,913
Life Healthcare Group Holdings Pte. Ltd.	415,105	1,569,812
Mediclinic International Ltd.	164,824	896,294
MTN Group Ltd.	151,378	2,729,488
Naspers Ltd., N Shares	16,771	1,088,795
Sappi Ltd.*	301,379	852,627
Sasol Ltd.	47,341	2,020,168

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Shoprite Holdings Ltd.	32,823	674,960
Steinhoff International Holdings Ltd.*	294,601	990,084
Tiger Brands Ltd.	33,454	1,063,349
Vodacom Group Ltd.	82,658	1,041,966
Total South Africa common stocks		17,841,177

South Korea—11.77%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,950	835,714
Dongkuk Steel Mill Co. Ltd.	28,380	364,313
Hana Financial Group, Inc.	30,330	882,980
Hanwha Corp.	31,550	901,139
Hyundai Heavy Industries Co. Ltd.	4,153	872,031
Hyundai Mobis	8,432	2,149,364
Hyundai Motor Co.	17,250	3,550,912
Kangwon Land, Inc.	28,400	661,434
KB Financial Group, Inc.	31,048	1,056,190
KCC Corp.	3,922	1,100,433
KT&G Corp.	13,686	1,042,827
LG Display Co. Ltd.*	42,820	1,272,114
LG Household & Health Care Ltd.	618	363,229
LG Uplus Corp.	155,830	995,906
Meritz Fire & Marine Insurance Co. Ltd.	101,600	1,378,764
Paradise Co. Ltd.	131,118	2,194,117
Samsung Electronics Co. Ltd.	8,441	10,139,107
Samsung Engineering Co. Ltd.	4,618	603,397
SK Holdings Co. Ltd	4,809	670,244
Total South Korea common stocks		31,034,215

Taiwan—4.59%
Advanced Semiconductor Engineering, Inc.	437,172	329,235
Advanced Semiconductor Engineering, Inc., ADR	1	2
Asustek Computer, Inc.	130,000	1,392,897
Cathay Financial Holding Co. Ltd.	280,602	281,923
Compal Electronics, Inc.	694,000	437,128
Fubon Financial Holding Co. Ltd.	492,761	506,045
HON HAI Precision Industry Co. Ltd.	1,274,690	3,870,432
HON HAI Precision Industry Co. Ltd., GDR	0	1
MediaTek, Inc.	106,000	1,177,475
Quanta Computer, Inc.	193,000	441,331
Taiwan Semiconductor Manufacturing Co. Ltd.	913,156	2,772,681
United Microelectronics Corp.	1,808,000	671,521
Wistron Corp.	229,307	220,182
Total Taiwan common stocks		12,100,853

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thailand—6.25%
Advanced Information Services Public Co. Ltd.	227,200	1,464,013
Bangchak Petroleum PCL	1,166,600	999,127
Bangkok Bank PCL	194,000	1,120,326
CP ALL Public Co. Ltd.[2]	904,200	1,172,657
Kasikornbank PCL	158,600	926,245
Kasikornbank Public Co. Ltd., NVDR	226,100	1,320,454
Kasikornbank Public Co. Ltd., PLC	236,600	1,389,494
PTT Exploration & Production PCL	189,200	1,024,705
PTT Global Chemical PCL	491,600	978,388
PTT Public Co. Ltd.[2]	150,000	1,556,281
Quality Houses PCL	14,664,800	1,023,904
Siam Commercial Bank PCL	280,400	1,472,901
Thai Airways International PCL*	1,070,400	806,729
Thai Beverage PCL	3,433,000	1,224,262
Total Thailand common stocks		16,479,486

Turkey—4.55%
Koza Altin Isletmeleri A.S.	40,792	887,525
TAV Havalimanlari Holding A.S.	175,846	873,099
Tofas Turk Otomobil Fabrikasi A.S.	77,072	429,969
Tupras-Turkiye Petrol Rafinerileri A.S.	85,765	2,095,680
Turk Hava Yollari Anonim Ortakligi (THY)*	412,217	954,366
Turk Telekomunikasyon A.S.	268,377	1,048,055
Turkcell Iletisim Hizmetleri A.S. (Turkcell)*	173,751	1,061,408
Turkiye Garanti Bankasi A.S.	726,050	3,467,218
Turkiye Is Bankasi (Isbank), Class C	348,681	1,186,585
Total Turkey common stocks		12,003,905

United Kingdom—0.74%
SABMiller PLC	45,392	1,938,569

United States—0.46%
Southern Copper Corp.	31,635	1,205,293
Total Common stocks (cost—$224,073,983)		236,335,715

Preferred stocks—5.36%
Brazil—5.02%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	17,200	803,928
Companhia de Bebidas das Americas (AmBev), ADR	79,665	3,249,535
Itau Unibanco Holding SA	117,400	1,716,738
Itau Unibanco Holdings SA, ADR	94,400	1,376,352
Itausa-Investimentos Itau SA	232,028	1,016,740
Petroleo Brasileiro SA, ADR	171,900	1,760,429

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Vale SA, ADR	185,900	3,307,161
Total Brazil preferred stocks		13,230,883

South Korea—0.34%
Hyundai Motor Co.	6,104	400,180
Samsung Electronics Co. Ltd.	700	508,344
Total South Korea preferred stocks		908,524
Total preferred stocks (cost—$13,882,558)		14,139,407

Investment companies—3.21%
United States—3.21%
iPath MSCI India Index ETN*	101,745	5,746,557
iShares MSCI Taiwan Index Fund	215,000	2,709,000
Total investment companies (cost—$8,669,081)		8,455,557

	Face amount
Repurchase agreement—1.03%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $1,572,368 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $1,155,057 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$2,780,552); proceeds: $2,726,001 (cost—$2,726,000)	$2,726,000	2,726,000
Total investments (cost—$249,351,622)—99.26%		261,656,679
Other assets in excess of liabilities—0.74%		1,940,270
Net assets—100.00%		263,596,949

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,363,122
Gross unrealized depreciation	(11,058,065)
Net unrealized appreciation	$12,305,057

Affiliated issuer activity

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	10/31/2012 ($)	10/31/2012 ($)	10/31/2012 ($)	10/31/2012 ($)
UBS Private Money Market Fund LLC	8,124,467	13,195,128	21,319,595	—	776

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	228,958,128	7,376,248	1,339	236,335,715
Preferred stocks	14,139,407	—	—	14,139,407
Investment companies	8,455,557	—	—	8,455,557
Repurchase agreement	—	2,726,000	—	2,726,000
Total	251,553,092	10,102,248	1,339	261,656,679

At October 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2012:

Common stock ($)
Beginning balance	1,339
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,339

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2012 was $0.

Portfolio footnotes

*	Non-income producing security.
1	Illiquid security representing 0.00% of net assets as of October 31, 2012.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.43% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) Market.
5	Security is traded on the Turquoise Exchange.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks
Apartments	9.26%
Building-residential/commercial	1.04
Diversified	18.34
Diversified operations	0.98
Health care	3.83
Hotels & motels	2.88
Manufactured homes	0.81
Office property	10.78
Property Trust	0.61
Real estate management/service	5.40
Real estate operations/development	16.53
Regional malls	9.78
Retirement/aged care	1.16
Shopping centers	13.00
Storage	2.91
Storage/warehousing	0.74
Warehouse/industrial	1.40
Total Common stocks	99.45
Repurchase agreement	0.97
Investments of cash collateral from securities loaned	2.93
Liabilities in excess of other assets	(3.35)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—99.45%
Australia—9.64%
Centro Retail Australia	278,700	622,005
Dexus Property Group	1,737,464	1,776,520
Goodman Group	140,746	647,229
GPT Group	97,410	359,974
Investa Office Fund	114,350	352,542
Mirvac Group	385,621	602,442
Westfield Group	424,319	4,695,349
Westfield Retail Trust	734,335	2,363,056
Total Australia common stocks		11,419,117

Austria—0.39%
Conwert Immobilien Invest SE1	39,489	457,582

Bermuda—2.38%
Great Eagle Holdings Ltd.	44,000	130,580
Hongkong Land Holdings Ltd.	348,240	2,211,324
Kerry Properties Ltd.	96,500	478,761
Total Bermuda common stocks		2,820,665

Brazil—0.07%
Sonae Sierra Brasil SA	4,700	78,679

Canada—2.66%
Boardwalk Real Estate Investment Trust	17,470	1,124,202
Calloway Real Estate Investment Trust	13,500	391,314
Canadian Real Estate Investment Trust	6,500	270,999
Cominar Real Estate Investment Trust[2]	2,500	59,700
Cominar Real Estate Investment Trust[3,4,5]	5,731	136,855
Primaris Retail Real Estate Investment Trust	8,500	199,234
RioCan Real Estate Investment Trust[3,4,5]	2,200	60,003
RioCan Real Estate Investment Trust[2]	33,200	905,500
Total Canada common stocks		3,147,807

Cayman Islands—1.61%
7 Days Group Holdings Ltd., ADR*,1	39,700	478,385
Country Garden Holdings Co. Ltd.[1]	378,293	151,804
Soho China Ltd.[1]	1,881,700	1,279,548
Total Cayman Islands common stocks		1,909,737

France—4.74%
Fonciere des Regions	2,934	235,856
ICADE	4,320	388,764
Klepierre	19,549	724,806
Mercialys SA	23,000	482,647
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,900	213,022

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Unibail Rodamco	15,863	3,574,498
Total France common stocks		5,619,593

Germany—1.16%
Alstria Office REIT-AG	62,500	754,845
Deutsche Wohnen AG	4,800	87,972
GSW Immobilien AG	12,930	532,021
Total Germany common stocks		1,374,838

Hong Kong—8.02%
Cheung Kong (Holdings) Ltd.	30,000	443,223
China Overseas Land & Investment Ltd.[1]	202,000	529,106
Hang Lung Properties Ltd.	290,300	1,009,488
New World Development Co. Ltd.	535,000	827,001
Sino Land Co. Ltd.	425,100	761,336
Sun Hung Kai Properties Ltd.	194,930	2,713,911
Swire Properties Ltd.	96,000	297,288
The Hongkong & Shanghai Hotels	328,000	433,381
The Link REIT	266,300	1,324,619
Wharf (Holdings) Ltd.	170,170	1,164,834
Total Hong Kong common stocks		9,504,187

Italy—0.19%
Beni Stabili SpA	407,487	229,065

Japan—10.07%
Japan Real Estate Investment Corp.	203	2,031,780
Japan Retail Fund Investment Corp.	199	362,702
Kenedix Realty Investment Corp.	48	164,029
Mitsubishi Estate Co. Ltd.	194,889	3,854,813
Mitsui Fudosan Co. Ltd.	179,774	3,632,412
Nippon Accommodations Fund, Inc.	27	191,770
Sumitomo Realty & Development Co. Ltd.	10,000	276,087
Tokyo Tatemono Co. Ltd.*,1	111,000	456,069
United Urban Investment Corp.	802	964,449
Total Japan common stocks		11,934,111

Jersey—0.64%
Atrium European Real Estate Ltd.	134,600	760,828

Netherlands—0.18%
Corio N.V.	25	1,114
Eurocommercial Properties N.V.	5,361	210,301
Total Netherlands common stocks		211,415

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Norway—0.63%
Norwegian Property ASA	496,114	744,001

Singapore—4.42%
CapitaCommercial Trust[1]	575,000	740,081
Capitaland Ltd.	746,283	2,000,611
CapitaMall Trust	393,200	680,154
CapitaMalls Asia Ltd.	356,700	540,986
Global Logistic Properties Ltd.	252,000	530,940
Keppel Land Ltd.[1]	68,000	189,539
Overseas Union Enterprise Ltd.[1]	255,000	553,984
Total Singapore common stocks		5,236,295

Sweden—0.46%
Castellum AB	21,842	292,581
Hufvudstaden AB, Class A	20,080	255,053
Total Sweden common stocks		547,634

Switzerland—0.41%
PSP Swiss Property AG*	5,244	481,437

United Kingdom—5.95%
British Land Co. PLC	140,456	1,197,902
Derwent London PLC	20,326	676,358
Great Portland Estates PLC	85,741	646,992
Hammerson PLC	230,699	1,756,466
Land Securities Group PLC	93,151	1,208,592
Safestore Holdings PLC	500,826	882,967
Shaftesbury PLC	62,867	555,954
Songbird Estates PLC*	66,800	125,585
Total United Kingdom common stocks		7,050,816

United States—45.83%
American Campus Communities, Inc.	10,800	489,348
American Tower Corp.	8,600	647,494
AvalonBay Communities, Inc.	9,200	1,247,152
Boston Properties, Inc.	18,600	1,977,180
BRE Properties, Inc.	50,300	2,432,005
Brookdale Senior Living, Inc.*	58,682	1,376,680
Camden Property Trust	18,520	1,215,468
Corporate Office Properties Trust	27,700	691,115
DDR Corp.	133,000	2,042,880
Douglas Emmett, Inc.	25,300	593,285
DuPont Fabros Technology, Inc.	22,300	478,558
Equity Lifestyle Properties, Inc.	14,300	962,819
Equity Residential	15,800	907,078
Essex Property Trust, Inc.	6,100	915,000

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Federal Realty Investment Trust	6,300	679,329
General Growth Properties, Inc.	65,796	1,293,549
HCP, Inc.	28,900	1,280,270
Health Care REIT, Inc.	33,204	1,973,314
Highwoods Properties, Inc.	9,700	312,825
Host Hotels & Resorts, Inc.	109,383	1,581,678
Kilroy Realty Corp.	43,700	1,940,717
Kimco Realty Corp.	55,400	1,081,408
Lennar Corp., Class A1	32,900	1,232,763
Liberty Property Trust	43,300	1,520,696
Mid-America Apartment Communities, Inc.	7,500	485,325
Pebblebrook Hotel Trust	10,000	212,200
Post Properties, Inc.	15,700	766,317
ProLogis, Inc.	43,791	1,501,593
Public Storage, Inc.	24,877	3,448,699
Rayonier, Inc.	24,300	1,190,943
Simon Property Group, Inc.	43,402	6,606,218
SL Green Realty Corp.	35,000	2,635,500
Sovran Self Storage, Inc.	12,500	722,500
Starwood Hotels & Resorts Worldwide, Inc.	3,000	155,550
Tanger Factory Outlet Centers, Inc.	14,400	453,168
Taubman Centers, Inc.	12,300	966,165
The Macerich Co.	39,826	2,270,082
UDR, Inc.	49,300	1,196,511
Ventas, Inc.	20,236	1,280,332
Vornado Realty Trust	19,191	1,539,310
Total United States common stocks		54,303,024
Total Common stocks (cost—$101,470,465)		117,830,831

Face amount ($)
Repurchase agreement—0.97%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $661,017 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $485,582 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$1,168,933); proceeds: $1,146,000 (cost—$1,146,000)	1,146,000	1,146,000

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—2.93%
Money market fund—2.93%
UBS Private Money Market Fund LLC[6] (cost—$3,468,083)	3,468,083	3,468,083
Total investments[7] (cost—$106,084,548)—103.35%		122,444,914
Liabilities in excess of other assets—(3.35)%		(3,970,035)
Net assets—100.00%		118,474,879

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,880,058
Gross unrealized depreciation	(519,692)
Net unrealized appreciation	$16,360,366

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	117,633,973	196,858	—	117,830,831
Repurchase agreement	—	1,146,000	—	1,146,000
Investment of cash collateral from securities loaned	—	3,468,083	—	3,468,083
Total	117,633,973	4,810,941	—	122,444,914

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2012.
2	Security is traded on the Toronto Stock Exchange.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.17% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Security is traded on the over-the-counter (“OTC”) Market.
6

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/12($)	10/31/12($)	10/31/12($)	10/31/12($)	10/31/12($)
UBS Private Money Market Fund LLC	3,162,016	19,264,025	18,957,958	3,468,083	1,192

7	Includes $3,960,312 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification1 – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks
Aerospace & defense	0.44%
Air freight & logistics	0.22
Airlines	0.11
Auto components	0.49
Automobiles	0.29
Beverages	0.43
Biotechnology	0.22
Building products	0.06
Capital markets	0.62
Chemicals	1.71
Commercial banks	2.48
Commercial services & supplies	0.49
Communications equipment	0.56
Computers & peripherals	0.80
Construction & engineering	0.04
Construction materials	0.19
Consumer finance	0.37
Containers & packaging	0.15
Distributors	0.03
Diversified consumer services	0.02
Diversified financial services	0.89
Diversified telecommunication services	0.39
Electric utilities	0.43
Electrical equipment	0.49
Electronic equipment, instruments & components	0.53
Energy equipment & services	0.64
Food & staples retailing	0.71
Food products	1.61
Gas utilities	0.17
Health care equipment & supplies	0.49
Health care providers & services	0.85
Health care technology	0.01
Hotels, restaurants & leisure	0.30
Household durables	0.71
Household products	0.01
Independent power producers & energy traders	0.40
Industrial conglomerates	0.48
Insurance	1.10
Internet & catalog retail	0.20
Internet software & services	0.89
IT services	0.46
Leisure equipment & products	0.87
Machinery	0.54
Marine	0.00	[2]
Media	1.49
Metals & mining	1.17
Multiline retail	0.94
Multi-utilities	0.18
Oil, gas & consumable fuels	4.40
Paper & forest products	0.09
Personal products	0.29

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification1 – (unaudited)

As a percentage of net assets as of October 31, 2012

Common stocks—(concluded)
Pharmaceuticals	0.90%
Professional services	0.20
Real estate investment trusts	1.89
Real estate management & development	0.54
Road & rail	0.36
Semiconductors & semiconductor equipment	1.76
Software	0.46
Specialty retail	1.38
Textiles, apparel & luxury goods	0.53
Thrifts & mortgage finance	0.07
Tobacco	0.77
Trading companies & distributors	0.29
Transportation infrastructure	0.24
Water utilities	0.11
Wireless telecommunication services	0.33
Total common stocks	41.28

Preferred stocks
Electric utilities	0.02
Household products	0.19
Total preferred stocks	0.21

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification1 – (unaudited)

As a percentage of net assets as of October 31, 2012

Rights	0.00%[2]

Investment companies	0.39

US government obligations	9.09

Corporate notes
Airplanes	0.03
Auto manufacturers	0.14
Banking non-US	1.10
Banking US	0.01
Beverage	0.11
Building materials	0.20
Chemicals	0.06
Commercial Services	0.08
Diversified banking institution	1.22
Diversified financial services	0.30
Diversified operations	0.16
Electric-generation	0.11
Electric-integrated	0.66
Energy-alternate sources	0.01
Engineering & construction	0.04
Finance-auto loans	0.18
Finance-consumer loans	0.12
Food-misc/diversified	0.03
Food-retail	0.11
Gas-distribution	0.12
Gas-transportation	0.04
Household products	0.08
Insurance	0.33
Investment companies	0.03
Machinery-general industrial	0.05
Medical	0.08
Money center banks	0.22
Multimedia	0.04
Oil & gas	0.13
Paper & forest products	0.02
Reinsurance	0.05
REITS-diversified	0.13
Retail-discount	0.02
Retail-major department store	0.11
Rubber-tires	0.03
Satellite telecommunications	0.06
Steel-producers	0.11
Telecommunications	0.56
Tobacco	0.17
Transactional software	0.06
Transportation	0.08
Water	0.08
Total corporate notes	7.27

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification1 – (unaudited)

As a percentage of net assets as of October 31, 2012

Non-US government obligations	3.19%

Short-term corporate obligations	1.38

Time deposits	8.52

Short-term US government obligations	17.97

Repurchase agreements	10.56

Options and swaptions purchased
Call options & swaptions purchased	0.78
Put options & swaptions purchased	0.32
Total options	1.10

Investments sold short
Common stocks
Capital markets	(0.05)
Chemicals	(0.07)
Commercial banks	(0.10)
Communications equipment	(0.01)
Diversified financial services	(0.34)
Diversified telecommunication services	(0.16)
Electric utilities	(0.02)
Energy equipment & services	(0.25)
Food products	(0.37)
Hotels, restaurants & leisure	(0.25)
Industrial conglomerates	(0.28)
Insurance	(0.42)
Marine	(0.14)
Metals & mining	(0.72)
Oil, gas & consumable fuels	(0.77)
Specialty retail	(0.14)
Transportation infrastructure	(0.15)
Wireless telecommunication services	(0.12)
Total investments sold short	(4.36)
Other assets in excess of liabilities	3.40
Net assets	100.00%

[1]

Figures represent the industry breakdown of direct investments of PACE Alternative Strategies Investments. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

[2]	Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2012.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—41.28%
Antigua and Barbuda—0.01%
Sinovac Biotech Ltd.*	15,400	45,430

Argentina—0.01%
YPF SA, ADR	4,245	47,417

Australia—1.02%
Asciano Ltd.	1,394	6,599
Brambles Ltd.	142,926	1,077,125
BWP Trust	14,034	30,447
Centro Retail Australia	13,640	30,442
CFS Retail Property Trust Group	29,916	60,711
Charter Hall Retail REIT	16,127	60,769
Energy Resources of Australia Ltd.*	24,400	35,713
Evolution Mining Ltd.*	15,734	32,584
FKP Property Group	132,687	30,577
Goodman Group	159,971	735,636
GPT Group	16,307	60,262
Incitec Pivot Ltd.	16,361	53,668
Investa Office Fund	38,792	119,596
Karoon Gas Australia Ltd.*	9,054	52,444
Kingsgate Consolidated Ltd.	30,132	171,719
Medusa Mining Ltd.	29,778	188,557
Mirvac Group	39,110	61,100
Northern Star Resources Ltd.	23,664	31,565
Regis Resources Ltd.*	5,310	29,600
Santos Ltd.	71,083	849,296
Silver Lake Resources Ltd.*	7,703	28,066
SP Ausnet	476,826	524,667
St. Barbara Ltd.*	13,758	27,063
Stockland	210,836	757,250
Westfield Retail Trust	38,158	122,791
Total Australia common stocks		5,178,247

Austria—0.17%
Oesterreichische Post AG	20,588	793,082
Zumtobel AG	6,329	67,620
Total Austria common stocks		860,702

Belgium—0.35%
Ageas	14,110	359,098
AGFA-Gevaert N.V.*	30,718	50,167
Delhaize Group	3,301	126,197
Groupe Bruxelles Lambert SA	1,091	80,547

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
UCB SA	1,570	91,573
Umicore SA	21,008	1,078,152
Total Belgium common stocks		1,785,734

Bermuda—0.87%
Asian Citrus Holdings Ltd.	66,391	37,179
Bunge Ltd.	2,060	146,322
Catlin Group Ltd.	16,419	124,850
Cheung Kong Infrastructure Holdings Ltd.	25,900	151,723
Clear Media Ltd.	79,000	40,774
Continental Gold Ltd.*	7,800	74,271
Esprit Holdings Ltd.	29,700	38,629
First Pacific Co. Ltd.	316,000	351,879
Huabao International Holdings Ltd.	358,750	179,142
Kunlun Energy Co. Ltd.	69,500	129,135
Lancashire Holdings Ltd.	27,154	378,164
Lazard Ltd., Class A	26,158	770,615
Marvell Technology Group Ltd.[1]	120,269	948,922
Noble Group Ltd.	14,653	15,736
PartnerRe Ltd.[1]	12,688	1,027,728
PureCircle Ltd.*	2,462	9,595
Total Bermuda common stocks		4,424,664

Brazil—0.12%
Banco Santander Brasil SA, ADS	30,967	210,576
Cia de Saneamento Basico do Estado de Sao Paulo	3,200	135,465
HRT Participacoes em Petroleo SA*	12,800	38,443
Minerva SA	1,592	8,622
Petroleo Brasileiro SA, ADR	2,700	57,267
SLC Agricola SA	3,200	30,565
Tractebel Energia SA	6,400	110,288
Total Brazil common stocks		591,226

Canada—2.51%
Advantage Oil & Gas Ltd.*	19,600	70,648
Agrium, Inc.	18,204	1,917,093
Alacer Gold Corp.*	13,266	72,789
Alamos Gold, Inc.	9,047	177,090
Bank of Nova Scotia	3,900	211,840
Banro Corp.*	39,387	182,196
Boardwalk Real Estate Investment Trust	1,428	91,892
Brookfield Office Properties, Inc.	29,100	448,118
Canadian Apartment Properties REIT	3,200	78,434
Canadian National Railway Co.	1,618	139,711
Canadian Natural Resources Ltd.	1,570	47,414
Canadian Real Estate Investment Trust	1,444	60,203

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Canadian Tire Corp. Ltd., Class A	14,900	1,066,087
Cenovus Energy, Inc.	12,437	438,704
Colossus Minerals, Inc.*	15,967	90,646
Cominar Real Estate Investment Trust	500	11,940
Crombie Real Estate Investment Trust	1,986	30,006
Detour Gold Corp.*	2,128	59,957
Dundee Real Estate Investment Trust	1,619	59,411
Empire Co. Ltd.	9,600	559,323
Enbridge, Inc.	4,080	162,342
Encana Corp.	6,610	148,911
Genworth MI Canada, Inc.	14,500	297,041
Golden Star Resources Ltd.*	47,677	95,354
IAMGOLD Corp.	7,800	121,051
IGM Financial, Inc.	3,100	123,007
Maple Leaf Foods, Inc.	613	6,813
Metro, Inc.	4,300	253,673
National Bank of Canada	22,000	1,700,085
Nevsun Resources Ltd.	27,467	131,842
Nexen, Inc.	1,100	26,268
Northern Dynasty Minerals Ltd.*	9,900	35,189
Osisko Mining Corp.*	6,154	60,446
Painted Pony Petroleum Ltd., Class A*	9,400	101,647
Potash Corp. of Saskatchewan, Inc.	2,756	110,792
Primaris Retail Real Estate Investment Trust	2,546	59,677
RioCan Real Estate Investment Trust	81,198	2,214,602
Rubicon Minerals Corp.*	16,775	59,719
SEMAFO, Inc.	41,315	165,467
Suncor Energy, Inc.	22,846	766,756
TransCanada Corp.	1,630	73,393
Uranium Participation Corp.*	16,600	82,605
Yamana Gold, Inc.	9,814	198,196
Total Canada common stocks		12,808,378

Cayman Islands—0.78%
51job, Inc., ADR*	12,029	565,724
AMVIG Holdings Ltd.	220,000	65,290
Baidu, Inc., ADR*	7,473	796,771
China Mengniu Dairy Co. Ltd.	122,000	369,933
China Metal Recycling Holdings Ltd.	463,200	463,197
China Modern Dairy Holdings Ltd.*	46,562	12,076
Ctrip.com International Ltd., ADR*	4,150	83,041
Daphne International Holdings Ltd.	22,000	26,542
ENN Energy Holdings Ltd.	34,900	145,228
Focus Media Holding Ltd., ADR	11,077	261,196
Giant Interactive Group, Inc., ADR	10,300	53,045
Golden Meditech Holdings Ltd.	344,000	40,836

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Intime Department Store Group Co. Ltd.	126,100	149,367
Maoye International Holdings Ltd.	436,000	87,762
MGM China Holdings Ltd.	156,000	281,805
Minth Group Ltd.	356,000	359,672
New Oriental Education & Technology Group, Inc., ADR	3,100	52,266
Perfect World Co. Ltd., ADR	5,300	56,339
Vinda International Holdings Ltd.	26,000	36,299
Xingda International Holdings Ltd.	156,000	55,153
Total Cayman Islands common stocks		3,961,542

China—0.15%
Anhui Conch Cement Co. Ltd., Class H	16,500	57,058
Bank of China Ltd., Class H	90,000	37,045
China Pacific Insurance Group Co. Ltd., Class H	46,200	144,858
China Shenhua Energy Co. Ltd., Class H	28,500	121,354
Dongfeng Motor Group Co. Ltd., Class H	113,000	139,973
Sinotrans Ltd., Class H	480,000	74,322
Zhaojin Mining Industry Co. Ltd., Class H	51,481	86,355
Zijin Mining Group Co. Ltd., Class H	226,518	91,191
Total China common stocks		752,156

Denmark—0.23%
AP Moeller - Maersk A/S, Class B	1	6,978
H. Lundbeck A/S	5,876	102,300
Novo Nordisk A/S, Class B	6,772	1,091,338
Total Denmark common stocks		1,200,616

Finland—0.22%
Elisa Oyj	4,645	99,581
Wartsila Oyj	25,779	1,042,833
Total Finland common stocks		1,142,414

France—1.01%
Aeroports de Paris (ADP)	124	9,587
Alcatel-Lucent*	20,164	20,516
Alten	3,839	120,741
BNP Paribas SA	4,797	241,306
Cap Gemini	6,918	290,792
Ciments Francais SA	1,044	63,532
Compagnie de Saint-Gobain	8,253	290,855
Devoteam SA	2,652	30,593
Electricite de France SA	2,979	63,034
France Telecom SA	8,995	100,289
GDF Suez	9,976	228,932
GFI Informatique	11,864	43,211
Groupe Steria S.C.A.	5,336	86,142

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Ingenico SA	10,337	547,186
L’Oreal SA	4,555	580,182
Lagardere S.C.A.	4,924	134,569
Peugeot SA*	17,772	113,702
Renault SA	3,710	165,949
Sanofi	10,936	961,327
Societe Generale SA*	7,030	223,470
Suez Environnement Co.	5,549	58,927
Thales SA	5,448	191,612
Total SA	9,108	458,283
Vallourec SA	72	2,962
Vinci SA	198	8,763
Vivendi	6,351	129,940
Total France common stocks		5,166,402

Germany—0.44%
Allianz SE	1,805	223,801
Asian Bamboo AG	1,026	7,909
Deutsche Lufthansa AG	12,294	187,872
Deutsche Post AG	10,752	213,154
Elmos Semiconductor AG	3,428	29,694
Kabel Deutschland Holding AG	14,510	1,045,488
RWE AG	4,522	206,636
Salzgitter AG	2,868	124,104
Siemens AG	117	11,759
Suedzucker AG	4,751	184,094
Total Germany common stocks		2,234,511

Greece—0.01%
OPAP SA	8,329	53,222

Hong Kong—1.13%
AIA Group Ltd.	32,900	130,326
Beijing Enterprises Holdings Ltd.	20,500	132,389
BOC Hong Kong (Holdings) Ltd.	310,500	955,533
China Agri-Industries Holdings Ltd.	20,277	12,689
Dah Chong Hong Holdings Ltd.	64,000	60,366
Dah Sing Financial Holdings Ltd.	24,800	95,359
Guangdong Investment Ltd.	330,000	269,960
Power Assets Holdings Ltd.	124,500	1,058,645
Shanghai Industrial Holdings Ltd.	47,000	151,005
Sino Land Co. Ltd.	228,000	408,338
The Link REIT	477,000	2,372,675
Wheelock & Co. Ltd.	23,000	100,606
Total Hong Kong common stocks		5,747,891

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—0.07%
Allahabad Bank	18,939	47,915
Canara Bank Ltd.	9,625	71,729
Corporation Bank	7,377	54,483
Karnataka Bank Ltd.	27,848	70,196
Tata Motors Ltd., ADR	5,714	137,993
Total India common stocks		382,316

Indonesia—0.08%
PT Lippo Karawaci Tbk	4,417,500	427,722

Ireland—0.22%
Aer Lingus Group PLC	74,836	100,879
Elan Corp. PLC, ADR*	6,245	67,446
Grafton Group PLC	24,820	110,119
Seagate Technology PLC[1]	31,244	853,586
Total Ireland common stocks		1,132,030

Israel—0.02%
Orbotech Ltd.*	10,230	84,500

Italy—0.35%
Ansaldo STS SpA	7,924	64,397
Buzzi Unicem SpA	9,695	115,043
Eni SpA	8,969	205,882
Fiat Industrial SpA	2,735	29,618
Finmeccanica SpA*	30,955	153,347
Geox SpA	34,855	99,300
Intesa Sanpaolo SpA	101,197	162,515
Italcementi SpA	14,032	70,931
Maire Tecnimont SpA*	87,772	70,023
Saras SpA*	41,018	54,814
Snam SpA	109,725	485,539
UBI Banca SpA	21,265	83,570
UniCredit SpA*	44,959	198,480
Total Italy common stocks		1,793,459

Japan—4.07%
ACOM Co. Ltd.*	2,530	74,699
Aeon Delight Co. Ltd.	4,500	92,559
Aizawa Securities Co. Ltd.	21,600	38,422
Alpha Systems, Inc.	2,600	30,713
Alpine Electronics, Inc.	11,200	97,227
Amada Co. Ltd.	40,700	206,483
Benesse Holdings, Inc.	1,455	70,080
Cawachi Ltd.	3,800	81,017
Central Japan Railway Co.	3,200	275,385

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Chubu Electric Power Co., Inc.	7,900	81,444
Chubu Steel Plate Co. Ltd.	6,900	23,596
CyberAgent, Inc.	18	35,986
Daido Steel Co., Ltd.	38,000	164,700
Daiichi Sankyo Co. Ltd.	13,200	201,729
Daiwa House Industry Co. Ltd.	4,000	60,579
DeNA Co. Ltd.	6,020	187,847
Digital Garage, Inc.	18	34,769
Don Quijote Co. Ltd.	2,300	90,611
Doshisha Co. Ltd.	2,500	69,585
DTS Corp.	6,800	93,784
Eisai Co. Ltd.	7,480	333,100
en-japan, inc.	55	58,769
Exedy Corp.	13,300	257,903
FANUC Corp.	227	36,141
Fuji Electric Co. Ltd.	68,000	137,993
Fuji Machine Manufacturing Co. Ltd.	2,000	28,285
Fuji Media Holdings, Inc.	34	50,342
FUJIFILM Holdings Corp.	9,100	153,434
Funai Electric Co., Ltd.	7,500	101,278
Gendai Agency, Inc.	31	35,376
Gree, Inc.	33,900	591,116
Hankyu Hanshin Holdings, Inc.	3,246	17,972
Hisaka Works Ltd.	4,000	27,809
Hitachi Chemical Co. Ltd.	8,800	124,014
Hitachi High-Technologies Corp.	12,500	273,550
Hitachi Kokusai Electric, Inc.	19,000	128,761
Hokuhoku Financial Group, Inc.	4,000	6,364
Hosiden Corp.	17,100	92,751
Idemitsu Kosan Co. Ltd.	13,500	1,161,781
Inpex Corp.	33	188,087
Isuzu Motors Ltd.	12,900	68,192
Japan Digital Laboratory Co. Ltd.	9,400	97,968
Japan Petroleum Exploration Co. Ltd.	7,800	293,611
Japan Tobacco, Inc.	14,100	389,635
JX Holdings, Inc.	35,400	188,463
K’s Holdings Corp.	6,450	172,663
Keihin Corp.	9,500	114,481
Koito Manufacturing Co. Ltd.	25,000	310,347
Komatsu Ltd.	490	10,263
Komori Corp.	12,000	62,834
Konami Corp.	14,550	333,358
Kyocera Corp.	420	36,881
Meitec Corp.	5,100	112,311
Mimasu Semiconductor Industry Co. Ltd.	9,400	73,829
Miraial Co. Ltd.	4,700	89,490
Mitsubishi Corp.	453	8,086

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Mitsubishi Electric Corp.	8,900	66,446
Mitsubishi Gas Chemical Co., Inc.	15,000	74,032
Mitsubishi UFJ Financial Group, Inc.	86,300	390,258
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,140	178,399
Mitsui Fudosan Co. Ltd.	22,800	460,684
Mitsumi Electric Co. Ltd.*	17,200	82,736
Mixi, Inc.	40	67,544
Mizuho Financial Group, Inc.	1,500	2,349
NAMCO BANDAI Holdings, Inc.	79,900	1,255,100
Next Co. Ltd.	10,900	83,699
Nippon Express Co. Ltd.	27,000	98,760
Nippon Paper Group, Inc.	800	9,149
Nippon Yusen Kabushiki Kaisha	2,258	4,299
Nishimatsuya Chain Co. Ltd.	11,300	91,017
Nissan Motor Co. Ltd.	15,100	126,354
Nitto Denko Corp.	2,000	90,693
NOK Corp.	5,050	80,846
NSD Co. Ltd.	10,000	95,703
Olympus Corp.*	500	8,731
Ono Pharmaceutical Co. Ltd.	2,500	150,946
OPT, Inc.	39	45,678
Osaka Gas Co. Ltd.	22,600	93,140
Pal Co. Ltd.	1,400	71,464
Pigeon Corp.	375	17,287
Point, Inc.	3,150	119,955
Pola Orbis Holdings, Inc.	4,700	147,894
Proto Corp.	5,000	82,300
Rakuten, Inc.	4,100	36,876
Rohm Co. Ltd.	4,400	141,927
Roland Corp.	9,900	66,347
Secom Co. Ltd.	1,400	71,289
Sega Sammy Holdings, Inc.	49,750	937,915
Sekisui House Ltd.	170,000	1,735,563
Septeni Holdings Co. Ltd.	31	29,862
Seven & I Holdings Co. Ltd.	25,000	771,013
Shin-Etsu Polymer Co. Ltd.	21,200	70,640
Shinkawa Ltd.	17,900	76,461
Shinko Electric Industries Co. Ltd.	19,900	123,643
Shionogi & Co. Ltd.	16,500	273,657
Showa Denko K.K.	503,000	768,709
Simplex Holdings, Inc.	239	72,751
Softbank Corp.	650	20,576
Stanley Electric Co. Ltd.	8,300	114,368
Sumitomo Mitsui Financial Group, Inc.	7,000	214,305
Suzuken Co. Ltd.	700	22,088
T&D Holdings, Inc.	12,200	133,263
Taiheiyo Cement Corp.	311,000	662,282

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
The Eighteenth Bank Ltd.	10,000	26,181
The Higashi-Nippon Bank Ltd.	10,000	21,546
The Joyo Bank Ltd.	4,000	19,341
The Nishi-Nippon City Bank Ltd.	29,000	66,116
The Oita Bank Ltd.	21,000	70,500
The Tochigi Bank Ltd.	17,000	59,627
The Yamanashi Chuo Bank Ltd.	13,000	52,599
THK Co. Ltd.	3,100	51,531
Toei Animation Co. Ltd.	1,200	28,636
Tokai Rika Co. Ltd.	9,700	121,994
Tokai Rubber Industries Ltd.	12,400	109,663
Tokio Marine Holdings, Inc.	2,050	54,261
Tokyo Electron Ltd.	4,900	220,049
Tokyo Seimitsu Co. Ltd.	8,800	132,832
Toyota Boshoku Corp.	11,200	105,925
Toyota Tsusho Corp.	1,071	23,371
Tri-Stage, Inc.	4,400	56,164
Ushio, Inc.	11,100	117,076
Yahoo Japan Corp.	127	43,702
Yamato Kogyo Co. Ltd.	4,100	115,096
Yokogawa Electric Corp.	61,700	701,786
Zuken, Inc.	6,200	38,833
Total Japan common stocks		20,754,280

Jersey—0.47%
Centamin PLC*,2	96,768	99,630
Petrofac Ltd.	67,395	1,744,488
Randgold Resources Ltd., ADR	742	88,736
Shire PLC	17,012	478,507
Total Jersey common stocks		2,411,361

Luxembourg—0.01%
Adecoagro SA*	3,103	28,486
Kernel Holding SA*	374	7,825
Samsonite International SA	4,800	9,972
Total Luxembourg common stocks		46,283

Malaysia—0.10%
IGB Real Estate Investment Trust*	134,638	58,346
UEM Land Holdings Bhd*	667,600	464,646
Total Malaysia common stocks		522,992

Marshall Islands—0.06%
Scorpio Tankers, Inc.*	52,715	287,297

Mauritius—0.03%
Golden Agri-Resources Ltd.	277,011	141,935

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—0.53%
Delta Lloyd N.V.	9,373	155,869
Gemalto N.V.	13,089	1,181,124
ING Groep N.V.*	25,147	222,162
Koninklijke Philips Electronics N.V.	10,318	257,978
LyondellBasell Industries N.V., Class A1	13,881	741,107
TNT Express N.V.	679	7,152
Wolters Kluwer N.V.	7,022	135,886
Total Netherlands common stocks		2,701,278

Norway—0.30%
DNB ASA	89,899	1,122,693
Marine Harvest*	82,367	64,723
Storebrand ASA*	25,195	127,051
Telenor ASA	5,637	110,835
Yara International ASA	1,738	81,881
Total Norway common stocks		1,507,183

Papua New Guinea—0.19%
Oil Search Ltd.	124,044	958,003

Peru—0.03%
Cia de Minas Buenaventura SA, ADR	4,919	175,903

Portugal—0.20%
Galp Energia, SGPS SA	62,595	1,001,986

Russia—1.32%
Gazprom, ADR	172,693	1,578,414
LUKOIL, ADR	26,201	1,577,300
Magnit OJSC[3]	15,158	538,109
Mining and Metallurgical Co. Norilsk Nickel, ADR	37,359	573,087
NovaTek OAO, GDR[3]	1,900	216,600
Rosneft Oil Co., GDR[3]	118,356	875,834
Sberbank of Russia, ADR	63,554	740,404
Uralkali, GDR[3]	9,792	383,651
VTB Bank OJSC, GDR[3]	63,939	220,334
Total Russia common stocks		6,703,733

Singapore—0.94%
Ascendas Real Estate Investment Trust (A-REIT)	1,142,128	2,209,725
Bumitama Agri Ltd.*	9,562	7,878
CapitaCommercial Trust	59,229	76,233
First Resources Ltd.	16,760	28,167
Hutchison Port Holdings Trust	1,445,000	1,127,100
Mapletree Commercial Trust	66,075	65,544
Mapletree Industrial Trust	65,597	75,288

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Mapletree Logistics Trust	40,852	37,175
Olam International Ltd.	18,870	30,475
StarHub Ltd.	307,000	926,185
Suntec Real Estate Investment Trust	57,917	76,206
UOL Group Ltd.	8,069	37,441
Wilmar International Ltd.	13,510	34,223
Wing Tai Holdings Ltd.	27,073	38,508
Total Singapore common stocks		4,770,148

South Africa—0.02%
Raubex Group Ltd.	50,781	96,635

South Korea—0.58%
Daum Communications Corp.	2,424	208,260
GS Holdings Corp.	1,300	81,772
GS Home Shopping, Inc.	903	115,173
Hana Financial Group, Inc.	10,231	297,849
Hyundai Home Shopping Network Corp.	2,110	250,546
Hyundai Mobis	262	66,785
KB Financial Group, Inc.	2,880	97,972
KT Corp., ADR	41,524	703,832
KT&G Corp.	891	67,891
LIG Insurance Co. Ltd.	2,020	51,491
Lotte Shopping Co. Ltd.	325	100,575
Samsung Electronics Co. Ltd.	564	677,462
SK Telecom Co. Ltd.	1,628	229,138
Total South Korea common stocks		2,948,746

Spain—0.18%
ACS, Actividades de Contruccion y Servicios SA	246	5,251
Almirall SA	14,602	130,592
Banco Bilbao Vizcaya Argentaria SA	4,905	40,926
Banco de Sabadell SA*	12,000	29,210
Banco Popular Espanol SA	7,000	10,915
Grifols SA*	12,681	439,840
International Consolidated Airlines Group SA*	76,728	199,721
Repsol YPF SA	2,125	42,472
Total Spain common stocks		898,927

Sweden—0.45%
Castellum AB	1,050	14,065
Elekta AB, B Shares	58,164	828,672
Hufvudstaden AB, A Shares	3,848	48,877
Lundin Petroleum AB*	33,150	793,653
Sandvik AB	580	8,045

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Swedbank AB, A Shares	32,724	606,831
Total Sweden common stocks		2,300,143

Switzerland—1.08%
ABB Ltd.*	530	9,549
ACE Ltd.	5,813	457,192
Adecco SA*	4,286	207,282
Allreal Holding AG*	284	42,906
Aryzta AG*	31,467	1,571,154
Garmin Ltd.[1]	39,464	1,499,237
Geberit AG*	67	13,813
Micronas Semiconductor Holding AG*	8,584	73,646
PSP Swiss Property AG*	785	72,069
Roche Holding Genusschein AG	1,813	348,661
Swiss Prime Site AG*	936	78,142
Swiss Re AG*	2,772	191,537
Syngenta AG	2,443	954,326
Total Switzerland common stocks		5,519,514

Taiwan—0.03%
WPG Holdings Ltd.	113,000	136,548

Turkey—0.02%
Koza Altin Isletmeleri AS	4,279	93,100

United Kingdom—2.40%
African Barrick Gold PLC	23,507	160,842
Antofagasta PLC	31,820	645,463
ARM Holdings PLC	85,033	912,526
AstraZeneca PLC	7,629	354,257
Aveva Group PLC	16,580	532,444
BAE Systems PLC	32,304	162,752
Barclays PLC	54,155	198,818
BG Group PLC	2,507	46,424
BP PLC	361,512	2,586,167
Burberry Group PLC	37,564	706,816
Croda International PLC	9,704	344,673
easyJet PLC	5,146	51,902
Hays PLC	74,035	97,371
Home Retail Group PLC	61,143	112,582
ICAP PLC	22,157	116,242
Inmarsat PLC	81,994	749,580
Lloyds Banking Group PLC*	1,889,697	1,237,333
Mothercare PLC	23,698	106,123
National Grid PLC	16,419	187,195
Paragon Group of Cos. PLC	20,420	82,514
Persimmon PLC	6,713	86,123

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Petropavlovsk PLC	25,837	168,154
Redrow PLC*	29,051	73,978
Royal Dutch Shell PLC, A Shares	31,085	1,065,972
Severn Trent PLC	5,725	148,374
SIG PLC	79,975	135,125
SSE PLC	5,523	129,056
Standard Chartered PLC	22,445	530,089
Telecity Group PLC	25,589	372,267
Thomas Cook Group PLC*	143,081	47,334
Vodafone Group PLC	35,590	96,632
Total United Kingdom common stocks		12,245,128

United States—18.42%
3M Co.	509	44,588
ACCO Brands Corp.*	127,100	920,204
Acuity Brands, Inc.	11,604	750,779
Advance Auto Parts, Inc.	15,950	1,131,493
AES Corp.[1]	92,200	963,490
Aetna, Inc.[1]	720	31,464
AGCO Corp.*	1,143	52,018
Alexion Pharmaceuticals, Inc.*	684	61,820
Alleghany Corp.*	3,485	1,211,386
Allied Nevada Gold Corp.*	4,314	159,273
Altria Group, Inc.	33,906	1,078,211
American Vanguard Corp.	207	7,396
Amgen, Inc.	6,455	558,648
Anadarko Petroleum Corp.	441	30,345
Apple, Inc.	2,828	1,682,943
Arbitron, Inc.	44,250	1,608,930
Arthur J. Gallagher & Co.	20,432	724,110
Assurant, Inc.	3,300	124,773
AT&T, Inc.	2,850	98,582
AutoZone, Inc.*,1	2,643	991,125
Avnet, Inc.*	20,165	577,727
Ball Corp.	1,882	80,606
Bank of America Corp.	7,538	70,254
Baxter International, Inc.	11,795	738,721
Beam, Inc.	10,987	610,438
Belden, Inc.	36,700	1,313,860
Best Buy Co., Inc.[1]	36,900	561,249
BorgWarner, Inc.*	12,620	830,648
Calpine Corp.*	53,853	947,813
Carlisle Cos., Inc.	32,700	1,816,485
Caterpillar, Inc.	595	50,462
CF Industries Holdings, Inc.[1]	6,834	1,402,269
Chevron Corp.	603	66,457

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Cisco Systems, Inc.[1]	97,300	1,667,722
Citigroup, Inc.	46,634	1,743,645
Coach, Inc.[1]	20,292	1,137,367
ConAgra Foods, Inc.[1]	50,500	1,405,920
ConocoPhillips [1]	15,264	883,022
CSX Corp.	1,754	35,904
Deere & Co.	1,156	98,769
Deltic Timber Corp.	6,099	413,878
Diebold, Inc.	8,850	263,288
Dr. Pepper Snapple Group, Inc.	18,998	814,064
eBay, Inc.*	18,989	916,979
Emerson Electric Co.	710	34,385
Engility Holdings, Inc.*	36	684
EOG Resources, Inc.	1,401	163,203
Express Scripts Holding Co.*	15,336	943,777
Exxon Mobil Corp.	3,066	279,527
F5 Networks, Inc.*,1	7,800	643,344
Facebook, Inc., Class A*	2,630	55,532
Fiserv, Inc.*	21,310	1,596,971
Ford Motor Co.	65,317	728,938
Freeport-McMoRan Copper & Gold, Inc.	12,283	477,563
GameStop Corp., Class A1	48,362	1,104,105
GATX Corp.	28,078	1,164,114
General Electric Co.	2,674	56,314
Google, Inc., Class A*	1,743	1,184,839
Graphic Packaging Holding Co.*	8,200	48,544
Hanesbrands Inc.*	21,707	726,533
Hertz Global Holdings, Inc.*	568	7,537
Hologic, Inc.*	16,145	332,910
Honeywell International, Inc.	910	55,728
Humana, Inc.[1]	20,653	1,533,898
Ingredion, Inc.	1,434	88,134
Intel Corp.[1]	71,600	1,548,350
International Paper Co.	876	31,387
J.B. Hunt Transport Services, Inc.	9,766	573,264
JPMorgan Chase & Co.	45,030	1,876,850
Kansas City Southern	7,228	581,565
Kinder Morgan Management LLC*	2,003	149,588
Kinder Morgan, Inc.	3,071	106,594
KLA-Tencor Corp.[1]	30,682	1,427,327
Kohl’s Corp.[1]	31,100	1,657,008
Kraft Foods Group, Inc.*	16,152	734,593
L-3 Communications Holdings, Inc.	221	16,310
Liberty Global, Inc., Series C*	28,950	1,629,596
Lockheed Martin Corp.	268	25,104
Lorillard, Inc.[1]	12,170	1,411,842
Macy’s, Inc.[1]	40,179	1,529,615

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Marathon Oil Corp.[1]	47,700	1,433,862
Marathon Petroleum Corp.[1]	32,123	1,764,516
Mattel, Inc.	58,730	2,160,089
Maxim Integrated Products, Inc.	46,240	1,272,756
Micron Technology, Inc.*	108,414	588,146
Microsoft Corp.[1]	32,594	930,070
Mondelez International, Inc., Class A	19,521	518,087
Monsanto Co.	1,329	114,387
Monster Beverage Corp.*,1	16,723	747,016
National-Oilwell Varco, Inc.	11,601	854,994
NextEra Energy, Inc.	2,230	156,234
Occidental Petroleum Corp.	8,392	662,632
ON Semiconductor Corp.*	101,518	624,336
Pall Corp.	16,634	1,047,277
Penn National Gaming, Inc.*	9,132	369,207
PG&E Corp.	2,650	112,678
Philip Morris International, Inc.	11,170	989,215
Polycom, Inc.*	41,442	415,249
Post Holdings, Inc.*	18,000	567,900
Precision Castparts Corp.	4,725	817,756
priceline.com, Inc.*	900	516,393
R.R. Donnelley & Sons Co.[1]	32,600	326,652
Ralcorp Holdings, Inc.*	12,290	887,215
Raytheon Co.	722	40,836
Rock-Tenn Co., Class A	925	67,701
Safeway, Inc.[1]	77,611	1,265,835
SEACOR Holdings, Inc.*	7,510	658,702
Silgan Holdings, Inc.	2,500	108,275
SLM Corp.[1]	103,066	1,811,900
Sohu.com, Inc.*	2,714	103,078
Sprint Nextel Corp.*	76,760	425,250
Staples, Inc.[1]	77,102	887,830
Starbucks Corp.	14,649	672,389
State Street Corp.[1]	26,700	1,190,019
Stryker Corp.	10,435	548,881
The Boeing Co.	513	36,136
The Charles Schwab Corp.	45,174	613,463
The Estee Lauder Cos., Inc., Class A	12,535	772,407
The Goldman Sachs Group, Inc.	1,887	230,950
The Home Depot, Inc.	18,492	1,135,039
The Mosaic Co.	2,282	119,440
The Walt Disney Co.	23,177	1,137,295
Time Warner Cable, Inc.	7,775	770,580
Titanium Metals Corp.	12,900	151,059
TJX Cos., Inc.	17,788	740,514
TransDigm Group, Inc.	5,325	709,343
Tyson Foods, Inc., Class A1	75,200	1,264,112

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
UGI Corp.	4,900	158,221
Union Pacific Corp.	629	77,386
United Parcel Service, Inc., Class B	587	42,998
United Technologies Corp.	614	47,990
UnitedHealth Group, Inc.[1]	31,100	1,741,600
US Bancorp	5,552	184,382
Virgin Media, Inc.	11,362	371,992
Websense, Inc.*	11,100	146,742
WellPoint, Inc.	689	42,222
Wells Fargo & Co.	60,330	2,032,518
Western Union Co.	9,390	119,253
Weyerhaeuser Co.	958	26,527
Whiting Petroleum Corp.*	1,437	60,383
Wisconsin Energy Corp.	3,190	122,719
Zep, Inc.	7,300	104,609
Total United States common stocks		93,821,941

Venezuela—0.08%
DS Smith PLC	110,562	380,747
Total Common stocks (cost—$202,572,451)		210,244,390

Preferred stocks—0.21%
Brazil—0.02%
Companhia Paranaense de Energia*	7,100	104,872

Germany—0.19%
Henkel AG & Co. KGaA	11,943	953,717
Total preferred stocks (cost—$879,017)		1,058,589

	Number of rights
Rights—0.00%
Hong Kong—0.00%
Esprit Holdings Ltd., expires 11/19/12* (cost —$0)	14,850	3,985

	Number of shares
Investment companies—0.39%
Hong Kong—0.01%
iShares FTSE A50 China Index ETF	44,600	56,167

United States—0.38%
Energy Select Sector SPDR Fund	2,318	166,618

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
United States—(concluded)
Financial Select Sector SPDR Fund	38,336	608,775
Health Care Select Sector SPDR Fund	7,078	283,120
iShares Nasdaq Biotechnology Index Fund	633	83,436
Market Vectors Gold Miners ETF	12,200	644,770
Market Vectors Oil Service ETF*	4,159	160,080
Total United States common stocks		1,946,799
Total investment companies (cost—$1,920,167)		2,002,966

	Face amount[4]
US government obligations—9.09%
US Treasury Inflation Index Bonds (TIPS)
0.125%, due 01/15/22	1,149,990		1,257,801
1.125%, due 01/15/21	1,021,371		1,207,851
1.750%, due 01/15/28	2,402,364		3,148,598
2.000%, due 07/15/14	2,175,107		2,304,253
2.000%, due 01/15/26	721,843		957,796
2.125%, due 02/15/40	1,723,221		2,563,291
2.125%, due 02/15/41	818,308		1,227,718
2.375%, due 01/15/25	2,298,526		3,142,696
2.375%, due 01/15/27	799,526		1,115,214
2.625%, due 07/15/17	1,455,895		1,748,780
3.375%, due 04/15/32	389,304		651,172
3.875%, due 04/15/29	2,327,294		3,907,489
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/16	2,356,291		2,484,046
0.500%, due 04/15/15	1,377,480		1,439,036
1.250%, due 07/15/20[1]	4,679,934		5,581,186
1.375%, due 07/15/18[1]	6,679,204		7,795,887
1.625%, due 01/15/15	1,047,068		1,114,637
1.875%, due 07/15/13	213,200		218,064
1.875%, due 07/15/15	1,297,883		1,418,445
2.000%, due 01/15/14	224,386		232,766
2.375%, due 01/15/17	2,379,161		2,774,325
Total US government obligations (cost—$43,284,873)			46,291,051

Corporate notes—7.27%
Australia—0.03%
Santos Finance Ltd.
8.250%, due 09/22/70[5]	EUR	100,000	135,448

Cayman Islands—0.10%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16	EUR	150,000	220,319
IPIC GMTN Ltd.
4.875%, due 05/14/16[3]	EUR	100,000	143,225

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
Cayman Islands—(concluded)
Thames Water Utilities Ltd.
3.250%, due 11/09/16	EUR	100,000	139,838
Total Cayman Islands corporate notes			503,382

Czech Republic—0.06%
CEZ AS
4.500%, due 06/29/20	EUR	200,000	300,222

Denmark—0.25%
AP Moeller - Maersk A/S
4.875%, due 10/30/14	EUR	120,000	165,782
Carlsberg Breweries A/S
6.000%, due 05/28/14	EUR	100,000	139,923
Danske Bank A/S
4.100%, due 03/16/18[5]	EUR	60,000	78,183
4.750%, due 06/04/14	EUR	200,000	274,597
3.875%, due 02/28/17	EUR	100,000	141,196
Dong Energy A/S
4.875%, due 05/07/14	EUR	160,000	219,948
7.750%, due 06/01/3010[5]	EUR	75,000	109,849
TDC A/S
4.375%, due 02/23/18[3]	EUR	100,000	146,692
Total Denmark corporate notes			1,276,170

Finland—0.03%
Teollisuuden Voima OYJ
4.625%, due 02/04/19[3]	EUR	100,000	143,763

France—1.52%
Aeroports de Paris
3.875%, due 02/15/22	EUR	100,000	144,806
Alstom SA
4.000%, due 09/23/14	EUR	200,000	273,090
Areva SA
3.875%, due 09/23/16	EUR	50,000	67,588
ASF
7.375%, due 03/20/19	EUR	150,000	254,397
AXA SA
5.250%, due 04/16/40[5]	EUR	200,000	248,968
Banque PSA Finance SA
6.000%, due 07/16/14[3]	EUR	100,000	134,048
BNP Paribas SA
3.000%, due 02/24/17	EUR	150,000	204,816
4.730%, due 04/12/16[5,6]	EUR	100,000	110,173
BPCE SA
4.500%, due 02/10/22	EUR	100,000	146,785
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	350,000	500,029

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
France—(concluded)
Cie de St. Gobain
4.500%, due 09/30/19[3]	EUR	140,000	200,068
Cie Financiere et Industrielle des Autoroutes
5.000%, due 05/24/21	EUR	100,000	152,651
CNP Assurances
6.875%, due 09/30/41[5]	EUR	100,000	121,838
Credit Agricole SA
3.000%, due 07/20/15	EUR	100,000	135,777
3.875%, due 02/13/19	EUR	100,000	142,146
3.900%, due 04/19/21	EUR	50,000	61,599
Electricite de France
3.875%, due 01/18/22	EUR	100,000	142,729
6.250%, due 01/25/21	EUR	300,000	497,644
Eutelsat SA
5.000%, due 01/14/19[3]	EUR	200,000	301,435
France Telecom SA
8.125%, due 01/28/33		100,000	201,586
GDF Suez
3.500%, due 10/18/22	EUR	100,000	141,608
6.875%, due 01/24/19	EUR	100,000	168,452
Lafarge SA
8.875%, due 05/27/14[3,7]	EUR	120,000	171,579
Lagardere SCA
4.875%, due 10/06/14	EUR	150,000	203,052
Pernod-Ricard SA
4.875%, due 03/18/16	EUR	200,000	287,263
PPR
3.750%, due 04/08/15	EUR	394,000	543,356
RCI Banque SA
3.250%, due 01/17/14[3]	EUR	180,000	237,553
4.000%, due 12/02/13[3]	EUR	140,000	185,951
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	136,368
Societe Generale SA
2.500%, due 01/15/14[3]		160,000	160,880
3.750%, due 08/21/14	EUR	150,000	203,727
4.750%, due 03/02/21	EUR	200,000	298,369
9.375%, due 09/12/15[5,6]	EUR	100,000	134,476
Suez Environnement Co.
4.125%, due 06/24/22	EUR	50,000	73,602
Unibail-Rodamco SE
3.375%, due 03/11/15[3]	EUR	180,000	245,985
Valeo SA
5.750%, due 01/19/17	EUR	100,000	145,992
Veolia Environnement SA
4.625%, due 03/30/27	EUR	100,000	142,745
Vivendi SA
4.250%, due 12/01/16	EUR	50,000	70,932
4.750%, due 07/13/21	EUR	100,000	146,833
Total France corporate notes			7,740,896

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
Germany—0.15%
Evonik Industries AG
7.000%, due 10/14/14[3]	EUR	100,000	144,020
RWE AG
4.625%, due 09/28/15[5,6]	EUR	125,000	164,459
Thyssenkrupp AG
8.000%, due 06/18/14	EUR	220,000	312,168
Volkswagen Leasing GmbH
2.750%, due 07/13/15	EUR	100,000	136,003
Total Germany corporate notes			756,650

Ireland—0.28%
Bord Gais Eireann
5.750%, due 06/16/14	EUR	50,000	68,245
ESB Finance Ltd.
6.250%, due 09/11/17[3]	EUR	100,000	144,417
FGA Capital Ireland PLC
4.000%, due 03/28/13[3]	EUR	100,000	130,412
5.250%, due 02/28/14	EUR	100,000	131,868
GE Capital European Funding
2.000%, due 02/27/15[3]	EUR	34,000	45,129
3.750%, due 04/04/16	EUR	350,000	491,108
4.750%, due 07/30/14	EUR	26,000	35,974
5.250%, due 05/18/15	EUR	150,000	215,182
6.000%, due 01/15/19	EUR	50,000	79,489
LeasePlan Finance N.V.
3.750%, due 03/18/13	EUR	60,000	78,485
The Governor & Co. of the Bank of Ireland
4.625%, due 04/08/13	EUR	20,000	25,890
Total Ireland corporate notes			1,446,199

Italy—0.54%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24	EUR	50,000	66,858
Banco Popolare SC
4.000%, due 04/06/13	EUR	200,000	259,982
Edison SpA
3.250%, due 03/17/15	EUR	100,000	134,152
Enel SpA
5.250%, due 01/14/15	EUR	460,000	634,286
Intesa Sanpaolo SpA
3.375%, due 01/19/15	EUR	200,000	260,487
3.750%, due 11/23/16	EUR	200,000	255,809
5.000%, due 02/28/17[3]	EUR	100,000	133,283
5.750%, due 05/28/18[5]	EUR	150,000	177,410
Snam SpA
5.000%, due 01/18/19[3]	EUR	150,000	212,206
Telecom Italia Capital SA
5.250%, due 11/15/13		120,000	123,600

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
Italy—(concluded)
Telecom Italia SpA
6.125%, due 12/14/18	EUR	150,000	214,264
UniCredit SpA
4.250%, due 07/31/18[3]	EUR	100,000	138,344
4.875%, due 03/07/17	EUR	100,000	132,942
Total Italy corporate notes			2,743,623

Jersey—0.08%
ASIF III Jersey Ltd.
4.750%, due 09/11/13	EUR	150,000	199,943
BAA Funding Ltd.
4.125%, due 10/12/16	EUR	50,000	71,086
4.375%, due 01/25/17	EUR	100,000	143,403
Total Jersey corporate notes			414,432

Luxembourg—0.15%
ArcelorMittal
8.250%, due 06/03/13	EUR	125,000	167,721
9.000%, due 02/15/15[7]		50,000	55,500
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18[3]	EUR	100,000	138,214
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15		100,000	146,465
Talanx Finanz Luxembourg SA
8.367%, due 06/15/42[3,5]	EUR	100,000	143,263
Wind Acquisition Finance SA
7.375%, due 02/15/18[3]	EUR	100,000	126,050
Total Luxembourg corporate notes			777,213

Mexico—0.06%
America Movil SAB de C.V.
4.125%, due 10/25/19	EUR	200,000	292,982

Netherlands—1.07%
ABB Finance BV
2.625%, due 03/26/19[3]	EUR	150,000	203,852
ABN Amro Bank N.V.
4.250%, due 04/11/16	EUR	300,000	427,371
6.375%, due 04/27/21[3]	EUR	100,000	138,696
Achmea BV
7.375%, due 06/16/14	EUR	100,000	142,224
Allianz Finance II BV
4.750%, due 07/22/19	EUR	50,000	75,721
BMW Finance N.V.
4.000%, due 09/17/14	EUR	200,000	275,432
Conti-Gummi Finance BV
7.500%, due 09/15/17[3]	EUR	100,000	139,077

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, due 05/05/16[3]	EUR	75,000	107,558
CRH Finance BV
5.000%, due 01/25/19	EUR	100,000	147,783
7.375%, due 05/28/14	EUR	100,000	142,028
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	100,000	137,817
4.750%, due 03/14/18	EUR	52,000	79,264
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	200,000	308,289
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[5,6]	EUR	100,000	125,726
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	300,000	432,321
ING Bank N.V.
3.375%, due 03/03/15	EUR	120,000	162,883
4.000%, due 12/23/16[3]	EUR	150,000	211,486
4.625%, due 03/15/19[5]	EUR	120,000	150,633
KBC IFIMA N.V.
3.875%, due 03/31/15[3]	EUR	180,000	244,576
4.375%, due 10/26/15[3]	EUR	100,000	138,383
Koninklijke KPN N.V.
4.250%, due 03/01/22[3]	EUR	100,000	139,323
4.750%, due 01/17/17	EUR	120,000	174,231
LeasePlan Corp. N.V.
3.875%, due 09/16/15[3]	EUR	100,000	137,209
Linde Finance BV
7.375%, due 07/14/66[5]	EUR	120,000	181,979
Metro Finance BV
9.375%, due 11/28/13	EUR	50,000	70,596
OI European Group BV
6.750%, due 09/15/20[3]	EUR	100,000	144,197
Rabobank Nederland
3.500%, due 10/17/18	EUR	96,000	136,100
RWE Finance BV
4.625%, due 07/23/14	EUR	200,000	276,531
SNS Bank N.V.
3.625%, due 07/18/13	EUR	10,000	13,120
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	66,911
Volkswagen International Finance N.V.
2.125%, due 01/19/15[3]	EUR	98,000	130,728
Ziggo Bond Co.
8.000%, due 05/15/18[3]	EUR	120,000	170,703
Total Netherlands corporate notes			5,432,748

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
Norway—0.03%
DnB NOR Bank ASA
4.375%, due 02/24/21[3]	EUR	110,000	164,233

Spain—0.39%
Amadeus Capital Markets SA
4.875%, due 07/15/16	EUR	200,000	281,192
Banco Bilbao Vizcaya Argentaria SA
4.250%, due 03/30/15	EUR	200,000	266,053
BBVA Senior Finance SAU
4.375%, due 09/21/15	EUR	100,000	131,062
Gas Natural Capital Markets SA
4.125%, due 01/26/18	EUR	200,000	261,441
Iberdrola Finanzas SAU
4.750%, due 01/25/16	EUR	200,000	275,494
4.875%, due 03/04/14	EUR	100,000	135,025
Santander International Debt SAU
3.500%, due 08/12/14[3]	EUR	200,000	260,280
Telefonica Emisiones SAU
4.797%, due 02/21/18[3]	EUR	200,000	270,913
4.967%, due 02/03/16[3]	EUR	100,000	137,184
Total Spain corporate notes			2,018,644

Sweden—0.25%
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	128,596
4.000%, due 06/29/20	EUR	100,000	146,759
6.250%, due 09/10/18[5]	EUR	200,000	268,442
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15[3]	EUR	100,000	134,982
Svenska Handelsbanken AB
4.375%, due 10/20/21[3]	EUR	200,000	302,029
TeliaSonera AB
3.625%, due 02/14/24[3]	EUR	100,000	140,696
3.875%, due 10/01/25	EUR	100,000	144,392
Total Sweden corporate notes			1,265,896

United Kingdom—1.20%
Abbey National Treasury Services PLC
3.375%, due 10/20/15	EUR	150,000	204,814
Aviva PLC
5.250%, due 10/02/23[5]	EUR	100,000	129,939
5.700%, due 09/29/15[5,6]	EUR	50,000	60,271
Barclays Bank PLC
5.250%, due 05/27/14[3]	EUR	175,000	242,133
6.625%, due 03/30/22[3]	EUR	120,000	170,255
BAT International Finance PLC
3.625%, due 11/09/21[3]	EUR	200,000	285,438
BG Energy Capital PLC
3.000%, due 11/16/18[3]	EUR	100,000	139,349

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Brambles Finance PLC
4.625%, due 04/20/18	EUR	200,000	297,207
British Telecommunications PLC
6.125%, due 07/11/14	EUR	100,000	140,888
Experian Finance PLC
4.750%, due 02/04/20	EUR	100,000	152,257
FCE Bank PLC
4.750%, due 01/19/15[3]	EUR	150,000	207,512
G4S International Finance PLC
2.875%, due 05/02/17[3]	EUR	220,000	296,167
Hammerson PLC
4.875%, due 06/19/15	EUR	200,000	280,904
HSBC Bank PLC
3.875%, due 10/24/18[3]	EUR	100,000	146,371
HSBC Holdings PLC
6.000%, due 06/10/19[3]	EUR	130,000	194,624
Imperial Tobacco Finance PLC
4.500%, due 07/05/18	EUR	250,000	367,017
7.250%, due 09/15/14	EUR	150,000	216,686
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19	EUR	100,000	171,092
Legal & General Group PLC
4.000%, due 06/08/25[5]	EUR	100,000	125,078
Lloyds TSB Bank PLC
6.500%, due 03/24/20	EUR	140,000	191,316
Mondi Finance Ltd.
5.750%, due 04/03/17	EUR	60,000	89,434
Motability Operations Group PLC
3.250%, due 11/30/18[3]	EUR	150,000	209,314
National Grid PLC
6.500%, due 04/22/14	EUR	200,000	280,782
Nationwide Building Society
3.125%, due 04/03/17	EUR	100,000	139,034
3.750%, due 01/20/15	EUR	50,000	68,696
6.750%, due 07/22/20	EUR	120,000	171,424
Rexam PLC
4.375%, due 03/15/13	EUR	110,000	144,066
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	370,000	541,407
6.000%, due 05/10/13	EUR	180,000	237,479
SABMiller PLC
4.500%, due 01/20/15	EUR	100,000	139,878
United Utilities Water PLC
4.250%, due 01/24/20	EUR	50,000	73,414
Total United Kingdom corporate notes			6,114,246

United States—1.08%
Bank of America Corp.
4.750%, due 04/03/17[3]	EUR	200,000	287,068

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Corporate notes—(concluded)
United States—(concluded)
5.125%, due 09/26/14	EUR	300,000	416,025
Citigroup, Inc.
0.850%, due 05/31/17[5]	EUR	180,000	211,843
3.625%, due 11/30/17[5]	EUR	100,000	120,542
4.000%, due 11/26/15	EUR	350,000	487,286
7.375%, due 06/16/14	EUR	230,000	327,190
7.375%, due 09/04/19	EUR	120,000	199,686
GE Capital Trust II
5.500%, due 09/15/67[3,5]	EUR	100,000	126,141
GE Capital Trust IV
4.625%, due 09/15/66[3,5]	EUR	50,000	61,976
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	137,768
JP Morgan Chase & Co.
6.125%, due 04/01/14	EUR	400,000	556,608
Kraft Foods, Inc.
6.250%, due 03/20/15	EUR	100,000	145,268
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	100,000	132,596
4.875%, due 05/30/14	EUR	100,000	136,592
MetLife Global Funding I
4.625%, due 05/16/17	EUR	100,000	147,059
Morgan Stanley
4.000%, due 11/17/15	EUR	405,000	551,055
4.500%, due 02/23/16	EUR	50,000	68,804
5.500%, due 10/02/17	EUR	50,000	72,590
Pemex Project Funding Master Trust
6.375%, due 08/05/16[3]	EUR	160,000	239,611
Pfizer, Inc.
5.750%, due 06/03/21	EUR	100,000	167,281
Roche Holdings, Inc.
6.500%, due 03/04/21[3]	EUR	150,000	263,985
Swiss Re Treasury (US)
7.000%, due 05/19/14	EUR	100,000	141,775
The Procter & Gamble Co.
4.875%, due 05/11/27	EUR	75,000	122,331
Wachovia Corp.
4.375%, due 11/27/18	EUR	50,000	70,627
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	98,780
Zurich Finance (USA), Inc.
5.750%, due 10/02/23[5]	EUR	160,000	213,087
Total United States corporate notes			5,503,574
Total corporate notes (cost—$35,783,856)			37,030,321

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]		Value ($)
Non-US government obligations—3.19%
Australia—0.07%
Australia Index Linked Government Bond
2.500%, due 09/20/30	AUD	230,000	321,135
3.000%, due 09/20/25	AUD	23,000	33,502
Total Australia			354,637

Canada—0.09%
Canadian Government Bond
4.000%, due 12/01/31	CAD	274,547	479,392

Germany—0.61%
Bundesrepublik Deutschland
1.500%, due 09/04/22	EUR	1,400,000	1,818,003
1.750%, due 07/04/22	EUR	550,000	732,586
Bundesrepublik Deutschland,
Series 09
3.250%, due 01/04/20	EUR	250,000	374,895
Series 98
4.750%, due 07/04/28	EUR	100,000	176,749
Total Germany			3,102,233

Mexico—2.31%
Mexican Bonos
6.500%, due 06/10/21	MXN	35,200,000	2,895,267
7.500%, due 06/03/27	MXN	34,000,000	2,980,282
8.500%, due 05/31/29	MXN	31,300,000	2,969,814
10.000%, due 12/05/24	MXN	27,300,000	2,893,569
Total Mexico			11,738,932

United Kingdom—0.11%
United Kingdom Gilt ILB
0.625%, due 03/22/40[3]	GBP	213,209	377,288
1.875%, due 11/22/22	GBP	80,337	164,247
Total United Kingdom			541,535
Total non-US government obligations (cost—$15,897,678)			16,216,729

Short-term corporate obligation—1.38%
United Kingdom—1.38%
Nationwide Building Society
0.720%, due 01/24/13 (cost—$7,000,000)		7,000,000	7,000,000

Time deposits—8.52%
BNP Paribas
0.120%, due 11/01/12		5,051,846	5,051,846
Calyon
0.180%, due 11/01/12		5,004,571	5,004,571
ING Bank N.V.
0.890%, due 10/17/13		2,000,000	2,000,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Face amount[4]	Value ($)
Time deposits—(concluded)
Mitsubishi UFJ Trust & Banking Corp.
0.420%, due 03/13/13	7,000,000	7,000,000
National Bank of Canada
0.120%, due 11/01/12	8,000,187	8,000,187
Rabobank Nederland N.V.
0.100%, due 11/01/12	6,350,352	6,350,352
Skandinaviska Enskilda Banken AB
0.580%, due 02/15/13	5,000,000	5,000,000
Societe Generale, Cayman Islands
0.150%, due 11/01/12	5,002,431	5,002,431
Total Time deposits (cost—$43,409,387)		43,409,387

Short-term US government obligations[8]—17.97%
US Treasury Bills
0.088%, due 11/15/12[1]	31,150,000	31,149,284
0.130%, due 12/06/12[1]	52,353,000	52,348,183
0.105%, due 12/20/12[1]	8,000,000	7,998,912
Total short-term US government obligations (cost—$91,459,579)		91,496,379

Repurchase agreement—10.56%
Repurchase agreement dated 10/31/12 with State Street Bank & Trust Co., 0.010% due 11/01/12, collateralized by $31,031,480 Federal National Mortgage Association obligations, 0.740% to 0.750% due 06/04/15 and $22,795,643 US Treasury Notes, 1.500% due 06/30/16 to 07/31/16; (value—$54,875,608); proceeds: $53,799,015 (cost —$53,799,000)	53,799,000	53,799,000

	Number of contracts/ Notional amount
Options and swaptions purchased—1.10%
Call options & swaptions purchased—0.78%
CBOE SPX Volatility Index, strike @ 21, expires 01/16/13	1,125		309,375
CBOE SPX Volatility Index, strike @ 24, expires 12/29/12	650		84,500
Kospi 200 Index, strike @ 267, expires 06/12/14	KRW	25,045,339	421,036
Kospi 200 Index, strike @ 252, expires 06/12/14	KRW	40,975,161	925,784
S&P 500 Index, strike @ 1,405, expires 12/22/12	20		70,000
S&P 500 Index, strike @ 1,430, expires 12/22/12	6		13,200
S&P 500 Index, strike @ 1,435, expires 12/22/12	15		30,000
S&P 500 Index, strike @ 1,445, expires 12/22/12	15		23,100
S&P 500 Index, strike @ 1,450, expires 12/22/12	13		15,990
S&P 500 Index, strike @ 1,455, expires 12/22/12	15		18,150

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options and swaptions purchased—(continued)
Call options & swaptions purchased—(concluded)
S&P 500 Index, strike @ 1,465, expires 12/22/12	3		2,595
S&P 500 Index, strike @ 1,570, expires 11/17/12	68		340
S&P 500 Index, strike @ 1,575, expires 11/17/12	68		544
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	USD	9,000,000	397,359
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	USD	1,000,000	39,218
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	USD	1,250,000	19,216
USD Call/JPY Put, strike @ JPY 94, expires 08/15/13	USD	11,700,000	27,733
6 Month EURIBOR Interest Rate Swap, strike @ 1.500%, expires 07/21/14 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 07/23/29 [9]	EUR	24,000,000	448,329
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 01/19/15 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 01/21/20 [9]	EUR	1,880,000	116,333
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 02/09/15 (counterparty: Barclays Bank PLC; receive floating rate); underlying swap terminates 02/11/20 [9]	EUR	16,300,000	997,013
Total call options & swaptions purchased			3,959,815

Put options & swaptions purchased—0.32%
Apple, Inc., strike @ 555, expires 01/19/13 [2]	30		53,925
Apple, Inc., strike @ 560, expires 01/19/13 [2]	10		19,600
CBOE SPX Volatility Index, strike @ 16, expires 12/19/12	1,125		69,750
CBOE SPX Volatility Index, strike @ 18, expires 11/21/12	650		72,800
Dax Index, strike @ 6,955, expires 12/21/12	EUR	2,188	240,164
S&P 500 Index, strike @ 1,150, expires 11/17/12	317		4,755
S&P 500 Index, strike @ 1,170, expires 11/17/12	430		2,150
S&P 500 Index, strike @ 1,175, expires 11/17/12	204		4,080
S&P 500 Index, strike @ 1,180, expires 11/17/12	408		14,280
S&P 500 Index, strike @ 1,200, expires 11/17/12	1,656		49,680
S&P 500 Index, strike @ 1,220, expires 11/17/12	771		19,275
S&P 500 Index, strike @ 1,230, expires 11/17/12	227		6,810
S&P 500 Index, strike @ 1,240, expires 11/17/12	454		20,430
S&P 500 Index, strike @ 1,370, expires 11/17/12	68		61,880
S&P 500 Index, strike @ 1,375, expires 12/31/12	211		531,720
S&P 500 Index, strike @ 1,400, expires 11/17/12	91		165,620
S&P 500 Index, strike @ 1,410, expires 12/22/12	3		9,516
S&P 500 Index, strike @ 1,420, expires 11/17/12	91		222,950
S&P 500 Index, strike @ 1,460, expires 12/22/12	12		75,600

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options and swaptions purchased—(concluded)
Put options & swaptions purchased—(concluded)
USD Put/JPY Call, strike @ JPY 71, expires 05/16/14	USD	1,250,000	17,210
Total Put options & swaptions purchased			1,662,195
Total options and swaptions purchased (cost—$6,784,142)			5,622,010
Total investments before investments sold short (cost—$502,790,150)—100.96%			514,174,807

	Shares
Investments sold short—(4.36)%
Common stocks—(4.36)%
Canada—(0.67)%
Athabasca Oil Corp.	(55,100)	(666,993)
MEG Energy Corp.	(26,100)	(953,319)
Niko Resources Ltd.	(12,800)	(163,020)
Osisko Mining Corp.	(93,500)	(918,383)
Turquoise Hill Resources Ltd.	(88,500)	(692,050)
Total Canada common stocks		(3,393,765)

Finland—(0.42)%
Sampo Oyj, A Shares	(68,477)	(2,146,130)

France—(0.15)%
Groupe Eurotunnel SA	(102,856)	(782,036)

Germany—(0.29)%
Commerzbank AG	(158,027)	(302,734)
ThyssenKrupp AG	(50,772)	(1,155,261)
Total Germany common stocks		(1,457,995)

Japan—(0.20)%
Hokkaido Electric Power Co.	(12,500)	(102,875)
Mitsui O.S.K. Lines Ltd.	(297,000)	(710,597)
Senshu Ikeda Holdings, Inc.	(31,960)	(199,375)
Teijin Ltd.	(3,000)	(6,877)
Total Japan common stocks		(1,019,724)

Luxembourg—(0.18)%
ArcelorMittal	(61,596)	(912,544)

Netherlands—(0.65)%
DE Master Blenders 1753 N.V.	(155,223)	(1,897,041)
Koninklijke Philips Electronics N.V.	(56,858)	(1,421,605)
Total Netherlands common stocks		(3,318,646)

Sweden—(0.09)%
Investor AB, B Shares	(18,562)	(409,417)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

	Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Telefonaktiebolaget LM Ericsson, B Shares	(4,862)	(42,734)
Total Sweden common stocks		(452,151)

Switzerland—(0.12)%
GAM Holding AG	(19,084)	(266,393)
Sika AG	(165)	(344,245)
Total Switzerland common stocks		(610,638)

United Kingdom—(0.05)%
Cairn Energy PLC	(332)	(1,502)
Rowan Co. PLC, Class A	(8,306)	(263,383)
Total United Kingdom common stocks		(264,885)

United States—(1.54)%
Abercrombie & Fitch Co., Class A	(22,983)	(702,820)
Alpha Natural Resources, Inc.	(50,100)	(429,357)
Cobalt International Energy, Inc.	(29,769)	(619,493)
FMC Technologies, Inc.	(24,800)	(1,014,320)
Las Vegas Sands Corp.	(6,644)	(308,547)
Leucadia National Corp.	(58,073)	(1,318,257)
Level 3 Communications, Inc.	(38,729)	(793,945)
MGM Resorts International	(84,479)	(870,979)
NII Holdings, Inc.	(75,818)	(604,269)
Range Resources Corp.	(16,763)	(1,095,630)
Wynn Resorts Ltd.	(748)	(90,553)
Total United States common stocks		(7,848,170)
Total investments sold short (proceeds—$22,694,864)—(4.36)%		(22,206,684)
Other assets in excess of liabilities—3.40%		17,293,971
Net assets—100.00%		509,262,094

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,837,762
Gross unrealized depreciation	(12,453,105)
Net unrealized appreciation	$11,384,657

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)

30	Apple, Inc., strike @ 555[2]	01/19/13	211,848	(169,650)	42,198
10	Apple, Inc., strike @ 560[2]	01/19/13	68,066	(53,125)	14,941
3	S&P 500 Index, strike @ 1,410	12/22/12	10,103	(10,103)	—
23	S&P 500 Index, strike @ 1,420	11/17/12	33,992	(33,992)	—
68	S&P 500 Index, strike @ 1,460	11/17/12	18,557	(18,360)	197
12	S&P 500 Index, strike @ 1,460	12/22/12	49,175	(12,360)	36,815
181	S&P 500 Index, strike @ 1,470	11/17/12	48,070	(34,390)	13,680
91	S&P 500 Index, strike @ 1,480	11/17/12	18,009	(9,100)	8,909
273	S&P 500 Index, strike @ 1,490	11/17/12	51,072	(19,110)	31,962
182	S&P 500 Index, strike @ 1,500	11/17/12	44,368	(9,100)	35,268
91	S&P 500 Index, strike @ 1,520	11/17/12	13,799	(2,275)	11,524
68	S&P 500 Index, strike @ 1,525	11/17/12	14,817	(1,360)	13,457
68	S&P 500 Index, strike @ 1,540	11/17/12	4,957	(1,020)	3,937
46	S&P 500 Index, strike @ 1,550	12/22/12	12,324	(2,760)	9,564
			599,157	(376,705)	222,452

	Put options written
317	S&P 500 Index, strike @ 1,270	11/17/12	44,615	(31,700)	12,915
612	S&P 500 Index, strike @ 1,275	11/17/12	153,330	(61,200)	92,130
612	S&P 500 Index, strike @ 1,280	11/17/12	125,525	(79,560)	45,965
476	S&P 500 Index, strike @ 1,300	11/17/12	157,991	(85,680)	72,311
408	S&P 500 Index, strike @ 1,310	11/17/12	180,794	(81,600)	99,194
261	S&P 500 Index, strike @ 1,320	11/17/12	122,537	(78,300)	44,237
20	S&P 500 Index, strike @ 1,405	12/22/12	73,958	(66,000)	7,958
6	S&P 500 Index, strike @ 1,430	12/22/12	26,387	(28,200)	(1,813)
15	S&P 500 Index, strike @ 1,435	12/22/12	61,469	(70,501)	(9,032)
15	S&P 500 Index, strike @ 1,445	12/22/12	56,968	(72,900)	(15,932)
13	S&P 500 Index, strike @ 1,450	12/22/12	54,573	(78,260)	(23,687)
15	S&P 500 Index, strike @ 1,455	12/22/12	49,468	(89,399)	(39,931)
3	S&P 500 Index, strike @ 1,465	12/22/12	11,094	(20,910)	(9,816)
			1,118,709	(844,210)	274,499
			1,717,866	(1,220,915)	496,951

Written option activity for the three months ended October 31, 2012 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2012	3,643	1,815,494
Options written	12,853	3,877,242
Options terminated in closing purchase transactions	(5,745)	(2,542,067)
Options expired prior to exercise	(6,832)	(1,432,803)
Options outstanding at October 31, 2012	3,919	1,717,866

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Swaptions and foreign exchange written options

Notional amount (000)		Call options written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
EUR	12,500	6 Month EURIBOR Interest Rate Swap, strike @ 1.70%; terminating 07/23/24[9]	RBS	Receive	07/21/14	325,863	(261,567)	64,296
EUR	1,000	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 01/21/25[9]	RBS	Receive	01/19/15	59,699	(84,182)	(24,483)
EUR	8,600	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 02/11/25[9]	BB	Receive	02/09/15	473,168	(720,073)	(246,905)
USD	6,700	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/12/43[9]	BB	Receive	04/10/13	367,781	(468,223)	(100,442)
USD	13,400	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/12/43[9]	RBS	Receive	04/10/13	792,121	(936,445)	(144,324)
USD	6,316	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/19/43[9]	BB	Receive	04/17/13	359,065	(446,074)	(87,009)
USD	3,158	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[9]	BB	Receive	04/18/13	182,848	(226,548)	(43,700)
USD	6,417	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[9]	RBS	Receive	04/18/13	373,775	(460,341)	(86,566)
USD	14,159	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[9]	RBS	Receive	04/18/13	824,728	(1,015,735)	(191,007)
USD	2,750	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[9]	BB	Receive	04/18/13	157,850	(197,279)	(39,429)
USD	1,250	USD Call/JPY Put, strike @ JPY 88	BB	n/a	05/16/14	50,525	(20,035)	30,490
						3,967,423	(4,836,502)	(869,079)
		Put options written
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	n/a	02/09/15	423,000	(135,963)	287,037
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	n/a	12/10/15	84,275	(29,286)	54,989
USD	1,250	USD Put/JPY Call, strike @ JPY 71	BB	n/a	05/16/14	67,475	(16,440)	51,035
USD	11,700	USD Put/JPY Call, strike @ JPY 75	RBS	n/a	08/15/13	592,605	(117,642)	474,963
						1,167,355	(299,331)	868,024
						5,134,778	(5,135,833)	(1,055)

Swaption and foreign exchange written option activity for the three months ended October 31, 2012 was as follows:

Premiums
received ($)
Swaption and foreign exchange options outstanding at July 31, 2012	5,134,778
Swaption and foreign exchange options written	—
Swaption and foreign exchange options terminated in closing purchase transactions	—
Swaption and foreign exchange options expired prior to exercise	—
Swaption and foreign exchange options outstanding at October 31, 2012	5,134,778

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
110	USD	Ultra Long US Treasury Bond Futures	December 2012	18,352,484	18,160,312	(192,172)
624	USD	US Treasury Note 10 Year Futures	December 2012	82,694,818	83,011,500	316,682
Index futures buy contracts:
3	AUD	ASX SPI 200 Index Futures	December 2012	348,192	350,281	2,089
68	CAD	S&P TSE 60 Index Futures	December 2012	9,598,663	9,660,830	62,167
50	EUR	AEX Index Futures	November 2012	4,281,260	4,269,661	(11,599)
31	EUR	DAX Index Futures	December 2012	7,370,677	7,301,866	(68,811)
30	EUR	Euro STOXX 50 Index Futures	December 2012	968,957	973,405	4,448
8	EUR	FTSE MIB Index Futures	December 2012	826,031	803,811	(22,220)
12	EUR	IBEX 35 Index Futures	November 2012	1,247,621	1,216,896	(30,725)
66	GBP	FTSE 100 Index Futures	December 2012	6,164,328	6,128,823	(35,505)
69	SEK	OMX 30 Index Futures	November 2012	1,114,288	1,092,911	(21,377)
460	USD	NASDAQ 100 Emini Index Futures	December 2012	25,974,721	24,292,600	(1,682,121)
378	USD	S&P 500 E-Mini Index Futures	December 2012	27,196,856	26,588,520	(608,336)
16	HKD	Hang Seng Index Futures	November 2012	2,247,096	2,237,302	(9,794)

Interest rate futures buy contracts:
155	EUR	German Euro Bund Futures	December 2012	28,375,613	28,456,287	80,674
198	GBP	United Kingdom Long Gilt Bond Futures	December 2012	38,253,009	38,004,231	(248,778)
				255,014,614	252,549,236	(2,465,378)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Proceeds($)	value($)	(depreciation)($)
Index futures sell contracts:
19	AUD	ASX SPI 200 Index Futures	December 2012	2,171,067	2,218,450	(47,383)
8	CHF	Swiss Market Index Futures	December 2012	563,342	566,581	(3,239)
285	EUR	CAC 40 Index Futures	November 2012	12,943,923	12,648,628	295,295
113	EUR	FTSE MIB Index Futures	December 2012	11,557,748	11,353,826	203,922
1	GBP	FTSE 100 Index Futures	December 2012	94,441	92,861	1,580
7	HKD	Hang Seng Index Futures	November 2012	972,673	978,820	(6,147)
112	JPY	TOPIX Index Futures	December 2012	10,142,359	10,383,085	(240,726)
27	SEK	OMX 30 Index Futures	November 2012	434,670	427,661	7,009
556	USD	Russell 2000 Mini Index Futures	December 2012	47,299,153	45,386,280	1,912,873
145	USD	S&P 500 E-Mini Index Futures	December 2012	10,567,499	10,199,300	368,199
55	EUR	EURO STOXX 50 Index Futures	December 2012	1,840,714	1,784,575	56,139
1315	EUR	Euro STOXX Banks Futures	December 2012	9,062,091	9,039,599	22,492

Interest rate futures sell contracts:
96	AUD	Australian Bond 10 Year Futures	December 2012	12,498,628	12,474,305	24,323
241	CAD	Canada Government Bond 10 Year Futures	December 2012	32,809,715	33,050,395	(240,680)
70	EUR	EURO OAT Futures	December 2012	12,072,075	12,209,935	(137,860)
259	JPY	JGB MINI 10 Year Futures	December 2012	46,574,344	46,725,635	(151,291)
				211,604,442	209,539,936	2,064,506
						(400,872)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)

BB	AUD	3,833	USD	3,963	12/06/12	(4)
BB	AUD	5,221,717	USD	5,354,751	12/19/12	(45,138)
BB	AUD	1,500,000	USD	1,533,056	01/10/13	(15,409)
BB	CAD	1,950,000	USD	1,937,345	11/09/12	(14,783)
BB	CAD	11,252,505	USD	11,326,250	11/20/12	63,947
BB	CAD	472,040	USD	475,234	12/06/12	2,938
BB	CAD	2,123,584	USD	2,168,604	12/19/12	44,484
BB	CAD	1,660,000	USD	1,686,848	01/10/13	27,244
BB	CAD	7,280,156	USD	7,417,226	05/23/13	161,343
BB	EUR	600,000	USD	788,532	11/09/12	10,795
BB	EUR	9,724,948	USD	12,129,422	11/29/12	(478,528)
BB	EUR	29,511,915	USD	37,104,941	12/06/12	(1,158,654)
BB	EUR	2,875,794	USD	3,714,671	01/10/13	(15,446)
BB	EUR	13,518,331	USD	17,604,599	03/22/13	58,755
BB	GBP	4,272,519	USD	6,636,576	11/09/12	(258,033)
BB	HKD	2,600,000	USD	335,370	11/09/12	(116)
BB	JPY	154,751,555	USD	1,956,936	12/19/12	17,517
BB	JPY	18,883,000	USD	240,057	01/18/13	3,326
BB	JPY	30,591,000	USD	388,216	03/14/13	4,490
BB	NZD	2,812,900	USD	2,333,596	12/19/12	27,337
BB	SEK	9,968,893	USD	1,483,439	12/19/12	(17,428)
BB	SGD	8,448,512	USD	6,910,000	04/19/13	(17,352)
BB	USD	11,343	AUD	10,998	12/06/12	42
BB	USD	43,192	EUR	33,128	12/06/12	(240)
BB	USD	2,945,844	EUR	2,248,238	12/19/12	(30,429)
BB	USD	1,738,077	EUR	1,347,506	12/19/12	9,309
BB	USD	2,517,829	GBP	1,573,130	12/19/12	20,432
BB	USD	1,254,222	GBP	774,393	12/19/12	(4,732)
BB	USD	6,910,000	INR	379,673,405	04/19/13	(50,459)
BB	USD	11,250,281	MXN	150,000,000	04/22/13	9,738
BB	USD	5,542,385	NOK	31,871,846	12/19/12	38,449
BB	USD	597,985	NOK	3,396,432	12/19/12	(3,262)
BNP	AUD	900,000	USD	936,680	11/09/12	2,953
BNP	AUD	305,946	USD	318,631	12/06/12	1,900
BNP	AUD	482	USD	490	12/06/12	(9)
BNP	AUD	11,200,000	USD	11,561,984	03/26/13	65,406
BNP	CAD	2,191,100	USD	2,238,100	05/22/13	54,251
BNP	EUR	616,652	USD	801,169	12/06/12	1,651
BNP	EUR	1,876,482	USD	2,400,186	12/06/12	(32,761)
BNP	GBP	348,311	USD	551,163	12/06/12	(10,859)
BNP	JPY	193,000,000	USD	2,465,386	11/09/12	47,615
BNP	JPY	117,822,000	USD	1,500,000	01/24/13	22,820
BNP	SEK	2,400,000	USD	353,170	11/09/12	(8,589)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)

BNP	USD	5,501	AUD	5,263	12/06/12	(52)
BNP	USD	6,765	CAD	6,622	12/06/12	(140)
BNP	USD	3,028,943	EUR	2,356,746	12/06/12	26,689
BNP	USD	10,838	EUR	8,261	12/06/12	(128)
BNP	USD	10,638	GBP	6,585	12/06/12	(12)
CITI	USD	62,854	NOK	360,000	01/18/13	113
DB	JPY	29,486,000	USD	375,536	02/15/13	5,780
DB	JPY	41,979,000	USD	533,971	04/17/13	7,202
DB	JPY	41,995,000	USD	534,592	06/24/13	7,173
DB	USD	1,063,110	CHF	991,000	01/18/13	2,327
GSI	USD	2,790,425	GBP	1,739,000	01/18/13	15,202
JPMCB	USD	711,157	AUD	701,000	01/18/13	12,072
JPMCB	USD	4,481,071	EUR	3,454,000	01/18/13	(651)
JPMCB	USD	655,787	SEK	4,386,000	01/18/13	4,000
MSC	AUD	3,401,829	USD	3,540,113	12/19/12	22,209
MSC	AUD	23,126,824	USD	23,370,367	12/19/12	(545,577)
MSC	CAD	18,453,120	USD	18,710,778	12/19/12	252,994
MSC	EUR	15,936,051	USD	20,443,942	12/19/12	(221,217)
MSC	EUR	2,120,736	USD	2,760,170	12/19/12	10,094
MSC	GBP	661,533	USD	1,070,063	12/19/12	2,673
MSC	GBP	2,069,421	USD	3,333,591	12/19/12	(5,440)
MSC	JPY	1,773,234,090	USD	22,649,651	12/19/12	426,653
MSC	NZD	2,900,615	USD	2,389,817	12/19/12	11,642
MSC	NZD	12,508,428	USD	9,853,139	12/19/12	(402,351)
MSC	SEK	8,792,139	USD	1,334,802	12/19/12	11,101
MSC	SEK	18,206,767	USD	2,695,681	12/19/12	(45,440)
MSC	SGD	14,314,656	USD	11,472,393	12/19/12	(262,470)
MSC	USD	5,154,386	AUD	5,005,429	12/19/12	21,835
MSC	USD	1,579,983	AUD	1,523,316	12/19/12	(4,690)
MSC	USD	5,023,274	CAD	4,916,124	12/19/12	(105,907)
MSC	USD	43,805,743	EUR	34,445,501	12/19/12	861,645
MSC	USD	1,347,929	GBP	831,183	12/19/12	(6,808)
MSC	USD	14,168,269	GBP	8,892,510	12/19/12	179,883
MSC	USD	5,719,413	JPY	445,854,549	12/19/12	(131,756)
MSC	USD	7,639,374	NOK	44,578,802	12/19/12	166,477
MSC	USD	1,600,329	NZD	1,945,119	12/19/12	(5,552)
MSC	USD	876,306	NZD	1,072,481	12/19/12	3,007
MSC	USD	1,211,639	SEK	8,020,103	12/19/12	(4,172)
MSC	USD	1,606,113	SEK	10,824,077	12/19/12	23,507
MSC	USD	1,866,962	SGD	2,285,445	12/19/12	6,599
RBC	USD	1,002,450	CAD	982,000	01/18/13	(20,860)
RBC	USD	246,959	MXN	3,193,000	01/18/13	(4,909)
RBS	AUD	45,976	USD	47,128	12/06/12	(469)
RBS	AUD	6,532	USD	6,770	12/06/12	8
RBS	CAD	11,915,760	USD	12,000,000	11/23/12	74,580
RBS	CAD	8,260	USD	8,482	12/06/12	217
RBS	CAD	2,281,880	USD	2,351,508	05/21/13	77,124
RBS	CHF	1,030,000	USD	1,053,891	11/09/12	(52,204)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
RBS	CHF	1,200,000	USD	1,282,155	01/10/13	(7,814)
RBS	DKK	1,200,000	USD	208,175	01/10/13	(611)
RBS	EUR	2,997,936	USD	3,683,692	11/09/12	(202,317)
RBS	EUR	174,920	USD	220,174	12/06/12	(6,618)
RBS	EUR	4,921,811	USD	6,368,409	01/18/13	(16,008)
RBS	GBP	8,598	USD	13,806	12/06/12	(68)
RBS	HKD	3,900,000	USD	502,977	01/10/13	(313)
RBS	JPY	273,000,000	USD	3,499,982	01/10/13	77,683
RBS	NOK	1,000,000	USD	174,283	01/10/13	(679)
RBS	SEK	3,800,000	USD	574,470	01/10/13	2,717
RBS	SGD	450,000	USD	366,328	01/10/13	(2,576)
RBS	USD	6,973	AUD	6,873	12/06/12	142
RBS	USD	339,475	EUR	262,435	12/06/12	784
RBS	USD	7,953	GBP	4,913	12/06/12	(25)
RBS	USD	10,793	GBP	6,742	12/06/12	85
						(1,209,106)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Payments received by the Portfolio[10]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation)($)
BB	EUR	13,280	05/25/42	1.794	6 Month EURIBOR	—	637,733	637,733
BB	EUR	2,920	05/28/42	1.695	6 Month EURIBOR	—	161,914	161,914
BB	GBP	2,576	05/24/42	6 Month GBP LIBOR	3.330	—	(82,657)	(82,657)
BB	GBP	11,724	05/24/42	6 Month GBP LIBOR	3.394	—	(316,286)	(316,286)
BB	USD	19,500	11/25/21	2.125	3 Month USD LIBOR	—	(908,306)	(908,306)
BB	USD	1,257	04/19/22	2.110	3 Month USD LIBOR	—	(52,538)	(52,538)
BB	USD	443	04/20/22	2.093	3 Month USD LIBOR	—	(17,807)	(17,807)
RBS	EUR	3,000	07/05/42	2.390	6 Month EURIBOR	—	10,100	10,100
RBS	GBP	500	07/05/42	6 Month GBP LIBOR	3.585	—	(5,732)	(5,732)
RBS	USD	12,200	02/10/22	2.090	3 Month USD LIBOR	—	(507,798)	(507,798)
						—	(1,081,377)	(1,081,377)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Credit default swaps on credit indices - buy protection11

					Rate type
Counterparty	Referenced obligations[12]	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Upfront payments (made)($)	Value($)	Unrealized appreciation($)
BB	iTraxx Europe Main Series 18 Index	EUR	8,440	12/20/17	1.000	(142,121)	158,762	16,641
BB	iTraxx Europe Main Series 18 Index	EUR	9,600	12/20/17	1.000	(173,126)	180,582	7,456
						(315,247)	339,344	24,097

Credit default swaps on corporate and sovereign issues - sell protection13

					Rate type
Counterparty	Referenced obligations[12]	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[14]
BB	iTraxx Europe Senior Financial Series Index	EUR	10,000	12/20/17	1.000	486,274	(464,439)	21,835	1.76
BB	iTraxx Europe Senior Financial Series Index	EUR	26,000	12/20/17	1.000	1,292,006	(1,207,541)	84,465	1.76
BB	CDX North America High Yield Index	USD	11,300	12/20/17	5.000	27,819	(83,145)	(55,326)	5.17
RBS	CDX North America High Yield Index	USD	15,100	12/20/17	5.000	(46,492)	(111,106)	(157,598)	5.17
						1,759,607	(1,866,231)	(106,624)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Variance Swaps9,15

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	GBP	9	12/20/13	Pay	FTSE 100 Index	27.95	—	97,331	97,331
BB	HKD	86	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.75	—	(99,405)	(99,405)
BB	USD	13	12/21/12	Pay	S&P 500 Index	30.95	—	129,695	129,695
BNP	GBP	5	12/20/13	Pay	FTSE 100 Index	24.00	—	17,111	17,111
BNP	GBP	25	12/20/13	Pay	FTSE 100 Index	27.50	—	251,713	251,713
BNP	GBP	5	12/19/14	Pay	FTSE 100 Index	25.00	—	1,390	1,390
BNP	GBP	10	12/19/14	Pay	FTSE 100 Index	25.20	—	8,860	8,860
BNP	GBP	13	12/19/14	Pay	FTSE 100 Index	26.90	—	48,746	48,746
BNP	GBP	2	12/19/14	Pay	FTSE 100 Index	28.20	—	13,434	13,434
BNP	GBP	4	12/19/14	Pay	FTSE 100 Index	28.50	—	24,903	24,903
BNP	HKD	85	12/30/13	Receive	China Enterprises Index (Hang Seng)	32.60	—	(31,883)	(31,883)
BNP	HKD	254	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.40	—	(281,752)	(281,752)
BNP	HKD	129	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.65	—	(31,030)	(31,030)
BNP	HKD	41	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.25	—	(12,534)	(12,534)
BNP	HKD	85	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.30	—	(15,217)	(15,217)
BNP	HKD	15	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.50	—	(2,690)	(2,690)
BNP	HKD	53	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.00	—	(14,534)	(14,534)
BNP	JPY	1,000	12/13/12	Receive	Nikkei 225 Index	28.70	—	(79,273)	(79,273)
BNP	JPY	4,800	12/14/12	Receive	Nikkei 225 Index	28.70	—	(433,549)	(433,549)
BNP	JPY	20,000	12/14/12	Receive	Nikkei 225 Index	32.20	—	(2,432,183)	(2,432,183)
BNP	JPY	1,000	12/13/13	Receive	Nikkei 225 Index	28.75	—	(79,434)	(79,434)
BNP	JPY	2,000	12/13/13	Receive	Nikkei 225 Index	28.75	—	(157,230)	(157,230)
BNP	JPY	1,216	12/13/13	Receive	Nikkei 225 Index	29.00	—	(100,002)	(100,002)
BNP	JPY	1,348	12/13/13	Receive	Nikkei 225 Index	29.50	—	(126,654)	(126,654)
BNP	JPY	11,000	12/13/13	Receive	Nikkei 225 Index	29.70	—	(1,030,148)	(1,030,148)
BNP	JPY	593	12/13/13	Receive	Nikkei 225 Index	29.70	—	(55,125)	(55,125)
BNP	JPY	762	12/13/13	Receive	Nikkei 225 Index	29.80	—	(72,553)	(72,553)
BNP	JPY	800	12/13/13	Receive	Nikkei 225 Index	31.00	—	(82,636)	(82,636)
BNP	JPY	3,100	12/13/13	Receive	Nikkei 225 Index	31.00	—	(311,468)	(311,468)
BNP	JPY	1,375	12/13/13	Receive	Nikkei 225 Index	31.30	—	(152,133)	(152,133)
BNP	USD	72	12/21/12	Pay	S&P 500 Index	27.40	—	523,642	523,642
BNP	USD	233	12/21/12	Pay	S&P 500 Index	32.40	—	2,562,884	2,562,884
BNP	USD	10	12/20/13	Pay	S&P 500 Index	26.70	—	50,101	50,101
BNP	USD	30	12/20/13	Pay	S&P 500 Index	26.80	—	146,445	146,445
BNP	USD	130	12/20/13	Pay	S&P 500 Index	27.00	—	752,628	752,628
BNP	USD	20	12/20/13	Pay	S&P 500 Index	27.00	—	99,279	99,279
BNP	USD	15	12/20/13	Pay	S&P 500 Index	27.50	—	84,775	84,775
BNP	USD	9	12/20/13	Pay	S&P 500 Index	27.80	—	57,187	57,187
BNP	USD	16	12/20/13	Pay	S&P 500 Index	28.00	—	79,804	79,804
BNP	USD	10	12/20/13	Pay	S&P 500 Index	28.00	—	66,178	66,178
BNP	USD	5	12/20/13	Pay	S&P 500 Index	29.00	—	35,396	35,396
BNP	USD	40	12/20/13	Pay	S&P 500 Index	29.50	—	275,774	275,774

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	17	12/20/13	Pay	S&P 500 Index	30.20	—	129,691	129,691
CSI	JPY	5,000	12/13/13	Receive	Nikkei 225 Index	34.00	—	(678,899)	(678,899)
CSI	USD	48	12/20/13	Pay	S&P 500 Index	35.50	—	582,435	582,435
							—	(240,930)	(240,930)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	210,144,760	99,630	—	210,244,390
Preferred stocks	1,058,589	—	—	1,058,589
Rights	—	3,985	—	3,985
Investment companies	2,002,966	—	—	2,002,966
US government obligations	—	46,291,051	—	46,291,051
Corporate notes	—	37,030,321	—	37,030,321
Non-US government obligations	—	16,216,729	—	16,216,729
Short-term corporate obligation	—	7,000,000	—	7,000,000
Time deposits	—	43,409,387	—	43,409,387
Short-term US government obligations	—	91,496,379	—	91,496,379
Repurchase agreement	—	53,799,000	—	53,799,000
Options and swaptions purchased	2,139,254	3,482,756	—	5,622,010
Common stocks sold short	(22,206,684)	—	—	(22,206,684)
Written options	(998,140)	(222,775)	—	(1,220,915)
Swaptions and foreign exchange written options	—	(5,135,833)	—	(5,135,833)
Futures, net	(400,872)	—	—	(400,872)
Forward foreign currency contracts, net	—	(1,209,106)	—	(1,209,106)
Swap agreements, net	—	(2,849,194)	—	(2,849,194)
Total	191,739,873	289,412,330	—	481,152,203

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2012, the value of these securities amounted to 2.40% of net assets.

4	In US Dollars unless otherwise indicated.
5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically.
6	Perpetual bond security. The maturity date reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rate shown is the discount rate at date of purchase.
9	Illiquid securities and other instruments representing 3.67% of net assets as of October 31, 2012.
10	Payments made/received are based on the notional amount.
11

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
13

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

15

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2012 (unaudited)

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

Portfolio acronyms:

ADR	American Depositary Receipt
ADS	American Depositary Shares
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2012.
BHAC	Berkshire Hathaway Assurance Corporation
CDO	Collateralized Debt Obligation
CETIP	Central of Custody and Settlement of Private Bonds
CLO	Collateralized Loan Obligation
COFI	Cost of Funds Index
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Notes
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guarantee Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
ILB

Inflation-linked bond (“ILB”) is a debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

JGB	Japan Government Bond
LIBOR	London Interbank Offered Rate
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
MSCI	Morgan Stanley Capital International
NATL-RE	National Reinsurance
NVDR	Non Voting Depositary Receipt
OJSC	Open Joint Stock Company
PSF	Permanent School Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCSDE	South Carolina School District Enhancement
SPDR	Standard & Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS	Treasury Inflation Indexed Securities
VRD	Variable Rate Demand Note
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Rupiah
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America N.A.
CITI	Citibank N.A.
CS	Credit Suisse
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SG	Societe Generale
SSC	State Street Bank & Trust Co.
TDB	Toronto Dominion Bank
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and other instruments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities or instruments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2012.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 28, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 28, 2012